                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5867

                     Oppenheimer Multi-State Municipal Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

  Principal
   Amount                                                                       Coupon       Maturity        Value
------------                                                                    ------      ----------   -------------
Municipal Bonds and Notes--132.0%
New Jersey--96.8%
$    445,000   Atlantic County, NJ Utilities Authority Solid Waste(1)            7.125%     03/01/2016   $     442,499
   3,880,000   Bayonne, NJ Parking Authority (City Parking)(1)                   5.000      06/15/2027       2,793,290
   6,065,000   Bayonne, NJ Redevel Agency(1)                                     7.625      04/01/2038       6,219,051
      10,000   Bergen County, NJ HDC(1)                                          6.750      10/01/2018          10,020
      75,000   Bergen County, NJ Utilities Authority(1)                          5.500      12/15/2016          75,202
      25,000   Berkeley, NJ HFC (Bayville Hsg.)(1)                               5.750      08/01/2014          25,049
   3,000,000   Burlington County, NJ Bridge Commission
               Economic Devel. (The Evergreens)(1)                               5.625      01/01/2038       1,811,280
      75,000   Camden County, NJ PCFA (Camden County Energy
               Recovery Associates)                                              7.500      12/01/2009          75,158
     100,000   Camden County, NJ PCFA (Camden County Energy
               Recovery Associates)                                              7.500      12/01/2010          99,660
      25,000   Essex County, NJ Improvement Authority
               (Mt. Carmel Towers)(1)                                            4.850      11/01/2032          22,509
      20,000   Essex County, NJ Improvement Authority
               (Sportsplex)(1)                                                   5.625      10/01/2023          20,005
     105,000   Essex County, NJ Improvement Authority
               (Sportsplex)(1)                                                   5.625      10/01/2027         104,990
     945,000   Gloucester County, NJ HDC (Colonial Park)(1)                      6.200      09/15/2011         922,386
       5,000   Gloucester County, NJ Utilities Authority(1)                      5.125      01/01/2013           5,015
   3,860,000   Hudson County, NJ Solid Waste Improvement
               Authority (Koppers Site)(1)                                       6.125      01/01/2029       3,048,512
   1,000,000   Hudson County, NJ Solid Waste Improvement
               Authority, Series 1(1)                                            6.000      01/01/2029         770,380
       5,000   Jackson, NJ Township Municipal Utilities Authority(1)             5.500      12/01/2015           5,053
      35,000   Middlesex County, NJ Improvement Authority
               (Edison Township)(1)                                              5.650      09/15/2011          35,123
     825,000   Middlesex County, NJ Improvement Authority
               (Heldrich Center Hotel)(1)                                        5.000      01/01/2015         632,437
     500,000   Middlesex County, NJ Improvement Authority
               (Heldrich Center Hotel)(1)                                        5.000      01/01/2020         309,670
   2,535,000   Middlesex County, NJ Improvement Authority
               (Heldrich Center Hotel)(1)                                        5.000      01/01/2032       1,237,891
   1,100,000   Middlesex County, NJ Improvement Authority
               (Heldrich Center Hotel)(1)                                        5.125      01/01/2037         525,745
      20,000   Middlesex County, NJ Improvement Authority
               (South Plainfield Urban Renewal)(1)                               5.500      09/01/2030          18,667
      35,000   Morris-Union, NJ Joint Commission COP(1)                          7.300      08/01/2009          35,055
      35,000   New Brunswick, NJ Hsg. & Urban Devel. Authority(1)                5.500      08/01/2011          35,103
      50,000   Newark, NJ Hsg. Authority (Lock Street Urban
               Renewal Partnership)(1)                                           6.400      01/20/2034          51,100
   2,045,000   NJ EDA (American Airlines)                                        7.100      11/01/2031         821,599
   3,060,000   NJ EDA (Applewood Estates)(1)                                     5.000      10/01/2035       2,054,300
      50,000   NJ EDA (Bristol Glen)(1)                                          5.750      07/01/2029          34,454
   1,130,000   NJ EDA (Cadbury at Cherry Hill)(1)                                5.500      07/01/2018         907,345
      25,000   NJ EDA (Cadbury at Cherry Hill)(1)                                5.500      07/01/2028          16,112


                    1 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

  Principal
   Amount                                                                       Coupon       Maturity        Value
------------                                                                    ------      ----------   -------------
New Jersey Continued
$     10,000   NJ EDA (Cigarette Tax)(1)                                         5.625%     06/15/2017   $       9,210
      25,000   NJ EDA (Consumers New Jersey Water Company)(1)                    5.100      09/01/2032          19,913
     580,000   NJ EDA (Continental Airlines)(1)                                  5.500      04/01/2028         259,637
  17,590,000   NJ EDA (Continental Airlines)(1)                                  6.250      09/15/2019      12,907,718
   4,375,000   NJ EDA (Continental Airlines)(1)                                  6.250      09/15/2029       2,817,150
   7,240,000   NJ EDA (Continental Airlines)(1)                                  6.400      09/15/2023       5,050,841
   3,940,000   NJ EDA (Continental Airlines)(1)                                  6.625      09/15/2012       3,445,136
  11,430,000   NJ EDA (Continental Airlines)(1)                                  7.000      11/15/2030       8,021,231
   9,475,000   NJ EDA (Continental Airlines)(1)                                  9.000      06/01/2033       8,072,511
   5,000,000   NJ EDA (Converted Organics of Woodbridge)(2)                      8.000      08/01/2027       3,268,350
   3,100,000   NJ EDA (Cranes Mill)(1)                                           5.100      06/01/2027       2,300,448
     160,000   NJ EDA (Dept. of Human Services)(1)                               6.250      07/01/2024         164,498
     115,000   NJ EDA (Devereux Foundation)(1)                                   5.450      05/01/2027         101,850
   2,605,000   NJ EDA (Elizabethtown Water Company)(1)                           5.600      12/01/2025       2,337,310
   2,999,948   NJ EDA (Empowerment Zone-Cumberland)(2)                           7.750      08/01/2021       1,609,592
   6,000,000   NJ EDA (GMT Realty)(1)                                            6.875      01/01/2037       4,513,200
      25,000   NJ EDA (Greater New York Councils Boy Scouts of America)(1)       5.450      09/01/2023          25,000
     425,000   NJ EDA (Hackensack Water Company)(1)                              5.900      03/01/2024         398,225
  18,650,000   NJ EDA (Hamilton Care)(1)                                         6.650      11/01/2037      12,800,614
   3,100,000   NJ EDA (JVG Properties)(1)                                        5.375      03/01/2019       2,930,926
   2,500,000   NJ EDA (Kapkowski Road Landfill)(1)                               6.500      04/01/2031       1,809,050
     130,000   NJ EDA (Keswick Pines)(1)                                         5.600      01/01/2012         125,535
      75,000   NJ EDA (Keswick Pines)(1)                                         5.750      01/01/2024          55,302
      45,000   NJ EDA (Kullman Associates)(1)                                    6.125      06/01/2018          34,497
     140,000   NJ EDA (Kullman Associates)(1)                                    6.750      07/01/2019         114,492
     160,000   NJ EDA (Leisure Park)(1)                                          5.875      12/01/2027         110,888
     810,000   NJ EDA (Lions Gate)(1)                                            5.750      01/01/2025         629,735
   1,345,000   NJ EDA (Lions Gate)(1)                                            5.875      01/01/2037         946,302
      30,000   NJ EDA (Manchester Manor)(1)                                      6.700      08/01/2022          30,025
   1,000,000   NJ EDA (Marcus L. Ward Home)(1)                                   5.750      11/01/2024         844,420
   1,200,000   NJ EDA (Marcus L. Ward Home)(1)                                   5.800      11/01/2031         945,180
   2,280,000   NJ EDA (Masonic Charity Foundation of New Jersey)(1)              5.500      06/01/2031       2,079,086
      90,000   NJ EDA (Metromall Urban Renewal)(1)                               6.500      04/01/2031          65,126
     525,000   NJ EDA (Middlesex Water Company)(1)                               5.250      10/01/2023         502,950
   1,100,000   NJ EDA (Middlesex Water Company)(1)                               5.250      02/01/2029         915,024
     770,000   NJ EDA (Middlesex Water Company)(1)                               5.350      02/01/2038         680,726
       5,000   NJ EDA (New Jersey American Water Company)(1)                     5.250      11/01/2032           4,067
   2,800,000   NJ EDA (New Jersey American Water Company)(1)                     5.250      07/01/2038       2,222,724
     150,000   NJ EDA (New Jersey American Water Company)(1)                     5.350      06/01/2023         150,041
     255,000   NJ EDA (New Jersey American Water Company)(1)                     5.350      06/01/2023         255,033
   4,685,000   NJ EDA (New Jersey American Water Company)(1)                     5.375      05/01/2032       3,885,739


                    2 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

  Principal
   Amount                                                                       Coupon       Maturity        Value
------------                                                                    ------      ----------   -------------
New Jersey Continued
$  1,020,000   NJ EDA (New Jersey American Water Company)(1)                     5.500%     06/01/2023   $     925,874
  11,855,000   NJ EDA (New Jersey American Water Company)(1)                     5.950      11/01/2029      10,737,192
   1,350,000   NJ EDA (New Jersey American Water Company)(1)                     6.000      05/01/2036       1,203,606
   7,050,000   NJ EDA (New Jersey American Water Company)(1)                     6.875      11/01/2034       7,045,770
     120,000   NJ EDA (New Jersey Natural Gas Company)(1)                        5.000      12/01/2038         100,300
      25,000   NJ EDA (New Jersey Transit Corp.)(1)                              5.700      12/15/2013          25,072
      30,000   NJ EDA (New Jersey Transit Corp.)(1)                              5.750      12/15/2017          30,088
      10,000   NJ EDA (New Jersey Transit Corp.)(1)                              5.750      12/15/2017          10,029
     400,000   NJ EDA (Newark Downtown District Management Corp.)(1)             5.125      06/15/2027         303,728
     700,000   NJ EDA (Newark Downtown District Management Corp.)(1)             5.125      06/15/2037         491,379
   3,995,000   NJ EDA (Nui Corp.)(1)                                             5.250      11/01/2033       2,887,906
   8,000,000   NJ EDA (Pingry School)(1)                                         5.000      11/01/2038       4,683,200
   1,165,000   NJ EDA (Reformed Church Ministries to the
               Aging The Particulare Synod Mid-Atlantics)(1)                     5.375      12/01/2018         931,732
  18,080,000   NJ EDA (School Facilities Construction)(3)                        5.125      03/01/2028      18,384,015
  36,180,000   NJ EDA (School Facilities Construction)(3)                        5.125      03/01/2030      36,604,753
   1,215,000   NJ EDA (St. Francis Life Care Corp.)(1)                           5.700      10/01/2017       1,031,924
   2,230,000   NJ EDA (St. Francis Life Care Corp.)(1)                           5.750      10/01/2023       1,659,544
      10,000   NJ EDA (The Presbyterian Home at Montgomery)(1)                   6.250      11/01/2020           8,225
     115,000   NJ EDA (The Presbyterian Home at Montgomery)(1)                   6.375      11/01/2031          78,517
      20,000   NJ EDA (United Methodist Homes of New Jersey)(1)                  5.125      07/01/2018          16,030
      10,000   NJ EDA (United Methodist Homes of New Jersey)(1)                  7.100      07/01/2010           9,841
      60,000   NJ EDA (United Methodist Homes of New Jersey)(1)                  7.200      07/01/2010          59,850
   2,500,000   NJ EDA Retirement Community (Seabrook Village)(1)                 5.250      11/15/2026       1,706,400
   3,500,000   NJ EDA Retirement Community (Seabrook Village)(1)                 5.250      11/15/2036       2,138,500
     625,000   NJ Educational Facilities Authority (Fairleigh
               Dickinson University), Series D(1)                                5.250      07/01/2032         474,544
  17,000,000   NJ Educational Facilities Authority (Fairleigh
               Dickinson University), Series D(1)                                6.000      07/01/2025      15,104,500
      10,000   NJ Educational Facilities Authority (Jersey
               City State College)(1)                                            6.250      07/01/2010          10,038
       5,000   NJ Educational Facilities Authority (Stevens
               Institute of Technology)(1)                                       5.000      07/01/2018           5,118
   4,250,000   NJ Educational Facilities Authority (Stevens
               Institute of Technology)(1)                                       5.000      07/01/2034       3,363,578
      90,000   NJ Educational Facilities Authority
               (University of Medicine & Dentistry)(1)                           5.250      12/01/2025          90,176
     475,000   NJ Health Care Facilities Financing Authority
               (Avalon at Hillsborough)(1)                                       6.150      07/01/2020         370,362
     750,000   NJ Health Care Facilities Financing Authority
               (Avalon at Hillsborough)(1)                                       6.375      07/01/2025         554,415
     565,000   NJ Health Care Facilities Financing Authority
               (Avalon at Hillsborough)(1)                                       6.625      07/01/2035         388,093


                    3 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

  Principal
   Amount                                                                       Coupon       Maturity        Value
------------                                                                    ------      ----------   -------------
New Jersey Continued
$  6,325,000   NJ Health Care Facilities Financing Authority
               (Bayonne Hospital)(1)                                             6.250%     07/01/2012   $   6,155,743
     150,000   NJ Health Care Facilities Financing Authority
               (Capital Health System)(1)                                        5.250      07/01/2017         151,112
     160,000   NJ Health Care Facilities Financing Authority
               (Capital Health System)(1)                                        5.250      07/01/2027         161,186
  39,155,000   NJ Health Care Facilities Financing Authority
               (CHE/MM/MC Obligated Group)(4)                                    1.627(5)   11/15/2033      24,589,340
   1,000,000   NJ Health Care Facilities Financing Authority
               (Children's Specialized Hospital)(1)                              5.500      07/01/2036         776,870
      70,000   NJ Health Care Facilities Financing Authority
               (Chilton Memorial Hospital)(1)                                    5.000      07/01/2013          70,006
      50,000   NJ Health Care Facilities Financing Authority
               (CoMC/KMCC Obligated Group)(1)                                    5.500      07/01/2017          49,996
      35,000   NJ Health Care Facilities Financing Authority
               (CoMC/KMCC Obligated Group)(1)                                    5.500      07/01/2027          31,024
      10,000   NJ Health Care Facilities Financing Authority
               (Community Hospital Group/Hartwyck at Oak Tree
               Obligated Group)(1)                                               5.000      07/01/2025           7,348
   7,000,000   NJ Health Care Facilities Financing Authority
               (Deborah Heart & Lung Center)(1)                                  6.300      07/01/2023       6,776,560
     750,000   NJ Health Care Facilities Financing Authority
               (Hebrew Old Age Center of Atlantic City)(1)                       5.300      11/01/2026         498,068
   1,000,000   NJ Health Care Facilities Financing Authority
               (Hebrew Old Age Center of Atlantic City)(1)                       5.375      11/01/2036         585,040
   1,260,000   NJ Health Care Facilities Financing Authority
               (Holy Name Hospital)(1)                                           5.000      07/01/2036         874,768
      50,000   NJ Health Care Facilities Financing Authority
               (Palisades Medical Center)(1)                                     5.200      07/01/2019          38,124
     435,000   NJ Health Care Facilities Financing Authority
               (Palisades Medical Center)(1)                                     5.250      07/01/2028         272,910
   1,395,666   NJ Health Care Facilities Financing Authority
               (Pascack Valley Hospital Assoc.)(2,4)                             5.125      07/01/2018          36,148
   5,616,822   NJ Health Care Facilities Financing Authority
               (Pascack Valley Hospital Assoc.)(2,4)                             5.125      07/01/2028         145,476
     131,636   NJ Health Care Facilities Financing Authority
               (Pascack Valley Hospital Assoc.)(2)                               6.625      07/01/2036           3,409
   1,200,000   NJ Health Care Facilities Financing Authority
               (Raritan Bay Medical Center)(1)                                   7.250      07/01/2014       1,120,320
   9,830,000   NJ Health Care Facilities Financing Authority
               (Raritan Bay Medical Center)(1)                                   7.250      07/01/2027       7,963,578
      25,000   NJ Health Care Facilities Financing Authority
               (Society of the Valley Hospital)(1)                               5.375      07/01/2025          21,757
      10,000   NJ Health Care Facilities Financing Authority
               (Somerset Medical Center)(1)                                      5.500      07/01/2023           6,143
      70,000   NJ Health Care Facilities Financing Authority
               (Somerset Medical Center)(1)                                      5.500      07/01/2033          36,563
     250,000   NJ Health Care Facilities Financing Authority
               (South Jersey Hospital System)(1)                                 5.000      07/01/2036         207,955


                    4 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

  Principal
   Amount                                                                       Coupon       Maturity        Value
------------                                                                    ------      ----------   -------------
New Jersey Continued
$ 37,955,000   NJ Health Care Facilities Financing Authority
               (St. Barnabas Corp./St. Barnabas Medical
               Center Obligated Group)                                           6.250%(6)  07/01/2030   $   5,445,783
      45,000   NJ Health Care Facilities Financing Authority
               (St. Barnabas)(1)                                                 5.000      07/01/2024          33,705
  10,000,000   NJ Health Care Facilities Financing Authority
               (St. Joseph's Hospital & Medical Center)(1)                       6.625      07/01/2038       7,816,600
     500,000   NJ Health Care Facilities Financing Authority
               (St. Peter's University Hospital/Margaret
               McLaughlin McCarrick Care Center Obligated Group)(1)              6.875      07/01/2020         500,905
   1,050,000   NJ Health Care Facilities Financing Authority
               (St. Peter's University Hospital/Margaret
               McLaughlin McCarrick Care Center Obligated Group)(1)              6.875      07/01/2030         987,095
      50,000   NJ Health Care Facilities Financing Authority
               (THGS/THGSF Obligated Group)(1)                                   5.200      07/01/2031          36,609
   2,000,000   NJ Health Care Facilities Financing Authority
               (Trinitas Hospital)(1)                                            5.250      07/01/2030       1,384,900
   5,880,000   NJ Health Care Facilities Financing Authority
               (Trinitas Hospital/Marillac Corp. Obligated Group)(1)             5.250      07/01/2030       4,071,606
      15,000   NJ HFA(1)                                                         5.250      11/01/2015          15,020
      30,000   NJ Higher Education Student Assistance
               Authority (Student Loans)(1)                                      5.250      06/01/2018          30,182
      80,000   NJ Higher Education Student Assistance
               Authority (Student Loans)(1)                                      5.300      06/01/2017          80,473
      25,000   NJ Higher Education Student Assistance
               Authority (Student Loans)(1)                                      5.800      06/01/2016          25,024
      10,000   NJ Higher Education Student Assistance
               Authority (Student Loans)(1,4)                                    5.900      07/01/2009          10,026
      15,000   NJ Higher Education Student Assistance
               Authority (Student Loans)(1)                                      6.125      07/01/2015          15,020
     330,000   NJ Higher Education Student Assistance
               Authority (Student Loans)(1)                                      6.000      06/01/2015         337,907
  30,000,000   NJ Higher Education Student Assistance
               Authority (Student Loans)(3)                                      6.125      06/01/2030      30,594,024
      10,000   NJ Higher Education Student Assistance
               Authority (Student Loans)(1)                                      6.150      06/01/2019          10,151
  10,000,000   NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.)(3)         4.550      10/01/2022       9,371,962
   5,000,000   NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.)(3)         4.625      10/01/2027       4,365,900
   4,500,000   NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.)(3)         5.000      10/01/2037       3,989,970
   5,970,000   NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.)(3)         5.375      04/01/2030       5,819,795
      85,000   NJ Hsg. & Mtg. Finance Agency (Homebuyer)(1)                      5.150      10/01/2018          86,249
   2,145,000   NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)                    4.900      11/01/2026       1,983,138
   1,000,000   NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)                    5.000      11/01/2036         897,000
     275,000   NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)                    5.150      11/01/2030         260,299


                    5 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

  Principal
   Amount                                                                       Coupon       Maturity        Value
------------                                                                    ------      ----------   -------------
New Jersey Continued
$     45,000   NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)                    5.400%     11/01/2017   $      45,184
     370,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)(1)             4.800      10/01/2047         314,474
   2,500,000   NJ Hsg. & Mtg. Finance Agency, Series A(1)                        4.850      11/01/2039       2,174,900
   2,150,000   NJ Hsg. & Mtg. Finance Agency, Series A(1)                        4.950      11/01/2048       1,880,025
      25,000   NJ Hsg. & Mtg. Finance Agency, Series A(1)                        5.050      05/01/2034          22,973
     130,000   NJ Hsg. & Mtg. Finance Agency, Series A(1)                        5.550      05/01/2027         130,016
   2,085,000   NJ Hsg. & Mtg. Finance Agency, Series A(1)                        5.650      05/01/2040       2,085,917
   1,525,000   NJ Hsg. & Mtg. Finance Agency, Series M(1)                        5.000      10/01/2036       1,375,413
      55,000   NJ Hsg. & Mtg. Finance Agency, Series T(1)                        5.600      04/01/2017          55,412
      75,000   NJ Hsg. & Mtg. Finance Agency, Series U(1)                        5.550      10/01/2011          75,577
     375,000   NJ Hsg. & Mtg. Finance Agency, Series U(1)                        5.850      04/01/2029         375,360
   1,420,000   NJ South Jersey Port Corp.(1)                                     5.200      01/01/2023       1,363,512
     200,000   NJ South Jersey Port Corp.(1)                                     5.250      01/01/2030         176,318
  19,270,000   NJ Tobacco Settlement Financing Corp.(1)                          4.500      06/01/2023      16,253,282
  48,000,000   NJ Tobacco Settlement Financing Corp.(1)                          4.625      06/01/2026      31,519,680
  30,035,000   NJ Tobacco Settlement Financing Corp.(1)                          4.750      06/01/2034      16,284,977
  11,585,000   NJ Tobacco Settlement Financing Corp.(1)                          5.000      06/01/2029       7,579,834
 200,950,000   NJ Tobacco Settlement Financing Corp.                             5.812(6)   06/01/2041       6,430,400
 417,450,000   NJ Tobacco Settlement Financing Corp.                             6.292(6)   06/01/2041      15,090,818
      15,000   NJ Wastewater Treatment(1)                                        5.200      09/01/2010          15,051
      20,000   Pompton Lakes, NJ School District(1)                              5.500      08/01/2009          20,078
   1,535,000   Port Authority  NY/NJ (JFK International Air Terminal)(1)         5.750      12/01/2022       1,280,313
   5,485,000   Port Authority  NY/NJ (JFK International Air Terminal)(1)         5.750      12/01/2025       4,389,700
   2,650,000   Port Authority  NY/NJ (KIAC)(1)                                   6.750      10/01/2011       2,550,175
   3,480,000   Port Authority  NY/NJ (KIAC)(1)                                   6.750      10/01/2019       2,714,400
     365,000   Port Authority  NY/NJ, 126th Series(1)                            5.250      05/15/2037         335,453
   9,235,000   Port Authority  NY/NJ, 127th Series(3)                            5.250      12/15/2032       8,642,846
  10,500,000   Port Authority  NY/NJ, 143rd Series(3)                            5.000      10/01/2030       9,713,183
      20,000   Riverside, NJ Township GO(1)                                      5.450      12/01/2010          20,049
     215,000   Salem County, NJ IPCFA (Atlantic City Electric Company)(1)        5.600      11/01/2025         214,996
      60,000   Salem County, NJ IPCFA (Atlantic City Electric Company)(1)        5.600      11/01/2025          59,999
   1,440,000   Salem County, NJ IPCFA (Public Service Electric & Gas)(1)         5.750      04/01/2031       1,352,981
      65,000   Union County, NJ Improvement Authority (Linden Airport)(1)        5.000      03/01/2028          57,719
      50,000   Union County, NJ Utilities Authority (County Deficiency)(1)       5.000      06/15/2028          45,090
      50,000   Union County, NJ Utilities Authority (County Deficiency)(1)       5.000      06/15/2028          50,193
      15,000   Union County, NJ Utilities Authority (Ogden
               Martin Systems of Union)(1)                                       5.000      06/01/2016          14,955


                    6 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

  Principal
   Amount                                                                       Coupon       Maturity        Value
------------                                                                    ------      ----------   -------------
New Jersey Continued
$  1,770,000   Union County, NJ Utilities Authority (Ogden
               Martin Systems of Union)(1)                                       5.000%     06/01/2023   $   1,654,277
     185,000   Union County, NJ Utilities Authority (Ogden
               Martin Systems of Union)(1)                                       5.350      06/01/2023         177,051
     160,000   Union County, NJ Utilities Authority (Ogden
               Martin Systems of Union)(1)                                       5.375      06/01/2017         160,232
     185,000   Union County, NJ Utilities Authority (Ogden
               Martin Systems of Union)(1)                                       5.375      06/01/2018         184,649
     350,000   Union County, NJ Utilities Authority (Ogden
               Martin Systems of Union)(1)                                       5.375      06/01/2019         348,289
     120,000   Union County, NJ Utilities Authority (Ogden
               Martin Systems of Union)(1)                                       5.375      06/01/2020         119,124
       5,000   University of Medicine & Dentistry of New Jersey COP(4)           6.750      12/01/2009           5,014
                                                                                                         -------------
                                                                                                           488,166,937
U.S. Possessions--35.2%
   5,570,000   Guam GO(1)                                                        5.125      11/15/2027       4,024,938
   1,455,000   Guam GO(1)                                                        5.400      11/15/2018       1,218,213
   2,500,000   Guam Government Waterworks Authority &
               Wastewater System(1)                                              5.875      07/01/2035       1,998,825
   3,900,000   Guam Government Waterworks Authority &
               Wastewater System(1)                                              6.000      07/01/2025       3,212,547
      50,000   Guam Power Authority, Series A(1)                                 5.125      10/01/2029          35,826
   4,650,000   Northern Mariana Islands Commonwealth, Series A(1)                5.000      06/01/2030       2,960,423
     300,000   Northern Mariana Islands Commonwealth, Series A(1)                6.750      10/01/2033         239,142
   1,200,000   Northern Mariana Islands Ports Authority, Series A(1)             5.500      03/15/2031         780,672
   3,145,000   Northern Mariana Islands Ports Authority, Series A                6.250      03/15/2028       2,056,044
  10,000,000   Puerto Rico Aqueduct & Sewer Authority(3)                         5.125      07/01/2047       9,341,309
   2,500,000   Puerto Rico Aqueduct & Sewer Authority(1)                         0.000(7)   07/01/2024       1,942,550
   5,200,000   Puerto Rico Children's Trust Fund (TASC)(1)                       5.500      05/15/2039       3,675,932
   3,000,000   Puerto Rico Children's Trust Fund (TASC)(1)                       5.625      05/15/2043       2,116,350
  26,000,000   Puerto Rico Children's Trust Fund (TASC)                          7.031(6)   05/15/2055         309,400
     350,000   Puerto Rico Commonwealth GO(1)                                    5.000      07/01/2025         305,526
      50,000   Puerto Rico Commonwealth GO(1)                                    5.000      07/01/2026          42,953
   4,685,000   Puerto Rico Commonwealth GO(1)                                    5.000      07/01/2034       3,765,522
   3,170,000   Puerto Rico Commonwealth GO(1)                                    5.125      07/01/2031       2,635,601
     945,000   Puerto Rico Commonwealth GO(1)                                    5.250      07/01/2030         804,327
   1,750,000   Puerto Rico Commonwealth GO(1)                                    5.250      07/01/2031       1,480,308
     950,000   Puerto Rico Commonwealth GO(1)                                    5.250      07/01/2032         798,751
  11,035,000   Puerto Rico Commonwealth GO(1)                                    5.250      07/01/2034       9,205,287
   6,200,000   Puerto Rico Electric Power Authority, Series UU(1)                1.489(5)   07/01/2025       2,794,650
  20,500,000   Puerto Rico Electric Power Authority, Series UU(4)                1.509(5)   07/01/2031       9,824,625
     810,000   Puerto Rico Highway & Transportation
               Authority, Series G(1)                                            5.000      07/01/2042         633,671
  16,000,000   Puerto Rico Highway & Transportation
               Authority, Series L(1)                                            5.250      07/01/2038      14,294,720


                    7 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

  Principal
   Amount                                                                       Coupon       Maturity        Value
------------                                                                    ------      ----------   -------------
U.S. Possessions Continued
$ 41,000,000   Puerto Rico Highway & Transportation
               Authority, Series N(4)                                            1.339%(5)  07/01/2045   $  15,508,250
     450,000   Puerto Rico Highway & Transportation
               Authority, Series N(1)                                            5.250      07/01/2039         370,386
   1,000,000   Puerto Rico Infrastructure(1)                                     5.000      07/01/2027         845,100
   5,000,000   Puerto Rico Infrastructure(1)                                     5.000      07/01/2037       3,976,700
   5,000,000   Puerto Rico Infrastructure(1)                                     5.000      07/01/2037       3,976,700
   9,750,000   Puerto Rico Infrastructure(1)                                     5.000      07/01/2041       7,653,555
  20,100,000   Puerto Rico Infrastructure(1)                                     5.000      07/01/2046      15,571,671
     930,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                 5.000      03/01/2036         574,935
     100,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                 5.375      02/01/2019          83,850
     555,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                 5.375      02/01/2029         388,461
   1,710,000   Puerto Rico ITEMECF (Cogeneration Facilities)(1)                  6.625      06/01/2026       1,616,480
     205,000   Puerto Rico ITEMECF (Dr. Pila Hospital)(1)                        6.250      08/01/2032         204,988
   1,000,000   Puerto Rico ITEMECF (Polytechnic University)(1)                   5.000      08/01/2032         614,470
     265,000   Puerto Rico ITEMECF (SEAM/Hospital Espanol
               Auxillio Obligated Group)(1)                                      6.250      07/01/2024         264,073
     500,000   Puerto Rico Municipal Finance Agency, Series A(1)                 5.250      08/01/2024         455,365
   3,250,000   Puerto Rico Municipal Finance Agency, Series A(1)                 5.250      08/01/2025       2,917,850
  18,350,000   Puerto Rico Port Authority (American Airlines), Series A          6.300      06/01/2023       7,373,581
      80,000   Puerto Rico Port Authority, Series D(1)                           6.000      07/01/2021          80,006
     265,000   Puerto Rico Public Buildings Authority(1)                         5.125      07/01/2024         235,315
   4,535,000   Puerto Rico Public Buildings Authority(1)                         5.250      07/01/2029       3,799,695
     305,000   Puerto Rico Public Buildings Authority(1)                         5.250      07/01/2033         247,105
   1,530,000   Puerto Rico Public Buildings Authority, Series D(1)               5.250      07/01/2036       1,236,179
  10,000,000   Puerto Rico Sales Tax Financing Corp., Series A(4)                1.714(5)   08/01/2057       5,330,000
   9,000,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                5.250      08/01/2057       7,585,920
   1,000,000   University of Puerto Rico(1)                                      5.000      06/01/2025         823,810
   3,350,000   University of Puerto Rico(1)                                      5.000      06/01/2025       2,759,764
   3,000,000   University of Puerto Rico, Series Q(1)                            5.000      06/01/2030       2,338,080
     150,000   University of V.I. Series A(1)                                    5.250      12/01/2023         130,827
     710,000   University of V.I. Series A(1)                                    5.375      06/01/2034         575,178
   1,000,000   University of V.I. Series A(1)                                    6.000      12/01/2024         800,450
      40,000   University of V.I. Series A(1)                                    6.250      12/01/2029          31,204
      40,000   V.I. HFA, Series A(1)                                             6.500      03/01/2025          40,020
   5,000,000   V.I. Public Finance Authority (Hovensa Coker)(1)                  6.500      07/01/2021       3,927,500
   1,515,000   V.I. Public Finance Authority, Series A(1)                        6.375      10/01/2019       1,536,362
     325,000   V.I. Public Finance Authority, Series E(1)                        5.875      10/01/2018         292,494
   2,500,000   V.I. Public Finance Authority, Series E(1)                        6.000      10/01/2022       2,112,025
   1,100,000   V.I. Tobacco Settlement Financing Corp.                           6.500(6)   05/15/2035          71,786
   2,050,000   V.I. Tobacco Settlement Financing Corp.                           6.875(6)   05/15/2035         118,265
   3,100,000   V.I. Tobacco Settlement Financing Corp.                           7.625(6)   05/15/2035         159,681


                    8 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

  Principal
   Amount                                                                       Coupon       Maturity        Value
------------                                                                    ------      ----------   -------------
U.S. Possessions Continued
$    175,000   V.I. Water & Power Authority(1)                                   5.300%     07/01/2021   $     148,498
                                                                                                         -------------
                                                                                                           177,274,691
                                                                                                         -------------
Total Municipal Bonds and Notes (Cost $889,096,782)                                                        665,441,628
                                                                                                 UNITS
Rights, Warrants, and Certificates--0.1%
Converted Organics, Inc. Wts., Strike Price $11, Exp. 2/13/12 (8)(Cost $0)                     652,688         277,392
Total Investments, at Value (Cost $889,096,782)-132.1%                                                     665,719,020
Liabilities in Excess of Other Assets-(32.1)                                                              (161,589,881)
                                                                                                         -------------
Net Assets-100.0%                                                                                        $ 504,129,139
                                                                                                         =============

Footnotes to Statement of Investments

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Issue is in default. See accompanying Notes.

(3.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(4.) Illiquid security. The aggregate value of illiquid securities as of April
     30, 2009 was $55,448,879, which represents 11% of the Fund's net assets. See accompanying Notes.

(5.) Represents the current interest rate for a variable or increasing rate security.

(6.) Zero coupon bond reflects effective yield on the date of purchase.

(7.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(8.) Non-income producing security.


                    9 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of April 30, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                          $    277,392          $--
Level 2--Other Significant Observable Inputs     665,441,628           --
Level 3--Significant Unobservable Inputs                  --           --
                                                ------------          ---
   Total                                        $665,719,020          $--
                                                ============          ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

To simplify the listings of securities, abbreviations are used per the table below:

CHE       Catholic Health East
COP       Certificates of Participation
CoMC      Community Medical Center
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDA       Economic Devel. Authority
GO        General Obligation
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
IPCFA     Industrial Pollution Control Financing Authority
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK       John Fitzgerald Kennedy
KMCC      Kensington Manor Care Center
MC        McCauley Center
MM        Mercy Medical
NY/NJ     New York/New Jersey
PCFA      Pollution Control Finance Authority
ROLs      Residual Option Longs
SEAM      Sociedad Espanola de Auxilio Mutuo
TASC      Tobacco Settlement Asset-Backed Bonds
THGS      The House of the Good Shepard
THGSF     The House of the Good Shepard Foundation
V.I.      United States Virgin Islands


                   10 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the


                   11 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the


                   12 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $94,825,000 as of April 30, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2009, municipal bond holdings with a value of $136,827,757 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $94,825,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.


                   13 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

At April 30, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                 COUPON
  AMOUNT     INVERSE FLOATER(1)                                           RATE (2)   MATURITY DATE      VALUE
----------   ----------------------------------------------------------   --------   -------------   -----------
$4,520,000   NJ EDA ROLs(3)                                                13.766%        3/1/28     $ 4,824,015
 9,045,000   NJ EDA ROLs(3)                                                13.766         3/1/30       9,469,753
 7,950,000   NJ Higher Education Student Assistance Authority
             (Student Loans) ROLs                                          19.375         6/1/30       8,544,024
 2,500,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS     8.136        10/1/27       1,865,900
 2,985,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS     9.654         4/1/30       2,834,795
 2,250,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS     8.895        10/1/37       1,739,970
 2,840,000   NJ Hsg. & Mtg. Finance Agency ROLs(3)                         14.407        10/1/22       2,211,962
 2,305,000   Port Authority NY/NJ, 238th Series ROLs                       16.877       12/15/32       1,712,846
 5,250,000   Port Authority NY/NJ, 3205th Series                            8.945        10/1/46       4,463,183
 4,995,000   Puerto Rico Aqueduct & Sewer Authority ROLs                    8.980         7/1/47       4,336,309
                                                                                                     -----------
                                                                                                     $42,002,757
                                                                                                     ===========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 10 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $47,855,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they


                   14 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2009, securities with an aggregate market value of $5,062,975, representing 1.00% of the Fund's net assets, were in default.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of April 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 904,631,985
                                 =============
Gross unrealized appreciation    $   6,769,846
Gross unrealized depreciation     (245,682,811)
                                 -------------
Net unrealized depreciation      $(238,912,965)
                                 =============


                   15 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

   Principal
    Amount                                                 Coupon     Maturity         Value
--------------                                             ------    ----------   --------------
Municipal Bonds and Notes--125.8%
Pennsylvania--96.0%
$       10,000   Allegheny County, PA COP(1)                5.000%   12/01/2028   $        9,359
    24,750,000   Allegheny County, PA GO(2)                 1.334(3) 11/01/2026       18,513,000
       130,000   Allegheny County, PA HDA (Catholic
                 Health East)(1)                            5.375    11/15/2022          128,948
        75,000   Allegheny County, PA HDA (Catholic
                 Health East)(1)                            5.500    11/15/2032           68,026
        80,000   Allegheny County, PA HDA (Jefferson
                 Regional Medical Center)(1)                5.125    05/01/2025           63,989
        25,000   Allegheny County, PA HDA (Jefferson
                 Regional Medical Center)(1)                5.125    05/01/2029           18,878
     3,150,000   Allegheny County, PA HDA (Ohio Valley
                 General Hospital)(1)                       5.125    04/01/2035        2,158,286
     3,600,000   Allegheny County, PA HDA (Ohio Valley
                 General Hospital)(1)                       5.450    01/01/2028        2,790,144
        55,000   Allegheny County, PA HDA (Pittsburgh
                 Mercy Health System)(1)                    5.625    08/15/2026           56,766
        25,000   Allegheny County, PA HDA (The Covenant
                 at South Hills)(4,5)                       7.700    02/01/2009            1,841
        25,000   Allegheny County, PA HDA (The Covenant
                 at South Hills)(4,5)                       7.800    02/01/2009            1,841
     1,535,000   Allegheny County, PA HDA (The Covenant
                 at South Hills)(2,4,5)                     8.625    02/01/2021          113,022
       305,000   Allegheny County, PA HDA (The Covenant
                 at South Hills)(2,4,5)                     8.750    02/01/2031           22,457
    21,095,000   Allegheny County, PA HDA (UPMC Health
                 System)(2)                                 1.604(3) 02/01/2037       11,428,216
         5,000   Allegheny County, PA HDA (UPMC Health
                 System)(1)                                 5.000    11/01/2016            5,053
        10,000   Allegheny County, PA HDA (UPMC Health
                 System)(1)                                 5.000    12/15/2018            9,306
        20,000   Allegheny County, PA HDA (UPMC Health
                 System)(1)                                 5.000    11/01/2023           19,918
        50,000   Allegheny County, PA HEBA (Chatham
                 College)(1)                                5.250    11/15/2019           45,639
     2,020,000   Allegheny County, PA HEBA (Chatham
                 College)(1)                                5.750    11/15/2028        1,762,915
     8,000,000   Allegheny County, PA HEBA (Chatham
                 College)(1)                                5.750    11/15/2035        6,767,440
       910,000   Allegheny County, PA HEBA (Chatham
                 College)(1)                                5.850    03/01/2022          851,432
     1,000,000   Allegheny County, PA HEBA (Chatham
                 College)(1)                                5.950    03/01/2032          879,000
     2,500,000   Allegheny County, PA HEBA (Robert
                 Morris University)(1)                      5.900    10/15/2028        1,995,625
        15,000   Allegheny County, PA HEBA (Robert
                 Morris University)(1)                      6.000    05/01/2028           12,151
     2,000,000   Allegheny County, PA HEBA (Robert
                 Morris University)(1)                      6.000    10/15/2038        1,521,560
       115,000   Allegheny County, PA HEBA (Thiel
                 College)(1)                                5.375    11/15/2019           87,538
       110,000   Allegheny County, PA HEBA (Thiel
                 College)(1)                                5.375    11/15/2029           70,067
     3,245,000   Allegheny County, PA HEBA (Waynesburg
                 College)(1)                                4.800    05/01/2036        2,402,923
        10,000   Allegheny County, PA IDA (ARC Allegheny
                 Foundation)(1)                             5.000    12/01/2028            7,984
     1,000,000   Allegheny County, PA IDA (RR/RRSW/RRDC
                 Obligated Group)(1)                        5.000    09/01/2021          834,280
     1,250,000   Allegheny County, PA IDA (RR/RRSW/RRDC
                 Obligated Group)(1)                        5.100    09/01/2026          980,825


                  1 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

   Principal
    Amount                                                 Coupon     Maturity         Value
--------------                                             ------    ----------   --------------
Pennsylvania Continued
$    1,360,000   Allegheny County, PA IDA (RR/RRSW/RRDC
                 Obligated Group)(1)                        5.125%   09/01/2031   $    1,014,710
       100,000   Allegheny County, PA IDA (USX Corp.)(1)    5.500    12/01/2029           84,483
       400,000   Allegheny County, PA IDA (USX Corp.)(1)    5.600    09/01/2030          341,332
        25,000   Allegheny County, PA IDA (USX Corp.)(1)    6.000    01/15/2014           24,571
       270,000   Allegheny County, PA IDA (USX Corp.)(1)    6.100    01/15/2018          259,837
        20,000   Allegheny County, PA IDA (USX Corp.)(1)    6.100    07/15/2020           18,726
     2,260,000   Allegheny County, PA Redevel. Authority
                 (Pittsburgh Mills)(1)                      5.100    07/01/2014        2,017,366
    23,750,000   Allegheny County, PA Redevel. Authority
                 (Pittsburgh Mills)(1)                      5.600    07/01/2023       17,651,713
       255,000   Allegheny County, PA Redevel. Authority
                 (Robinson Mall)(1)                         6.875    11/01/2017          250,509
     1,775,000   Allegheny County, PA Residential
                 Finance Authority (Broadview Manor
                 Apartments)(1)                             5.950    01/20/2043        1,674,216
     1,365,000   Allegheny County, PA Residential
                 Finance Authority (Independence House
                 Apartments)(1)                             6.100    01/20/2043        1,315,792
     1,775,000   Allegheny County, PA Residential
                 Finance Authority (Versailles
                 Apartments)(1)                             6.160    01/20/2043        1,725,726
     3,900,000   Allegheny, PA Airport Authority
                 (Pittsburgh International Airport)(1)      5.000    01/01/2018        3,787,602
         5,000   Armstrong County, PA IDA (Kittanning
                 Care Center)(1)                            5.375    08/20/2012            5,133
         5,000   Beaver County, PA Hospital Authority
                 (Valley Health System)(1)                  5.000    05/15/2028            4,730
     5,000,000   Beaver County, PA IDA (First Energy
                 General Corp.)(1)                          7.125    06/01/2028        5,056,250
        40,000   Blair County, PA IDA (The Village at
                 Penn State Retirement Community)(1)        6.400    01/01/2012           39,192
     4,140,000   Blair County, PA IDA (The Village at
                 Penn State Retirement Community)(1)        6.900    01/01/2022        3,479,215
     7,135,000   Blair County, PA IDA (The Village at
                 Penn State Retirement Community)(1)        7.000    01/01/2034        5,183,435
        50,000   Blair County, PA IDA (The Village at
                 Penn State Retirement Community)(4,5)     10.000    01/01/2012            2,805
     1,380,000   Bonneauville Borough, PA Municipal
                 Authority(1)                               5.250    06/01/2037        1,196,695
     2,000,000   Bonneauville Borough, PA Municipal
                 Authority(1)                               5.300    06/01/2043        1,725,700
     5,500,000   Bradford County, PA IDA (International
                 Paper Company)(1)                          5.200    12/01/2019        4,117,355
       270,000   Bucks County, PA IDA (Chandler Hall
                 Health Care Facility)(1)                   5.700    05/01/2009          269,997
     1,000,000   Bucks County, PA IDA (Chandler Hall
                 Health Care Facility)(1)                   6.200    05/01/2019          831,550
        10,000   Bucks County, PA IDA (Chandler Hall
                 Health Care Facility)(1)                   6.300    05/01/2029            7,153
     1,000,000   Bucks County, PA IDA (Lutheran
                 Community Telford Center)(1)               5.750    01/01/2027          694,060


                  2 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

   Principal
    Amount                                                 Coupon     Maturity         Value
--------------                                             ------    ----------   --------------
Pennsylvania Continued
$    8,255,000   Bucks County, PA IDA (Pennsylvania
                 Suburban Water Company)(1)                 5.550%   09/01/2032   $    7,635,215
        80,000   Bucks County, PA IDA (USX Corp.)(1)        5.600    03/01/2033           67,706
     2,000,000   Butler County, PA Hospital Authority
                 (Butler Health System)(1)                  7.250    07/01/2039        2,040,040
         5,000   Butler County, PA Hospital Authority
                 (Butler Memorial Hospital)(1)              5.250    07/01/2012            5,010
       145,000   Butler County, PA Hospital Authority
                 (Butler Memorial Hospital)(1)              5.250    07/01/2016          145,289
        80,000   Butler County, PA Hospital Authority
                 (Butler Memorial Hospital)(1)              5.250    07/01/2016           80,159
       480,000   Butler County, PA IDA (Greenview
                 Gardens Apartments)(1)                     6.000    07/01/2023          387,058
       880,000   Butler County, PA IDA (Greenview
                 Gardens Apartments)(1)                     6.250    07/01/2033          647,398
       100,000   Cambridge, PA Area Joint Authority(1)      5.250    12/01/2021           99,558
     2,865,000   Cambridge, PA Area Joint Authority(1)      6.000    12/01/2037        2,441,381
        10,000   Carbondale, PA Hsg. Corp.(1)               8.125    05/01/2019            9,949
     3,995,000   Centre County, PA Hospital Authority
                 (Mt. Nittany Medical Center)(1)            6.250    11/15/2044        4,058,640
       900,000   Chartiers Valley, PA Industrial and
                 Commercial Devel. Authority (Asbury
                 Health Center)(1)                          5.750    12/01/2022          673,767
     1,505,000   Chester County, PA H&EFA (Chester
                 County Hospital)(1)                        6.750    07/01/2021        1,400,433
     2,750,000   Chester County, PA H&EFA (Chester
                 County Hospital)(1)                        6.750    07/01/2031        2,376,385
       245,000   Chester County, PA H&EFA (Devereaux
                 Foundation)(1)                             5.500    05/01/2027          245,154
        25,000   Chester County, PA H&EFA (Immaculata
                 College)(1)                                5.300    10/15/2011           24,319
        30,000   Chester County, PA H&EFA (Immaculata
                 College)(1)                                5.400    10/15/2012           28,755
        65,000   Chester County, PA H&EFA (Immaculata
                 College)(1)                                5.600    10/15/2018           54,119
        25,000   Chester County, PA H&EFA (Immaculata
                 College)(1)                                5.625    10/15/2027           17,393
        45,000   Chester County, PA H&EFA (Jefferson
                 Health System)(1)                          5.250    05/15/2022           45,180
    23,915,000   Chester County, PA IDA (Aqua
                 Pennsylvania)(6)                           5.000    02/01/2041       20,266,305
     1,100,000   Chester County, PA IDA (Collegium
                 Charter School)(1)                         5.000    04/15/2022          675,356
     7,595,000   Chester County, PA IDA (Collegium
                 Charter School)(1)                         5.500    04/15/2031        4,251,529
        15,000   Clarion County, PA Hospital Authority
                 (Clarion Hospital)(1)                      5.750    07/01/2017           15,025
       800,000   Crawford County, PA Hospital Authority
                 (Wesbury United Methodist Community)(1)    6.125    08/15/2019          680,280
     1,000,000   Cumberland County, PA Municipal
                 Authority (Diakon Lutheran
                 Ministries)(1)                             5.000    01/01/2027          744,640


                  3 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

   Principal
    Amount                                                 Coupon     Maturity         Value
--------------                                             ------    ----------   --------------
Pennsylvania Continued
$   11,000,000   Cumberland County, PA Municipal
                 Authority (Diakon Lutheran
                 Ministries)(1)                             5.000%   01/01/2036   $    7,554,030
     1,000,000   Cumberland County, PA Municipal
                 Authority (Presbyterian Homes)(1)          5.000    12/01/2020          862,270
     1,950,000   Cumberland County, PA Municipal
                 Authority (Presbyterian Homes)(1)          5.000    12/01/2021        1,657,656
     6,605,000   Delaware County, PA Authority (Cabrini
                 College)(1)                                5.500    07/01/2024        5,990,999
        60,000   Delaware County, PA Authority (CCMC)(1)    5.300    12/01/2027           44,579
        15,000   Delaware County, PA Authority
                 (CCMC/CKHS/DCMH Obligated Group)(1)        5.375    12/01/2018           13,212
        25,000   Delaware County, PA Authority
                 (CCMC/CKHS/DCMH Obligated Group)(1)        6.250    12/15/2022           28,635
        25,000   Delaware County, PA Authority
                 (CCMC/CKHS/DCMH Obligated Group)(1)        6.250    12/15/2031           28,635
     2,500,000   Delaware County, PA Authority
                 (CCMC/CKHS/DCMH Obligated Group)(1)         5.000   12/15/2026        1,801,250
       120,000   Delaware County, PA Authority
                 (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated
                 Group)(1)                                  5.375    11/15/2023          128,473
     1,160,000   Delaware County, PA Authority (Neumann
                 College)(1)                                6.000    10/01/2025        1,070,042
     2,530,000   Delaware County, PA Authority (Neumann
                 College)(1)                                6.000    10/01/2031        2,240,492
     1,000,000   Delaware County, PA Authority (Neumann
                 College)(1)                                6.125    10/01/2034          892,350
     3,000,000   Delaware County, PA Authority (Neumann
                 College)(1)                                6.250    10/01/2038        2,767,350
    18,705,000   Delaware County, PA IDA (Aqua
                 Pennsylvania)(6)                           5.000    11/01/2038       15,970,882
    11,055,000   Delaware County, PA IDA (Aqua
                 Pennsylvania)(6)                           5.000    11/01/2038        9,458,780
     4,555,000   Delaware County, PA IDA (Naamans
                 Creek)(1)                                  7.000    12/01/2036        3,365,188
     5,370,000   Delaware County, PA IDA (Pennsylvania
                 Suburban Water Company)(1)                 5.150    09/01/2032        4,702,778
        45,000   Delaware County, PA IDA (Philadelphia
                 Suburban Water Company)(1)                 5.350    10/01/2031           40,700
        45,000   Delaware County, PA IDA (Philadelphia
                 Suburban Water Company)(1)                 6.000    06/01/2029           44,893
        50,000   Delaware River Port Authority PA/NJ(1)     5.000    01/01/2026           46,773
        10,000   Derry Township, PA GO(1)                   5.700    09/15/2013           10,035
        25,000   Derry Township, PA Municipal
                 Authority(1)                               5.100    12/01/2020           25,016
        15,000   East Hempfield Township, PA IDA
                 (Homestead Village)(1)                     6.375    11/01/2023           10,988
       140,000   Erie County, PA IDA (International
                 Paper Company)(1)                          5.000    11/01/2018          106,327
        10,000   Erie County, PA IDA (International
                 Paper Company)(1)                          5.850    12/01/2020            7,917
     3,000,000   Erie, PA Higher Education Building
                 Authority (Mercyhurst College)(1)          5.500    03/15/2038        2,426,250


                  4 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

   Principal
    Amount                                                 Coupon     Maturity         Value
--------------                                             ------    ----------   --------------
Pennsylvania Continued
$    2,505,000   Erie-Western PA Port Authority(1)          5.125%   06/15/2016 $      2,483,507
     5,585,000   Fayette County, PA Redevel. Authority
                 (Fayette Crossing)(1)                      7.000    09/01/2019        5,052,750
        25,000   Ferndale, PA Area School District GO(1)    6.750    07/15/2009           25,119
        45,000   Franklin County, PA IDA (The
                 Chambersburg Hospital)                     5.000    07/01/2022           39,228
        10,000   Gettysburg, PA Municipal Authority
                 (Gettysburg College)(1)                    5.000    08/15/2023            9,919
       575,000   Harveys Lake, PA General Municipal
                 Authority (Misericordia University)(1)     6.000    05/01/2019          522,014
     7,175,000   Horsham, PA Industrial and Commercial
                 Devel. Authority (Pennsylvania LTC)(1)     6.000    12/01/2037        4,532,376
        90,000   Indiana County, PA IDA Pollution
                 Control (Metropolitan Edison
                 Company)(1)                                5.950    05/01/2027           78,015
       115,000   Indiana County, PA IDA Pollution
                 Control (PSEG Power LLC)(1)                5.850    06/01/2027          101,660
     1,530,000   Jefferson County, PA GO(1)                 5.625    06/01/2028        1,460,217
     5,075,000   Jefferson County, PA GO(1)                 5.875    06/01/2035        4,702,597
        25,000   Lancaster County, PA Hospital Authority
                 (Landis Homes Retirement Community)(1)     5.700    09/01/2018           20,141
        20,000   Lancaster County, PA Hospital Authority
                 (Landis Homes Retirement Community)(1)     5.750    09/01/2023           14,349
        25,000   Lancaster County, PA Hospital Authority
                 (St. Anne's Home for the Aged)(1)          6.500    04/01/2015           24,383
        25,000   Lancaster County, PA Solid Waste
                 Management Authority(1)                    5.000    12/15/2014           25,086
        10,000   Latrobe, PA IDA (St. Vincent
                 College)(1)                                5.375    05/01/2013           10,463
        10,000   Latrobe, PA IDA (St. Vincent
                 College)(1)                                5.375    05/01/2018            9,820
        35,000   Latrobe, PA IDA (St. Vincent
                 College)(1)                                5.700    05/01/2031           30,710
    13,850,000   Lawrence County, PA IDA (Shenango
                 Presbyterian Center)(1)                    5.625    11/15/2037        8,290,472
     1,020,000   Lehigh County, PA GPA (Bible Fellowship
                 Church Home)(1)                            6.000    12/15/2023          754,035
     1,060,000   Lehigh County, PA GPA (Bible Fellowship
                 Church Home)(1)                            7.625    11/01/2021          968,925
       750,000   Lehigh County, PA GPA (Bible Fellowship
                 Church Home)(1)                            7.750    11/01/2033          594,728
     1,265,000   Lehigh County, PA GPA (Kidspeace
                 Obligated Group)                           5.800    11/01/2012        1,081,069
     2,000,000   Lehigh County, PA GPA (Kidspeace
                 Obligated Group)                           6.000    11/01/2018        1,296,380
     8,190,000   Lehigh County, PA GPA (Kidspeace
                 Obligated Group)                           6.000    11/01/2018        5,308,676
     1,100,000   Lehigh County, PA GPA (Kidspeace
                 Obligated Group)                           6.000    11/01/2023          607,387
     3,600,000   Lehigh County, PA GPA (Kidspeace
                 Obligated Group)                           6.000    11/01/2023        1,987,812
       115,000   Lehigh County, PA GPA (Lehigh Valley
                 Hospital)(1)                               5.625    07/01/2015          115,059


                  5 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

   Principal
    Amount                                                 Coupon     Maturity         Value
--------------                                             ------    ----------   --------------
Pennsylvania Continued
$       10,000   Luzerne County, PA Flood Protection
                 Authority(1)                               5.000%   01/15/2023   $        9,921
    22,500,000   Luzerne County, PA IDA
                 (Pennsylvania-American Water)(6)           5.100    09/01/2034       19,581,000
        10,000   Luzerne County, PA IDA
                 (Pennsylvania-American Water)(1)           5.100    09/01/2034            8,702
       170,000   Lycoming County, PA Hospital Authority
                 (MVH/DPH Obligated Group)(1)               5.250    11/15/2015          170,002
        30,000   Lycoming County, PA Hospital Authority
                 (MVH/DPH Obligated Group)(1)               5.500    11/15/2022           27,408
        70,000   Lycoming County, PA Hospital Authority
                 (WH/NCPHS Obligated Group)(1)              5.250    11/15/2015           70,001
        35,000   Lycoming County, PA Hospital Authority
                 (WH/NCPHS Obligated Group)(2)              5.375    11/15/2010           35,025
     2,730,000   McKean County, PA Hospital Authority
                 (Bradford Hospital)(1)                     5.000    10/01/2020        1,982,690
     2,900,000   McKean County, PA Hospital Authority
                 (Bradford Hospital)(1)                     5.250    10/01/2030        1,747,801
       595,000   Millcreek, PA Richland Joint
                 Authority(1)                               5.250    08/01/2022          528,080
     1,355,000   Millcreek, PA Richland Joint
                 Authority(1)                               5.375    08/01/2027        1,149,663
       825,000   Millcreek, PA Richland Joint
                 Authority(1)                               5.375    08/01/2027          699,980
     1,000,000   Millcreek, PA Richland Joint
                 Authority(1)                               5.500    08/01/2037          817,320
     2,445,000   Millcreek, PA Richland Joint
                 Authority(1)                               5.500    08/01/2037        1,998,347
        75,000   Monroe County, PA Hospital Authority
                 (Pocono Medical Center)(1)                 5.625    01/01/2032           62,542
        10,000   Montgomery County, PA HEHA (Abington
                 Memorial Hospital)(1)                      5.000    06/01/2028            8,421
        20,000   Montgomery County, PA HEHA (Abington
                 Memorial Hospital)(1)                      5.125    06/01/2027           16,948
        20,000   Montgomery County, PA HEHA (Abington
                 Memorial Hospital)(1)                      5.125    06/01/2032           15,967
       110,000   Montgomery County, PA HEHA (Holy
                 Redeemer Health System)(1)                 5.250    10/01/2023           91,290
        50,000   Montgomery County, PA HEHA (Holy
                 Redeemer Health System)(1)                 5.250    10/01/2027           37,803
        80,000   Montgomery County, PA HEHA (Holy
                 Redeemer Physician & Ambulatory
                 Services)(1)                               5.250    10/01/2023           66,393
       880,000   Montgomery County, PA IDA (ACTS
                 Retirement Life Community)(1)              5.250    11/15/2028          669,011
       270,000   Montgomery County, PA IDA
                 (Pennsylvania-American Water
                 Company)(1)                                5.050    06/01/2029          236,561
     3,840,000   Montgomery County, PA IDA (Wordsworth
                 Academy)(1)                                8.000    09/01/2024        3,480,461
        80,000   New Morgan, PA IDA (Browning-Ferris
                 Industries)(1)                             6.500    04/01/2019           77,862
     2,085,000   New Wilmington, PA Municipal Authority
                 (Westminster College)(1)                   5.000    05/01/2027        1,726,985
       170,000   Northampton County, PA IDA (Moravian
                 Hall Square)(1)                            5.350    07/01/2010          170,151


                  6 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

   Principal
    Amount                                                 Coupon     Maturity         Value
--------------                                             ------    ----------   --------------
Pennsylvania Continued
$       25,000   Northampton County, PA IDA (Moravian
                 Hall Square)(1)                            5.550%   07/01/2014   $       24,943
        40,000   Northampton County, PA IDA (Moravian
                 Hall Square)(1)                            5.700    07/01/2020           37,755
       390,000   Northeastern PA Hospital & Education
                 Authority (WVHCS)(1)                       5.250    01/01/2026          390,839
       830,000   Northumberland County, PA IDA (Aqua
                 Pennsylvania)(1)                           5.050    10/01/2039          698,055
     1,205,000   Northumberland County, PA IDA (NHS
                 Youth Services)(1)                         5.500    02/15/2033          754,378
     1,770,000   Northumberland County, PA IDA (NHS
                 Youth Services)(1)                         7.500    02/15/2029        1,546,077
     3,740,000   Northumberland County, PA IDA (NHS
                 Youth Services)(1)                         7.750    02/15/2029        3,353,359
    11,400,000   PA EDFA (30th Street Garage)(1)            5.875    06/01/2033        9,251,442
        50,000   PA EDFA (Amtrak)(1)                        6.000    11/01/2011           50,178
       250,000   PA EDFA (Amtrak)(1)                        6.125    11/01/2021          217,930
     5,005,000   PA EDFA (Amtrak)(1)                        6.250    11/01/2031        3,922,969
    12,475,000   PA EDFA (Amtrak)(1)                        6.375    11/01/2041        9,619,473
    40,000,000   PA EDFA (Bionol Clearfield)(1)             8.500    07/15/2015       33,112,800
       500,000   PA EDFA (Fayette Thermal)(1)               5.250    12/01/2016          352,370
        35,000   PA EDFA (Fayette Thermal)(1)               5.500    12/01/2021           22,898
    14,700,000   PA EDFA (National Gypsum Company)(1)       6.125    11/01/2027        7,676,487
     5,000,000   PA EDFA (National Gypsum Company)(1)       6.250    11/01/2027        2,610,600
     8,515,000   PA EDFA (Northampton Generating)(1)        6.500    01/01/2013        6,902,429
    21,800,000   PA EDFA (Northampton Generating)(1)        6.600    01/01/2019       16,266,942
     1,000,000   PA EDFA (Northampton Generating)           6.875    01/01/2011          577,350
    12,000,000   PA EDFA (Northampton Generating)           6.950    01/01/2021        6,625,200
        45,000   PA EDFA (Northwestern Human
                 Services)(1)                               5.125    06/01/2018           34,651
     3,000,000   PA EDFA (Northwestern Human
                 Services)(1)                               5.250    06/01/2028        1,865,580
    10,000,000   PA EDFA (Reliant Energy)(1)                6.750    12/01/2036        9,282,100
    15,245,000   PA EDFA (Reliant Energy)(1)                6.750    12/01/2036       14,150,561
     2,000,000   PA EDFA (Reliant Energy)(1)                6.750    12/01/2036        1,856,420
    21,500,000   PA EDFA (Reliant Energy/Reliant Seward
                 Obligated Group)(1)                        6.750    12/01/2036       19,956,515
    57,825,000   PA EDFA (USG Corp.)(1)                     6.000    06/01/2031       30,096,178
     4,870,000   PA EDFA (Waste Management)(1)              5.100    10/01/2027        4,063,479
    28,000,000   PA Geisinger Authority Health System
                 (Geisinger Health System Foundation)(2)    1.554(3) 05/01/2037       14,049,000
       400,000   PA Harrisburg University Authority
                 (Harrisburg University of Science)(1)      5.400    09/01/2016          380,764
        50,000   PA HEFA (Allegheny College)(1)             5.000    11/01/2026           50,001
       755,000   PA HEFA (Allegheny Delaware Valley
                 Obligated Group)(1)                        5.700    11/15/2011          699,862
     3,185,000   PA HEFA (Allegheny Delaware Valley
                 Obligated Group)(1)                        5.875    11/15/2021        2,380,278


                  7 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

   Principal
    Amount                                                 Coupon     Maturity         Value
--------------                                             ------    ----------   --------------
Pennsylvania Continued
$    1,025,000   PA HEFA (Assoc. of Independent Colleges
                 & Universities)(1)                         5.125%   05/01/2032   $      793,330
       100,000   PA HEFA (California University of
                 Pennsylvania Student Assoc.)(1)            5.000    07/01/2028           58,457
       115,000   PA HEFA (California University of
                 Pennsylvania Student Assoc.)(1)            6.750    09/01/2032           96,829
        55,000   PA HEFA (California University of
                 Pennsylvania Student Assoc.)(1)            6.800    09/01/2025           49,825
     1,475,000   PA HEFA (College of Science &
                 Agriculture)(1)                            5.350    04/15/2028        1,090,453
     1,460,000   PA HEFA (Delaware Valley College of
                 Science & Agriculture)(1)                  5.650    04/15/2025        1,180,176
       815,000   PA HEFA (Delaware Valley College of
                 Science & Agriculture)(1)                  5.750    04/15/2029          627,314
       220,000   PA HEFA (Delaware Valley College of
                 Science & Agriculture)(1)                  5.750    04/15/2034          162,461
     3,210,000   PA HEFA (Delaware Valley College of
                 Science & Agriculture)(1)                  5.800    04/15/2030        2,451,220
     3,385,000   PA HEFA (Delaware Valley College of
                 Science & Agriculture)(1)                  5.800    04/15/2033        2,528,730
        55,000   PA HEFA (Drexel University)(1)             5.750    05/01/2022           55,085
     4,000,000   PA HEFA (Edinboro University
                 Foundation)(1)                             5.750    07/01/2028        3,281,480
     5,500,000   PA HEFA (Edinboro University
                 Foundation)(1)                             5.875    07/01/2038        4,321,295
     5,825,000   PA HEFA (Edinboro University
                 Foundation)(1)                             6.000    07/01/2042        4,594,702
     1,780,000   PA HEFA (Elizabethtown College)(1)         5.000    12/15/2021        1,601,947
     4,000,000   PA HEFA (Elizabethtown College)(1)         5.000    12/15/2027        3,360,880
       100,000   PA HEFA (Frontier II)(1)                   5.125    04/01/2033           80,438
     2,000,000   PA HEFA (La Salle University)(1)           5.000    05/01/2037        1,502,000
        50,000   PA HEFA (La Salle University)(1)           5.500    05/01/2034           41,306
     1,490,000   PA HEFA (Marywood University)(1)           5.125    06/01/2029        1,251,660
     1,100,000   PA HEFA (MCP/HUHS/AUS Obligated
                 Group)(1)                                  5.600    11/15/2010        1,074,623
        70,000   PA HEFA (MCP/HUHS/AUS Obligated
                 Group)(1)                                  5.875    11/15/2016           58,288
    35,085,000   PA HEFA (MCP/HUHS/AUS Obligated
                 Group)(1)                                  5.875    11/15/2016       29,214,929
     9,740,000   PA HEFA (MCP/HUHS/AUS Obligated
                 Group)(1)                                  5.875    11/15/2021        7,279,092
       250,000   PA HEFA (Philadelphia University)(1)       5.000    06/01/2035          178,860
     3,000,000   PA HEFA (Philadelphia University)(1)       5.125    06/01/2025        2,397,720
     2,000,000   PA HEFA (Philadelphia University)(1)       5.250    06/01/2032        1,513,040
       105,000   PA HEFA (St. Francis University)(1)        5.750    11/01/2023           84,512
     3,925,000   PA HEFA (St. Francis University)(1)        6.250    11/01/2018        3,577,127
        25,000   PA HEFA (University of the Arts)(1)        5.750    03/15/2030           22,221
       100,000   PA HEFA (UPMC Health System)(1)            5.000    08/01/2029           95,695
        30,000   PA HEFA (UPMC Health System)(1)            6.000    01/15/2031           30,528
       650,000   PA HEFA (Widener University)(1)            5.000    07/15/2026          529,471
       100,000   PA HEFA (Widener University)(1)            5.250    07/15/2024           86,035
        70,000   PA HEFA (Widener University)(1)            5.400    07/15/2036           56,096
    11,670,000   PA HFA (Single Family Mtg.)(6)             4.700    10/01/2037        9,887,225


                  8 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

   Principal
    Amount                                                 Coupon     Maturity         Value
--------------                                             ------    ----------   --------------
Pennsylvania Continued
$       35,000   PA HFA (Single Family Mtg.)(1)             4.700%   10/01/2037   $       29,540
    34,565,000   PA HFA (Single Family Mtg.), Series
                 100A(6)                                    5.350    10/01/2033       33,024,113
    15,000,000   PA HFA (Single Family Mtg.), Series
                 102A(6)                                    5.500    10/01/2034       14,618,850
        85,000   PA HFA (Single Family Mtg.), Series
                 102A(1)                                    5.500    10/01/2034           82,839
     9,180,000   PA HFA (Single Family Mtg.), Series
                 61A(6)                                     5.450    10/01/2021        9,196,937
        25,000   PA HFA (Single Family Mtg.), Series
                 62A(1)                                     5.200    10/01/2011           25,222
       570,000   PA HFA (Single Family Mtg.), Series
                 63A(1)                                     5.448(7) 04/01/2030          158,266
        60,000   PA HFA (Single Family Mtg.), Series
                 64(1)                                      5.000    10/01/2017           60,107
         5,000   PA HFA (Single Family Mtg.), Series
                 66A(1)                                     5.650    04/01/2029            4,968
    18,000,000   PA HFA (Single Family Mtg.), Series
                 72A(6)                                     5.350    10/01/2031       17,361,900
       190,000   PA HFA (Single Family Mtg.), Series
                 72A(1)                                     5.350    10/01/2031          183,263
    11,400,000   PA HFA (Single Family Mtg.), Series
                 73A(6)                                     5.350    10/01/2022       11,479,059
    11,020,000   PA HFA (Single Family Mtg.), Series
                 74B(6)                                     5.150    10/01/2022       11,060,939
     4,170,000   PA HFA (Single Family Mtg.), Series
                 95A(1)                                     4.875    10/01/2031        3,747,162
    30,515,000   PA HFA (Single Family Mtg.), Series
                 96A(6)                                     4.700    10/01/2037       25,813,900
     4,380,000   PA HFA (Single Family Mtg.), Series
                 97A(1)                                     5.500    10/01/2032        4,378,073
     9,000,000   PA HFA (Single Family Mtg.), Series
                 99A(6)                                     5.250    10/01/2032        8,502,638
    15,045,000   PA HFA (Single Family Mtg.), Series
                 99A(6)                                     5.300    10/01/2037       13,990,332
        55,000   PA Intergovernmental Cooperative
                 Authority(1)                               5.000    06/15/2021           55,184
     1,265,000   PA Southcentral General Authority
                 (Hanover Hospital)(1)                      5.000    12/01/2020        1,128,254
     1,400,000   PA Southcentral General Authority
                 (Hanover Hospital)(1)                      5.000    12/01/2023        1,172,486
     2,245,000   PA Southcentral General Authority
                 (Hanover Hospital)(1)                      5.000    12/01/2025        1,814,005
     3,265,000   PA Southcentral General Authority
                 (Hanover Hospital)(1)                      5.000    12/01/2026        2,604,523
       900,000   PA Southcentral General Authority
                 (Hanover Hospital)(1)                      5.000    12/01/2027          706,527
     2,510,000   PA Southcentral General Authority
                 (Hanover Hospital)(1)                      5.000    12/01/2028        1,941,360
     1,470,000   PA Southcentral General Authority
                 (Hanover Hospital)(1)                      5.000    12/01/2030        1,106,572
    24,615,000   PA Southcentral General Authority
                 (Hanover Hospital)(6)                      6.000    06/01/2029       25,558,562
        50,000   PA St. Mary Hospital Authority
                 (Franciscan Health)(1)                     7.000    06/15/2015           50,052
        15,000   PA State Public School Building
                 Authority (Butler College)(1)              5.400    07/15/2012           15,514
         5,000   PA State Public School Building
                 Authority (Chester Upland School
                 District)(1)                               5.150    11/15/2026            5,028
         5,000   PA Turnpike Commission(1)                  5.000    12/01/2023            4,959
       300,000   PA West Shore Area Hospital Authority
                 (Holy Spirit Hospital)(1)                  6.250    01/01/2032          248,664
         5,000   Patterson Township, PA Municipal
                 Authority(1)                               5.500    04/15/2011            5,007
        25,000   Penn Hills, PA GO(1)                       5.850    12/01/2014           25,092
       135,000   Philadelphia, PA Airport(1)                5.375    06/15/2015          135,591


                  9 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

   Principal
    Amount                                                 Coupon     Maturity         Value
--------------                                             ------    ----------   --------------
Pennsylvania Continued
$       15,000   Philadelphia, PA Airport, Series B(1)      5.250%   06/15/2031   $       13,395
         5,000   Philadelphia, PA Authority for
                 Industrial Devel.(1)                       5.250    10/01/2030            5,528
     6,720,000   Philadelphia, PA Authority for
                 Industrial Devel. (Aero
                 Philadelphia)(1)                           5.500    01/01/2024        4,534,387
     3,870,000   Philadelphia, PA Authority for
                 Industrial Devel. (Air Cargo)(1)           7.500    01/01/2025        3,244,802
        25,000   Philadelphia, PA Authority for
                 Industrial Devel. (American College of
                 Physicians)(1)                             6.000    06/15/2030           24,850
     1,150,000   Philadelphia, PA Authority for
                 Industrial Devel. (Baptist Home of
                 Philadelphia)(1)                           5.500    11/15/2018          904,843
       786,000   Philadelphia, PA Authority for
                 Industrial Devel. (Baptist Home of
                 Philadelphia)(1)                           5.600    11/15/2028          517,471
        20,000   Philadelphia, PA Authority for
                 Industrial Devel. (Cathedral
                 Village)(1)                                5.600    04/01/2012           19,486
        35,000   Philadelphia, PA Authority for
                 Industrial Devel. (Cathedral
                 Village)(1)                                5.700    04/01/2015           32,166
       450,000   Philadelphia, PA Authority for
                 Industrial Devel. (Cathedral
                 Village)(1)                                6.750    04/01/2023          370,337
     2,600,000   Philadelphia, PA Authority for
                 Industrial Devel. (Cathedral
                 Village)(1)                                6.875    04/01/2034        1,964,196
     2,750,000   Philadelphia, PA Authority for
                 Industrial Devel. (First Mtg.-CPAP)(1)     6.125    04/01/2019        1,625,580
        30,000   Philadelphia, PA Authority for
                 Industrial Devel. (Philadelphia
                 Airport)(1)                                5.000    07/01/2019           28,955
        10,000   Philadelphia, PA Authority for
                 Industrial Devel. (Philadelphia
                 Airport)(1)                                5.125    07/01/2020            9,706
     3,915,000   Philadelphia, PA Authority for
                 Industrial Devel. (Philadelphia
                 Airport)(1)                                5.125    07/01/2028        3,527,572
       115,000   Philadelphia, PA Authority for
                 Industrial Devel. (Philadelphia
                 Airport)(1)                                5.250    07/01/2028          105,243
     6,250,000   Philadelphia, PA Authority for
                 Industrial Devel. (Philadelphia
                 Airport), Series A(1)                      5.400    07/01/2022        6,136,938
     1,640,000   Philadelphia, PA Authority for
                 Industrial Devel. (Richard Allen Prep
                 Charter School)(1)                         6.250    05/01/2033        1,233,362
     1,370,000   Philadelphia, PA Authority for
                 Industrial Devel. (Stapeley
                 Germantown)(1)                             5.000    01/01/2015        1,237,192
     1,580,000   Philadelphia, PA Authority for
                 Industrial Devel. (Stapeley
                 Germantown)(1)                             5.125    01/01/2021        1,136,478
     1,400,000   Philadelphia, PA Authority for
                 Industrial Devel. Senior Living (Arbor
                 House)(1)                                  6.100    07/01/2033        1,047,690
       780,000   Philadelphia, PA Authority for
                 Industrial Devel. Senior Living
                 (GIH/PPAM)(1)                              5.125    07/01/2016          695,331
     1,240,000   Philadelphia, PA Authority for
                 Industrial Devel. Senior Living (Miriam
                 and Robert M. Rieder House)(1)             6.100    07/01/2033          927,954
     3,000,000   Philadelphia, PA Authority for
                 Industrial Devel. Senior Living
                 (Presbyterian Homes Germantown)(1)         5.625    07/01/2035        2,077,560
     1,160,000   Philadelphia, PA Authority for
                 Industrial Devel. Senior Living (Robert
                 Saligman House)(1)                         6.100    07/01/2033          868,086


                  10 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

   Principal
    Amount                                                 Coupon     Maturity         Value
--------------                                             ------    ----------   --------------
Pennsylvania Continued
$       25,000   Philadelphia, PA Gas Works(1)              5.000%   07/01/2014   $       25,044
        15,000   Philadelphia, PA Gas Works(1)              5.000    07/01/2026           15,003
     1,210,000   Philadelphia, PA H&HEFA (Centralized
                 Comprehensive Human Services)(1)           7.250    01/01/2021        1,071,709
        80,000   Philadelphia, PA H&HEFA (Jefferson
                 Health System)(1)                          5.000    05/15/2018           80,946
        60,000   Philadelphia, PA H&HEFA (North
                 Philadelphia Health System)(1)             5.375    01/01/2028           60,028
    19,420,000   Philadelphia, PA H&HEFA (Temple
                 University Hospital)(1)                    5.500    07/01/2026       15,108,177
         5,000   Philadelphia, PA New Public Housing
                 Authority(1)                               5.000    04/01/2012            5,439
        20,000   Philadelphia, PA Parking Authority,
                 Series A(1)                                5.250    02/15/2029           19,423
     1,000,000   Philadelphia, PA Redevel. Authority
                 (Beech Student Hsg. Complex), Series
                 A(1)                                       5.625    07/01/2023          701,150
     1,500,000   Philadelphia, PA Redevel. Authority
                 (Beech Student Hsg. Complex), Series
                 A(1)                                       5.625    07/01/2028          957,765
       175,000   Philadelphia, PA Redevel. Authority
                 (Multifamily Hsg.)(1)                      5.450    02/01/2023          182,399
     2,580,000   Philadelphia, PA Redevel. Authority
                 (Pavilion Apartments)(1)                   6.000    10/01/2023        2,103,913
     4,100,000   Philadelphia, PA Redevel. Authority
                 (Pavilion Apartments)(1)                   6.250    10/01/2032        3,061,634
     9,645,000   Philadelphia, PA Redevel. Authority
                 (Residential Mtg.)(1)                      4.750    12/01/2028        8,592,634
        10,000   Pittsburgh & Allegheny County, PA
                 Public Auditorium Authority(1)             5.000    02/01/2024            9,775
        50,000   Pittsburgh & Allegheny County, PA
                 Public Auditorium Authority(1)             5.000    02/01/2029           46,778
        40,000   Pittsburgh & Allegheny County, PA
                 Public Auditorium Authority(1)             5.250    02/01/2031           37,768
     3,015,000   Pittsburgh, PA Urban Redevel. Authority
                 (Marian Plaza)(1)                          6.130    01/20/2043        2,939,233
        20,000   Pittsburgh, PA Urban Redevel.
                 Authority, Series A(1)                     5.200    10/01/2020           20,072
        30,000   Pittsburgh, PA Urban Redevel.
                 Authority, Series A(1)                     5.250    10/01/2029           29,085
        10,000   Pittsburgh, PA Urban Redevel.
                 Authority, Series A(1)                     7.250    02/01/2024           10,011
        40,000   Pittsburgh, PA Urban Redevel.
                 Authority, Series B(1)                     5.350    10/01/2022           40,277
        60,000   Pittsburgh, PA Urban Redevel.
                 Authority, Series C(1)                     5.600    04/01/2020           60,025
        25,000   Pittsburgh, PA Urban Redevel.
                 Authority, Series C(1)                     5.700    04/01/2030           24,999
        35,000   Pittsburgh, PA Urban Redevel.
                 Authority, Series C(1)                     5.900    10/01/2022           35,123
       750,000   Pittsburgh, PA Urban Redevel.
                 Authority, Series C(1)                     5.950    10/01/2029          750,990
         5,000   Pittsburgh, PA Urban Redevel.
                 Authority, Series C(1)                     7.125    08/01/2013            5,009
        30,000   Potter County, PA Hospital Authority
                 (Charles Cole Memorial Hospital)(1)        5.250    08/01/2028           24,140
       120,000   Potter County, PA Hospital Authority
                 (Charles Cole Memorial Hospital)(1)        6.050    08/01/2024          117,290
     1,000,000   Pottsville, PA Hospital Authority
                 (Pottsville Hospital & Warne Clinic)(1)    5.500    07/01/2018          797,540


                  11 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

   Principal
    Amount                                                 Coupon     Maturity         Value
--------------                                             ------    ----------   --------------
Pennsylvania Continued
$      390,000   Pottsville, PA Hospital Authority
                 (Pottsville Hospital & Warne Clinic)(1)    5.500%   07/01/2018   $      311,041
     4,170,000   Pottsville, PA Hospital Authority
                 (Pottsville Hospital & Warne Clinic)(1)    5.625    07/01/2024        2,943,937
       235,000   Pottsville, PA Hospital Authority
                 (Pottsville Hospital & Warne Clinic)(1)    5.625    07/01/2024          165,905
        10,000   Schuylkill County, PA IDA
                 (DOCNHS/BSVHS/WMHS Obligated Group)(1)     5.000    11/01/2028            9,709
     2,100,000   Scranton, PA Parking Authority(1)          5.250    06/01/2034        1,672,482
     8,500,000   Scranton, PA Parking Authority(1)          5.250    06/01/2039        6,639,095
       145,000   Scranton, PA School District(1)            5.000    04/01/2022          146,480
         5,000   Sharon, PA Regional Health System
                 Authority (SRPS/ SRHS Obligated
                 Group)(1)                                  5.000    12/01/2028            4,132
       245,000   South Fork, PA Municipal Authority
                 (Conemaugh Valley Memorial Hospital)(1)    5.000    07/01/2028          202,921
         5,000   South Fork, PA Municipal Authority
                 (Conemaugh Valley Memorial Hospital)(1)    5.375    07/01/2022            4,640
       355,000   South Fork, PA Municipal Authority
                 (Good Samaritan Medical Center of
                 Johnstown)(1)                              5.250    07/01/2026          311,129
        20,000   South Fork, PA Municipal Authority
                 (Good Samaritan Medical Center of
                 Johnstown)(1)                              5.375    07/01/2016           20,043
       100,000   Susquehanna, PA Area Regional Airport
                 Authority(1)                               5.000    01/01/2028           87,933
       140,000   Susquehanna, PA Area Regional Airport
                 Authority(1)                               5.375    01/01/2018          115,356
     4,300,000   Susquehanna, PA Area Regional Airport
                 Authority(1)                               6.500    01/01/2038        2,987,339
     1,000,000   Susquehanna, PA Area Regional Airport
                 Authority (Aero Harrisburg)(1)             5.500    01/01/2024          680,700
        15,000   Union County, PA Hospital Authority
                 (United Methodist Continuing Care
                 Services)(1)                               6.250    04/01/2012           14,536
       290,000   Washington County, PA Authority
                 (Capital Projects& Equipment
                 Program)(1)                                6.150    12/01/2029          276,779
        35,000   Washington County, PA Hospital
                 Authority (Washington Hospital)(1)         5.125    07/01/2028           29,461
     8,000,000   Washington County, PA Redevel.
                 Authority (Victory Centre)(1)              5.450    07/01/2035        4,668,160
       550,000   Washington, PA Township Municipal
                 Authority(1)                               5.875    12/15/2023          412,027
     2,475,000   Washington, PA Township Municipal
                 Authority(1)                               6.000    12/15/2033        1,874,169
     1,085,000   Westmoreland County, PA IDA (Redstone
                 Retirement Community)(1)                   5.875    01/01/2032          702,733
        35,000   Westmoreland County, PA Redevel.
                 Authority (Harmon House)(1)                5.400    06/20/2028           35,057
     5,000,000   Wilkes-Barre, PA Finance Authority
                 (Wilkes University)(1)                     5.000    03/01/2027        4,033,300
     5,000,000   Wilkes-Barre, PA Finance Authority
                 (Wilkes University)(1)                     5.000    03/01/2037        3,756,950
        10,000   York County, PA IDA (PSEG Power)(1)        5.500    09/01/2020            9,001
         5,000   York, PA Hsg. Corp. Mtg., Series A(1)      6.875    11/01/2009            5,015
                                                                                  --------------
                                                                                     872,186,975


                  12 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

   Principal
    Amount                                                 Coupon     Maturity         Value
--------------                                             ------    ----------   --------------
U.S. Possessions--29.8%
$       45,000   Guam GO(1)                                 5.375%   11/15/2013   $       42,712
       700,000   Guam Hsg. Corp. (Single Family Mtg.)(1)    5.750    09/01/2031          712,334
     4,650,000   Guam Tobacco Settlement Economic Devel.
                 & Commerce Authority (TASC)(1)             5.250    06/01/2032        3,428,724
     1,500,000   Guam Tobacco Settlement Economic Devel.
                 & Commerce Authority (TASC)(1)             5.625    06/01/2047        1,057,335
    38,902,000   Guam Tobacco Settlement Economic Devel.
                 & Commerce Authority (TASC)                7.250(7) 06/01/2057          257,920
       600,000   Northern Mariana Islands Commonwealth,
                 Series A(1)                                6.750    10/01/2033          478,284
     2,610,000   Northern Mariana Islands Ports
                 Authority, Series A(1)                     5.500    03/15/2031        1,697,962
     1,855,000   Northern Mariana Islands Ports
                 Authority, Series A                        6.250    03/15/2028        1,212,706
     1,280,000   Northern Mariana Islands Ports
                 Authority, Series A(1)                     6.600    03/15/2028        1,022,016
     4,500,000   Puerto Rico Aqueduct & Sewer
                 Authority(1)                               0.000(8) 07/01/2024        3,496,590
     2,415,000   Puerto Rico Aqueduct & Sewer
                 Authority(1)                               6.000    07/01/2038        2,349,964
     3,145,000   Puerto Rico Aqueduct & Sewer
                 Authority(1)                               6.000    07/01/2044        3,033,321
    30,770,000   Puerto Rico Children's Trust Fund
                 (TASC)(1)                                  5.375    05/15/2033       24,738,157
    88,895,000   Puerto Rico Children's Trust Fund
                 (TASC)(1)                                  5.500    05/15/2039       62,840,764
    68,835,000   Puerto Rico Children's Trust Fund
                 (TASC)(1)                                  5.625    05/15/2043       48,559,651
   457,500,000   Puerto Rico Children's Trust Fund
                 (TASC)                                     6.432(7) 05/15/2050       10,714,650
   136,000,000   Puerto Rico Children's Trust Fund
                 (TASC)                                     7.325(7) 05/15/2055        1,618,400
 1,817,000,000   Puerto Rico Children's Trust Fund
                 (TASC)                                     7.625(7) 05/15/2057       17,824,770
     1,725,000   Puerto Rico Commonwealth GO(1)             6.000    07/01/2038        1,667,282
    13,300,000   Puerto Rico Electric Power Authority,
                 Series UU(1)                               1.489(3) 07/01/2025        5,994,975
    31,890,000   Puerto Rico Electric Power Authority,
                 Series UU(2)                               1.509(3) 07/01/2031       15,283,283
        25,000   Puerto Rico Highway & Transportation
                 Authority, Series A(1)                     5.000    07/01/2038           19,822
       445,000   Puerto Rico Highway & Transportation
                 Authority, Series AA(1)                    5.000    07/01/2035          356,334
       325,000   Puerto Rico Highway & Transportation
                 Authority, Series H(1)                     5.000    07/01/2028          271,664
     2,750,000   Puerto Rico Highway & Transportation
                 Authority, Series K(1)                     5.000    07/01/2027        2,324,025
     4,000,000   Puerto Rico Highway & Transportation
                 Authority, Series K(1)                     5.000    07/01/2030        3,291,000
       700,000   Puerto Rico Highway & Transportation
                 Authority, Series N(1)                     5.250    07/01/2039          576,156
     2,105,000   Puerto Rico IMEPCF (American Airlines)     6.450    12/01/2025          845,957
    12,000,000   Puerto Rico Infrastructure(1)              5.000    07/01/2041        9,419,760
       700,000   Puerto Rico Infrastructure (Mepsi
                 Campus)(1)                                 6.500    10/01/2037          516,152
       650,000   Puerto Rico ITEMECF (Ana G. Mendez
                 University)(1)                             5.000    03/01/2036          401,837
       235,000   Puerto Rico ITEMECF (Ana G. Mendez
                 University)(1)                             5.375    02/01/2019          197,048
       500,000   Puerto Rico ITEMECF (Ana G. Mendez
                 University)(1)                             5.375    02/01/2029          349,965
       865,000   Puerto Rico ITEMECF (IEP/HESL/HECR
                 Obligated Group)(1)                        5.750    06/01/2019          431,635
    26,535,000   Puerto Rico Port Authority (American
                 Airlines), Series A                        6.250    06/01/2026       10,665,478


                  13 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

   Principal
    Amount                                                 Coupon     Maturity         Value
--------------                                             ------    ----------   --------------
U.S. Possessions Continued
$    1,170,000   Puerto Rico Port Authority (American
                 Airlines), Series A                        6.300%   06/01/2023   $      470,123
        85,000   Puerto Rico Port Authority, Series D(1)    7.000    07/01/2014           85,122
     1,015,000   Puerto Rico Public Buildings Authority,
                 Series D(1)                                5.250    07/01/2036          820,079
    15,000,000   Puerto Rico Sales Tax Financing Corp.,
                 Series A(2)                                1.714(3) 08/01/2057        7,995,000
       125,000   University of Puerto Rico(1)               5.400    06/01/2009          125,130
     1,075,000   University of Puerto Rico, Series Q(1)     5.000    06/01/2030          837,812
     6,645,000   V.I. Government Refinery Facilities
                 (Hovensa Coker)(1)                         6.500    07/01/2021        5,241,842
        25,000   V.I. Public Finance Authority (Gross
                 Receipts Taxes Loan)(1)                    5.000    10/01/2031           20,402
     4,000,000   V.I. Public Finance Authority (Hovensa
                 Coker)(1)                                  6.500    07/01/2021        3,142,000
     8,500,000   V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                               4.700    07/01/2022        5,291,675
     1,500,000   V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                               5.875    07/01/2022        1,070,715
     5,000,000   V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                               6.125    07/01/2022        3,766,000
    17,450,000   V.I. Tobacco Settlement Financing Corp.    6.250(7) 05/15/2035        1,301,596
     2,195,000   V.I. Tobacco Settlement Financing Corp.    6.500(7) 05/15/2035          143,246
     4,150,000   V.I. Tobacco Settlement Financing Corp.    6.875(7) 05/15/2035          239,414
     7,000,000   V.I. Tobacco Settlement Financing Corp.    7.625(7) 05/15/2035          360,570
        35,000   V.I. Tobacco Settlement Financing Corp.
                 (TASC)(1)                                  5.000    05/15/2021           29,721
     2,235,000   V.I. Tobacco Settlement Financing Corp.
                 (TASC)(1)                                  5.000    05/15/2031        1,570,333
       435,000   V.I. Water & Power Authority, Series
                 A(1)                                       5.000    07/01/2031          355,373
                                                                                  --------------
                                                                                     270,564,786
Total Investments, at Value (Cost $1,416,232,060)-125.8%                           1,142,751,761
                                                                                  --------------
Liabilities in Excess of Other Assets-(25.8)                                        (234,423,394)
                                                                                  --------------
Net Assets-100.0%                                                                 $  908,328,367
                                                                                  ==============


                  14 | Oppenheimer Pennsylvania Municipal Fund

Footnotes to Statement of Investments

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Illiquid security. The aggregate value of illiquid securities as of April
     30, 2009 was $67,439,003, which represents 7.42% of the Fund's net assets. See accompanying Notes.

(3.) Represents the current interest rate for a variable or increasing rate security.

(4.) Issue is in default. See accompanying Notes.

(5.) Non-income producing security.

(6.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(7.) Zero coupon bond reflects effective yield on the date of purchase.

(8.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of April 30, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
--------------------------------------------   --------------   ---------------
Level 1--Quoted Prices                         $           --          $--
Level 2--Other Significant Observable Inputs    1,142,751,761           --
Level 3--Significant Unobservable Inputs                   --           --
                                               --------------          ---
   Total                                       $1,142,751,761          $--
                                               ==============          ===


                  15 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

To simplify the listings of securities, abbreviations are used per the table below:

ACTS      Adult Communities Total Services
ARC       Assoc. of Retarded Citizens
AUS       Allegheny United Hospital
BSVHS     Baptist/St. Vincent's Health System
CCMC      Crozer-Chester Medical Center
CKHS      Crozer-Keystone Health System
COP       Certificates of Participation
CPAP      Crime Prevention Assoc. of Philadelphia
DCMH      Delaware County Memorial Hospital
DOCNHS    Daughters of Charity National Health Systems
DPH       Divine Providence Hospital
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDFA      Economic Devel. Finance Authority
GIH       Germantown Interfaith Housing
GO        General Obligation
GPA       General Purpose Authority
H&EFA     Health and Educational Facilities Authority
H&HEFA    Hospitals and Higher Education Facilities Authority
HDA       Hospital Devel. Authority
HEBA      Higher Education Building Authority
HECR      Hospital Episcopal Cristo Redentor
HEFA      Higher Education Facilities Authority
HEHA      Higher Education and Health Authority
HESL      Hospital Episcopal San Lucas
HFA       Housing Finance Agency
HUHS      Hehnamann University Hospital System
IDA       Industrial Devel. Agency
IEP       Iglesia Episcopal Puertorriquena
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community
          Facilities
MAS       Mercy Adult Services
MCMCSPA   Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP       Medical College of Pennsylvania
MHH       Mercy Haverford Hospital
MHP       Mercy Health Plan
MHSSPA    Mercy Health System of Southeastern Pennsylvania
MVH       Muncy Valley Hospital
NCPHS     North Central Pennsylvania Health System
PPAM      Philadelphia Presbytery Apartments of Morrisville
PSEG      Public Service Enterprise Group
ROLs      Residual Option Longs
RR        Residential Resources
RRDC      Residential Resources Devel. Corp.
RRSW      Residential Resources Southwest
SRHS      Sharon Regional Health System
SRPS      Sharon Regional Physicians Services
TASC      Tobacco Settlement Asset-Backed Bonds
UPMC      University of Pittsburgh Medical Center
V.I.      United States Virgin Islands
WH        Williamsport Hospital
WMHS      Western Maryland Health Systems
WVHCS     Wyoming Valley Health Care System


                  16 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the


                  17 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the


                  18 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $164,770,000 as of April 30, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2009, municipal bond holdings with a value of $245,771,422 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $164,770,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral


                  19 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

for the short-term securities if the value of the underlying bond deposited in the trust falls.

At April 30, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                COUPON    MATURITY
  AMOUNT     INVERSE FLOATER(1)                                          RATE (2)     DATE        VALUE
----------   ---------------------------------------------------------   --------   --------   -----------
$7,980,000   Chester County, PA IDA (Water Facilities Authority)(3)       11.568%     2/1/41   $ 4,331,305
 3,690,000   Delaware County, PA IDA ROLs(3)                              11.565     11/1/37     2,093,780
 6,240,000   Delaware County, PA IDA ROLs(3)                              11.571     11/1/38     3,505,882
 7,500,000   Luzerne County, PA IDA (Water Facility) ROLs(3)              12.282      9/1/34     4,581,000
 9,000,000   PA Austin Trust Various States Inverse Certificates           9.399     10/1/31     8,361,900
 7,500,000   PA Austin Trust Various States Inverse Certificates           9.703     10/1/34     7,118,850
 7,965,000   PA Austin Trust Various States Inverse Certificates           9.401     10/1/33     7,254,363
 5,700,000   PA HFA (Single Family Mtg.) DRIVERS                           9.283     10/1/22     5,779,059
 5,510,000   PA HFA (Single Family Mtg.) DRIVERS                           8.879     10/1/22     5,550,939
 2,295,000   PA HFA (Single Family Mtg.) ROLs                             18.523     10/1/21     2,311,937
 4,320,000   PA HFA (Single Family Mtg.) ROLs(3)                           9.660     10/1/32     3,822,638
 6,525,000   PA HFA (Single Family Mtg.) ROLs                             18.577     10/1/37     7,777,800
 5,170,000   PA HFA (Single Family Mtg.) ROLs(3)                          16.605     10/1/33     4,339,750
 4,395,000   PA HFA (Single Family Mtg.) ROLs(3)                          15.819     10/1/37     3,340,332
 6,450,000   PA HFA (Single Family Mtg.) ROLs(3)                          11.896     10/1/37     3,733,325
 6,155,000   PA Southcentral General Authority (Hanover Hospital) ROLs    19.970      6/1/29     7,098,562
                                                                                               -----------
                                                                                               $81,001,422
                                                                                               ===========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 15 and 16 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the


                  20 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $90,630,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2009, securities with an aggregate market value of $141,966, representing 0.02% of the Fund's net assets, were in default.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of April 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                  21 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

Federal tax cost of securities   $1,448,546,233
                                 ==============
Gross unrealized appreciation    $   28,171,494
Gross unrealized depreciation      (333,965,966)
                                 --------------
Net unrealized depreciation      $ (305,794,472)
                                 ==============


                  22 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Municipal Bonds and Notes--139.4%
Alabama--1.1%
$   15,560,000   AL HFA (Single Family)(1)                          5.450%      10/01/2032   $    15,576,019
        15,000   AL HFA (South Bay Apartments)(2)                   5.950       02/01/2033            15,179
    16,120,000   AL IDA Solid Waste Disposal (Pine City Fiber
                 Company)(2)                                        6.450       12/01/2023         8,148,917
     7,665,000   AL IDA Solid Waste Disposal (Pine City Fiber
                 Company)(2)                                        6.450       12/01/2023         3,874,811
     9,670,000   AL Space Science Exhibit Finance Authority(2)      6.000       10/01/2025         7,184,036
        10,000   Alexander City, AL GO(2)                           5.625       05/01/2021             9,930
     1,810,000   Andalusia-Opp, AL Airport Authority(2)             5.000       08/01/2026         1,243,597
     7,050,000   Governmental Utility Services Corp. of Moody,
                 AL(2)                                              7.500       03/01/2038         5,351,021
        25,000   Mobile, AL Industrial Devel. Board
                 (International Paper Company)(2)                   6.450       05/15/2019            21,136
     2,200,000   Rainbow City, AL Special Health Care
                 Facilities Financing Authority (Regency
                 Pointe)(3,4)                                       8.250       01/01/2031         1,606,000
        10,000   Selma, AL Industrial Devel. Board
                 (International Paper Company)(2)                   6.000       05/01/2025             7,575
     7,220,000   Tuscaloosa, AL Educational Building Authority
                 (Stillman College)(2)                              5.000       06/01/2026         5,123,456
                                                                                             ---------------
                                                                                                  48,161,677
Alaska--0.3%
        20,000   AK HFC, Series A-1(2)                              6.100       06/01/2030            20,093
        40,000   AK Industrial Devel. & Export Authority
                 (Snettisham)(2)                                    6.000       01/01/2014            40,426
     2,250,000   AK Industrial Devel. and Export Authority
                 (Anchorage Sportsplex/Grace Community Church
                 Obligated Group)                                   6.150       08/01/2031         1,429,380
     1,650,000   AK Industrial Devel. and Export Authority
                 Community Provider (Boys & Girls Home)(2)          5.875       12/01/2027         1,075,371
       500,000   AK Industrial Devel. and Export Authority
                 Community Provider (Boys & Girls Home)(2)          6.000       12/01/2036           301,460
     5,000,000   AK Northern Tobacco Securitization Corp.
                 (TASC)(2)                                          5.000       06/01/2032         2,999,950
    10,000,000   AK Northern Tobacco Securitization Corp.
                 (TASC)(2)                                          5.000       06/01/2046         5,236,600
    31,850,000   AK Northern Tobacco Securitization Corp. (TASC)    6.125(5)    06/01/2046           630,630
    20,860,000   AK Northern Tobacco Securitization Corp. (TASC)    6.375(5)    06/01/2046           346,485
                                                                                             ---------------
                                                                                                  12,080,395
Arizona--4.9%
   297,650,000   AZ Health Facilities Authority (Banner Health
                 System)(1)                                         1.619(6)    01/01/2037       130,933,353
     3,000,000   Buckeye, AZ Watson Road Community Facilities
                 District(2)                                        5.750       07/01/2022         2,110,560
     5,000,000   Buckeye, AZ Watson Road Community Facilities
                 District(2)                                        6.000       07/01/2030         3,109,100
    15,240,000   East San Luis, AZ Community Facilities
                 District Special Assessment (Area One)(2)          6.375       01/01/2028        10,283,038
       810,000   Estrella Mountain Ranch, AZ Community
                 Facilities District(2)                             5.625       07/15/2025           570,224


                  1 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Arizona Continued
$      400,000   Estrella Mountain Ranch, AZ Community
                 Facilities District(2)                             5.800%      07/15/2030   $       263,928
     1,518,000   Estrella Mountain Ranch, AZ Community
                 Facilities District (Golf Village)(2)              6.000       07/01/2017         1,251,758
     1,265,000   Estrella Mountain Ranch, AZ Community
                 Facilities District (Golf Village)(2)              6.375       07/01/2022           948,851
     3,145,000   Estrella Mountain Ranch, AZ Community
                 Facilities District (Golf Village)(2)              6.750       07/01/2032         2,128,033
       500,000   Gladden Farms, AZ Community Facilities
                 District(2)                                        5.500       07/15/2031           297,580
     1,000,000   Goodyear, AZ IDA Water and Sewer (Litchfield
                 Park Service Company)(2)                           6.750       10/01/2031           775,220
     4,100,000   Maricopa County, AZ IDA (Christian Care
                 Apartments)(2)                                     6.500       01/01/2036         3,255,523
     1,885,000   Maricopa County, AZ IDA (Immanuel Campus
                 Care)(2)                                           8.500       04/20/2041         1,495,031
       355,000   Maricopa County, AZ IDA (Sun King
                 Apartments)(2)                                     6.750       11/01/2018           301,576
       500,000   Maricopa County, AZ IDA (Sun King
                 Apartments)(2)                                     6.750       05/01/2031           354,130
     3,725,000   Maricopa County, AZ IDA (Sun King
                 Apartments)(2)                                     9.500       11/01/2031         2,864,898
       456,000   Merrill Ranch, AZ Community Facilities
                 District No. 1 Special Assessment Lien(2)          5.250       07/01/2024           298,735
       384,000   Merrill Ranch, AZ Community Facilities
                 District No. 2 Special Assessment Lien(2)          5.250       07/01/2024           251,566
       986,000   Merrill Ranch, AZ Community Facilities
                 District No. 2 Special Assessment Lien(2)          5.300       07/01/2030           576,879
       235,000   Navajo County, AZ IDA (Stone Container
                 Corp.)(2,3)                                        7.200       06/01/2027            44,650
     1,445,000   Navajo County, AZ IDA (Stone Container
                 Corp.)(3)                                          7.400       04/01/2026           274,550
     1,125,000   Palm Valley, AZ Community Facility District
                 No. 3(2)                                           5.300       07/15/2031           637,088
       420,000   Parkway, AZ Community Facilities District No.
                 1 (Prescott Valley)(2)                             5.300       07/15/2025           268,846
       350,000   Parkway, AZ Community Facilities District No.
                 1 (Prescott Valley)(2)                             5.350       07/15/2031           201,691
     3,275,000   Phoenix, AZ IDA (America West Airlines)            6.250       06/01/2019         2,186,128
     7,500,000   Phoenix, AZ IDA (America West Airlines)            6.300       04/01/2023         4,639,050
     1,650,000   Phoenix, AZ IDA (Espiritu Community Devel.
                 Corp.)(2)                                          6.250       07/01/2036         1,148,961
     1,935,000   Phoenix, AZ IDA (Gourmet Boutique West)(2)         5.875       11/01/2037         1,215,954
     1,100,000   Phoenix, AZ IDA (Royal Paper Converting)(2)        7.000       03/01/2014         1,000,692
     5,000,000   Pima County, AZ IDA (American Charter Schools
                 Foundation)(2)                                     5.625       07/01/2038         3,321,150
     1,990,000   Pima County, AZ IDA (Christian Senior
                 Living)(2)                                         5.050       01/01/2037         1,504,380
       400,000   Pima County, AZ IDA (Desert Technology
                 Schools)(3,4)                                      6.375       02/01/2014           169,256
     1,000,000   Pima County, AZ IDA (Desert Technology
                 Schools)(3,4)                                      7.000       02/01/2024           403,420
     1,250,000   Pima County, AZ IDA (Facility Choice Education
                 & Devel. Corp.)(2)                                 6.250       06/01/2026           937,425
     2,350,000   Pima County, AZ IDA (Facility Choice Education
                 & Devel. Corp.)(2)                                 6.375       06/01/2036         1,634,261


                  2 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Arizona Continued
$    1,500,000   Pima County, AZ IDA (P.L.C. Charter Schools)(2)    6.750%      04/01/2036   $     1,122,990
       250,000   Pima County, AZ IDA (Paradise Education
                 Center)(2)                                         5.875       06/01/2022           174,130
       550,000   Pima County, AZ IDA (Paradise Education
                 Center)(2)                                         6.000       06/01/2036           327,542
     1,600,000   Pima County, AZ IDA (Sonoran Science
                 Academy)(2)                                        5.670       12/01/2027         1,118,160
     1,960,000   Pima County, AZ IDA (Sonoran Science
                 Academy)(2)                                        5.750       12/01/2037         1,261,201
     3,410,000   Pima County, AZ IDA Water & Wastewater (Global
                 Water Resources)(2)                                5.450       12/01/2017         2,712,860
     2,215,000   Pima County, AZ IDA Water & Wastewater (Global
                 Water Resources)(2)                                5.600       12/01/2022         1,591,876
    11,100,000   Pima County, AZ IDA Water & Wastewater (Global
                 Water Resources)(2)                                5.750       12/01/2032         7,059,267
    10,000,000   Pima County, AZ IDA Water & Wastewater (Global
                 Water Resources)(2)                                6.550       12/01/2037         6,964,500
     1,575,000   Pinal County, AZ IDA (San Manuel Facility)(2)      6.250       06/01/2026         1,203,332
     1,385,000   Prescott Valley, AZ Southside Community
                 Facilities District No. 1(2)                       7.250       07/01/2032         1,022,199
     1,500,000   Quail Creek, AZ Community Facilities
                 District(2)                                        5.550       07/15/2030           918,765
       265,000   Show Low Bluff, AZ Community Facilities
                 District(2)                                        5.600       07/01/2031           169,984
       300,000   Show Low Bluff, AZ Community Facilities
                 District Special Assessment(2)                     5.200       07/01/2017           249,384
       730,000   Tucson, AZ IDA (Joint Single Family Mtg.)(2)       5.000       01/01/2039           683,930
     4,000,000   Verrado, AZ Community Facilities District No.
                 1(2)                                               5.350       07/15/2031         2,524,800
                                                                                             ---------------
                                                                                                 210,762,405
Arkansas--0.2%
       555,000   Calhoun County, AR Solid Waste Disposal
                 (Georgia-Pacific Corp.)(2)                         6.375       11/01/2026           384,210
     7,700,000   Cave Springs, AR Municipal Property (Creeks
                 Special Sewer District)(2)                         6.250       02/01/2038         4,813,501
     1,345,000   Little River County, AR (Georgia-Pacific
                 Corp.)(2)                                          5.600       10/01/2026           809,919
        25,000   Pine Bluff, AR (International Paper Company)(2)    5.550       08/15/2022            19,348
     5,460,000   Sebastian County, AR Health Facilities Board
                 (Sparks Regional Medical Center)                   5.625       11/01/2031         2,456,126
                                                                                             ---------------
                                                                                                   8,483,104
California--14.8%
       695,000   Azusa, CA Special Tax Community Facilities
                 District No. 05-1(2)                               5.000       09/01/2027           447,740
     1,840,000   Azusa, CA Special Tax Community Facilities
                 District No. 05-1(2)                               5.000       09/01/2037         1,052,020
     8,800,000   CA Access to Loans for Learning Student Loan
                 Corp.(2)                                           7.375       01/01/2042         8,018,648
   127,310,000   CA County Tobacco Securitization Agency            6.489(5)    06/01/2046         2,802,093
   107,400,000   CA County Tobacco Securitization Agency            6.619(5)    06/01/2050         1,164,216
    33,920,000   CA County Tobacco Securitization Agency            6.650(5)    06/01/2046           657,709
   215,100,000   CA County Tobacco Securitization Agency            7.000(5)    06/01/2055         1,344,375
   117,250,000   CA County Tobacco Securitization Agency            7.129(5)    06/01/2055           732,813
   143,610,000   CA County Tobacco Securitization Agency            7.300(5)    06/01/2046         3,160,856


                  3 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
California Continued
$  246,760,000   CA County Tobacco Securitization Agency            7.477%(5)   06/01/2055   $     1,241,203
    12,230,000   CA County Tobacco Securitization Agency            8.150(5)    06/01/2033         1,049,334
   102,000,000   CA County Tobacco Securitization Agency            8.550(5)    06/01/2055           513,060
    36,000,000   CA County Tobacco Securitization Agency
                 (TASC)(2)                                          0.000(7)    06/01/2041        17,423,280
    56,530,000   CA County Tobacco Securitization Agency
                 (TASC)(2)                                          0.000(7)    06/01/2046        27,186,408
       255,000   CA County Tobacco Securitization Agency
                 (TASC)(2)                                          5.250       06/01/2045           135,191
    19,000,000   CA County Tobacco Securitization Agency
                 (TASC)(2)                                          5.250       06/01/2046        10,048,910
     2,500,000   CA County Tobacco Securitization Agency
                 (TASC)(2)                                          5.500       06/01/2033         1,777,350
     2,610,000   CA County Tobacco Securitization Agency
                 (TASC)(2)                                          5.875       06/01/2035         1,763,290
     7,285,000   CA County Tobacco Securitization Agency
                 (TASC)(2)                                          5.875       06/01/2043         4,792,510
     2,930,000   CA County Tobacco Securitization Agency
                 (TASC)(2)                                          6.000       06/01/2042         1,970,073
     5,000,000   CA County Tobacco Securitization Agency
                 (TASC)(2)                                          6.125       06/01/2038         3,463,400
    57,000,000   CA County Tobacco Securitization Agency (TASC)     6.400(5)    06/01/2046         1,105,230
   525,920,000   CA County Tobacco Securitization Agency (TASC)     6.664(5)    06/01/2050         6,663,406
    30,000,000   CA Educational Funding Services(2)                 6.250       12/01/2042        17,552,400
   228,715,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)(1)                                          5.750       06/01/2047       131,655,122
    24,000,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)(2)                                          5.000       06/01/2033        15,342,480
    19,815,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)(2)                                          5.125       06/01/2047        10,218,794
   340,000,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)                                             6.000(5)    06/01/2047         5,926,200
 1,296,000,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)                                             6.082(5)    06/01/2047        26,205,120
   160,600,000   CA Silicon Valley Tobacco Securitization
                 Authority                                          8.147(5)    06/01/2056           899,360
    15,000,000   CA Silicon Valley Tobacco Securitization
                 Authority                                          8.150(5)    06/01/2041           560,700
    82,250,000   CA Silicon Valley Tobacco Securitization
                 Authority                                          8.435(5)    06/01/2056           412,073
     4,660,000   CA Statewide CDA (Aspire Public Schools)(2)        7.250       08/01/2031         3,900,094
    14,400,000   CA Statewide CDA (Fairfield Apartments)(3,4)       7.250       01/01/2035         5,724,864
    16,000,000   CA Statewide CDA (Microgy Holdings)                9.000       12/01/2038        12,640,640
     1,500,000   CA Statewide CDA (Notre Dame de Namur
                 University)(2)                                     6.625       10/01/2033         1,020,810
     1,500,000   CA Statewide CDA (Thomas Jefferson School of
                 Law)(2)                                            7.250       10/01/2038         1,162,380
   555,300,000   CA Statewide Financing Authority Tobacco
                 Settlement(2)                                      7.001(5)    06/01/2055         3,470,625
   260,000,000   CA Statewide Financing Authority Tobacco
                 Settlement                                         7.876(5)    06/01/2055         1,307,800
   301,950,000   CA Statewide Financing Authority Tobacco
                 Settlement                                         8.000(5)    06/01/2046         6,645,920
     4,500,000   CA Statewide Financing Authority Tobacco
                 Settlement (TASC)(2)                               6.000       05/01/2037         3,072,330
       100,000   CA Statewide Financing Authority Tobacco
                 Settlement (TASC)(2)                               6.000       05/01/2043            67,106
     1,405,000   CA Statewide Financing Authority Tobacco
                 Settlement (TASC)(2)                               6.000       05/01/2043           942,839


                  4 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
California Continued
$   11,400,000   CA Valley Health System COP                        6.875%      05/15/2023   $     7,212,780
       165,000   Chino, CA Community Facilities District
                 Special Tax(2)                                     5.000       09/01/2026           116,520
       990,000   Chino, CA Community Facilities District
                 Special Tax No. 2005-1(2)                          5.000       09/01/2023           625,512
     1,500,000   Chino, CA Community Facilities District
                 Special Tax No. 2005-1(2)                          5.000       09/01/2036           791,565
    80,000,000   Inland, CA Empire Tobacco Securitization
                 Authority (TASC)                                   6.750(5)    06/01/2047         1,588,000
    10,000,000   Inland, CA Empire Tobacco Securitization
                 Authority (TASC)                                   7.587(5)    06/01/2036           631,900
   432,795,000   Inland, CA Empire Tobacco Securitization
                 Authority (TASC)                                   7.626(5)    06/01/2057         2,172,631
 1,000,000,000   Inland, CA Empire Tobacco Securitization
                 Authority (TASC)                                   8.001(5)    06/01/2057         4,000,000
     1,365,000   Lathrop, CA Special Tax Community Facilities
                 District No. 03-2(2)                               7.000       09/01/2033         1,178,637
    98,250,000   Long Beach, CA Bond Finance Authority Natural
                 Gas(8)                                             2.379(6)    11/15/2033        36,524,438
    13,000,000   Long Beach, CA Harbor(1)                           5.200       05/15/2027        11,613,924
     3,000,000   Los Angeles County, CA Unified School
                 District(2)                                        5.000       01/01/2034         2,900,730
     5,000,000   Los Angeles, CA Dept. of Water & Power(1)          5.000       07/01/2034         4,943,250
     5,000,000   Los Angeles, CA Dept. of Water & Power(1)          5.000       07/01/2039         4,893,000
     5,700,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (Air Canada)                                 8.750       10/01/2014         4,656,273
        20,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (American Airlines)(2)                       7.000       12/01/2012            17,881
     5,350,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (American Airlines)(2)                       7.125       12/01/2024         3,954,132
    17,810,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (American Airlines)(2)                       7.500       12/01/2024        13,503,008
    74,145,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (American Airlines)(2)                       7.500       12/01/2024        56,214,515
     2,825,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (Continental Airlines)(2)                    5.650       08/01/2017         2,052,137
     1,135,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (Delta Airlines)(2)                          6.350       11/01/2025           761,052
    13,200,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (Delta-Continental Airlines)(2)              9.250       08/01/2024        11,949,036
       400,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (United Airlines)(3,4)                       6.875       11/15/2012           163,960
     2,580,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (United Airlines)(3,4)                       8.800       11/15/2021         1,166,521
    11,000,000   Los Angeles, CA Unified School District(1)         5.000       07/01/2032        10,792,155
   115,975,000   Northern CA Tobacco Securitization Authority
                 (TASC)                                             6.375(5)    06/01/2045         2,500,421
     5,925,000   Palm Desert, CA Improvement Bond Act 1915(2)       5.100       09/02/2037         3,409,008
     2,200,000   San Diego County, CA COP(2)                        5.700       02/01/2028         1,554,674
    22,110,000   San Francisco, CA Bay Area Toll Authority(1)       5.000       04/01/2031        22,276,267


                  5 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
California Continued
$   16,260,000   San Francisco, CA Bay Area Toll Authority(1)       5.125%      04/01/2047   $    15,968,461
    45,440,000   Southern CA Tobacco Securitization Authority(2)    5.125       06/01/2046        23,487,936
   195,570,000   Southern CA Tobacco Securitization Authority       6.383(5)    06/01/2046         4,304,496
    41,325,000   Southern CA Tobacco Securitization Authority       6.400(5)    06/01/2046           801,292
   143,080,000   Southern CA Tobacco Securitization Authority       7.100(5)    06/01/2046         2,410,898
     5,125,000   Southern CA Tobacco Securitization Authority
                 (TASC)(2)                                          5.000       06/01/2037         2,920,174
     5,425,000   Temecula, CA Public Financing Authority
                 Community Facilities District (Roripaugh)(2)       5.450       09/01/2026         2,906,444
     4,000,000   Temecula, CA Public Financing Authority
                 Community Facilities District (Roripaugh)(2)       5.500       09/01/2036         1,915,120
    15,000,000   Westminster, CA Redevel. Agency Tax
                 Allocation(1)                                      5.750       11/01/2045        14,871,600
     7,500,000   Westminster, CA Redevel. Agency Tax
                 Allocation(1)                                      6.250       11/01/2039         7,897,238
                                                                                             ---------------
                                                                                                 638,888,358
Colorado--5.1%
     1,000,000   CO Andonea Metropolitan District No. 2(2)          6.125       12/01/2025           650,170
     2,380,000   CO Andonea Metropolitan District No. 3(2)          6.250       12/01/2035         1,386,493
     5,000,000   CO Arista Metropolitan District(2)                 6.750       12/01/2035         3,430,000
    14,000,000   CO Arista Metropolitan District(2)                 9.250       12/01/2037        11,673,200
     2,620,000   CO Beacon Point Metropolitan District(2)           6.125       12/01/2025         1,903,247
     3,500,000   CO Beacon Point Metropolitan District(2)           6.250       12/01/2035         2,356,305
     1,000,000   CO Castle Oaks Metropolitan District(2)            6.000       12/01/2025           684,360
     1,500,000   CO Castle Oaks Metropolitan District(2)            6.125       12/01/2035           943,590
     5,755,000   CO Central Marksheffel Metropolitan District(2)    7.250       12/01/2029         4,322,178
     1,000,000   CO Confluence Metropolitan District(2)             5.400       12/01/2027           644,910
     1,000,000   CO Copperleaf Metropolitan District No. 2(2)       5.850       12/01/2026           621,040
     1,850,000   CO Copperleaf Metropolitan District No. 2(2)       5.950       12/01/2036         1,025,973
     1,025,000   CO Country Club Highlands Metropolitan
                 District(2)                                        7.250       12/01/2037           745,606
     1,700,000   CO Crystal Crossing Metropolitan District(2)       6.000       12/01/2036           950,011
       585,000   CO Educational and Cultural Facilities
                 Authority (Carbon Valley Academy Charter
                 School)(2)                                         5.625       12/01/2036           370,820
     2,475,000   CO Educational and Cultural Facilities
                 Authority (Inn at Auraria)                         5.375       07/01/2015         1,903,919
    24,295,000   CO Educational and Cultural Facilities
                 Authority (Inn at Auraria)                         6.000       07/01/2042        13,519,682
     1,335,000   CO Elbert and Highway 86 Metropolitan
                 District(2)                                        5.750       12/01/2036           752,446
     5,000,000   CO Elbert and Highway 86 Metropolitan
                 District(2)                                        7.500       12/01/2032         3,636,850
     2,468,000   CO Elkhorn Ranch Metropolitan District(2)          6.375       12/01/2035         1,533,294
       700,000   CO Fallbrook Metropolitan District(2)              5.625       12/01/2026           462,973
     1,225,000   CO Health Facilities Authority Health &
                 Residential Care Facilities (Volunteers of
                 America)(2)                                        5.300       07/01/2037           690,545
     2,960,000   CO Heritage Todd Creek Metropolitan District(2)    5.500       12/01/2037         1,764,486
     5,325,000   CO High Plains Metropolitan District(2)            6.125       12/01/2025         3,616,740
    10,875,000   CO High Plains Metropolitan District(2)            6.250       12/01/2035         6,637,121
     1,060,000   CO Horse Creek Metropolitan District(2)            5.750       12/01/2036           660,232


                  6 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Colorado Continued
$      220,000   CO Hsg. & Finance Authority(2)                     6.400%      11/01/2024   $       229,163
       290,000   CO Hsg. & Finance Authority(2)                     8.400       10/01/2021           318,519
         5,000   CO Hsg. & Finance Authority (Single Family)(2)     6.500       11/01/2029             5,139
        15,000   CO Hsg. & Finance Authority (Single Family)(2)     6.800       04/01/2030            15,369
         5,000   CO Hsg. & Finance Authority (Single Family)(2)     7.000       05/01/2026             5,090
        24,000   CO Hsg. & Finance Authority (Single Family)(2)     7.250       05/01/2027            24,445
     1,700,000   CO Huntington Trails Metropolitan District         0.000(7)    12/01/2037         1,522,775
       500,000   CO Huntington Trails Metropolitan District(2)      6.250       12/01/2036           303,870
     7,050,000   CO International Center Metropolitan District
                 No.3(2)                                            6.500       12/01/2035         4,255,803
     1,145,000   CO Liberty Ranch Metropolitan District(2)          6.250       12/01/2036           695,862
     1,875,000   CO Madre Metropolitan District No. 2(2)            5.500       12/01/2036           912,656
     2,800,000   CO Mountain Shadows Metropolitan District(2)       5.625       12/01/2037         1,468,460
     1,755,000   CO Multifamily Hsg. Revenue Bond Pass-Through
                 Certificates (MS Loveland/American
                 International Obligated Group)(2)                  6.000(6)    11/01/2033         1,405,966
     3,000,000   CO Murphy Creek Metropolitan District No. 3(2)     6.000       12/01/2026         2,078,400
    10,060,000   CO Murphy Creek Metropolitan District No. 3(2)     6.125       12/01/2035         6,328,344
     2,275,000   CO Neu Towne Metropolitan District(3)              7.250       12/01/2034           728,000
     1,000,000   CO North Range Metropolitan District No. 2(2)      5.500       12/15/2037           516,070
     4,500,000   CO Northwest Metropolitan District No. 3(2)        6.125       12/01/2025         2,590,740
     7,855,000   CO Northwest Metropolitan District No. 3(2)        6.250       12/01/2035         4,118,848
    14,020,000   CO Park Valley Water and Sanitation
                 Metropolitan District                              6.000(5)    12/15/2017         8,700,391
       320,000   CO Potomac Farms Metropolitan District(2)          0.000(7)    12/01/2023           252,934
     1,590,000   CO Potomac Farms Metropolitan District(2)          7.250       12/01/2037         1,054,377
       850,000   CO Prairie Center Metropolitan District No.
                 3(2)                                               5.250       12/15/2021           629,714
     1,250,000   CO Prairie Center Metropolitan District No.
                 3(2)                                               5.400       12/15/2031           803,963
     1,000,000   CO Prairie Center Metropolitan District No.
                 3(2)                                               5.400       12/15/2031           643,170
     2,275,000   CO Regency Metropolitan District(2)                5.750       12/01/2036         1,223,063
     1,750,000   CO Serenity Ridge Metropolitan District No. 2      7.500       12/01/2034           838,163
     1,320,000   CO Silver Peaks Metropolitan District(2)           5.750       12/01/2036           781,400
    10,230,000   CO Sorrell Ranch Metropolitan District(2)          5.750       12/01/2036         6,055,853
     1,735,000   CO Sorrell Ranch Metropolitan District             6.750       12/15/2036         1,132,278
     1,330,000   CO Stoneridge Metropolitan District(2)             5.625       12/01/2036           772,065
     2,065,000   CO Tallgrass Metropolitan District(2)              5.250       12/01/2037         1,181,263
       500,000   CO Tallyns Reach Metropolitan District No. 3(2)    5.200       12/01/2036           355,430
     8,000,000   CO Talon Pointe Metropolitan District(2)           8.000       12/01/2039         6,358,720
       655,000   CO Todd Creek Farms Metropolitan District No.
                 1(2)                                               6.125       12/01/2019           541,154
       695,000   CO Traditions Metropolitan District No. 2(2)       5.750       12/01/2036           432,888
     4,390,000   CO Traditions Metropolitan District No. 2 CAB      0.000(7)    12/15/2037         2,800,118
     3,780,000   CO Waterview I Metropolitan District(2)            8.000       12/15/2032         3,045,924
       500,000   CO Wheatlands Metropolitan District(2)             6.000       12/01/2025           342,180
     2,500,000   CO Wheatlands Metropolitan District(2)             6.125       12/01/2035         1,572,650
     4,000,000   CO Wheatlands Metropolitan District No. 2          8.250       12/15/2035         3,004,800


                  7 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Colorado Continued
$    3,875,000   CO Woodmen Heights Metropolitan District No.
                 1(2)                                               6.750%      12/01/2020   $     3,155,490
    21,195,000   CO Woodmen Heights Metropolitan District No.
                 1(2)                                               7.000       12/01/2030        15,369,342
       500,000   CO Wyndham Hill Metropolitan District(2)           6.250       12/01/2025           352,250
       892,000   CO Wyndham Hill Metropolitan District(2)           6.375       12/01/2035           581,432
    18,510,000   Colorado Springs, CO Urban Renewal (University
                 Village Colorado)(2)                               7.000       12/01/2029        14,282,871
    57,025,000   Denver, CO City & County Airport Special
                 Facilities (United Air Lines)(2)                   5.250       10/01/2032        29,839,472
    35,200,000   Denver, CO City & County Airport Special
                 Facilities (United Air Lines)(2)                   5.750       10/01/2032        19,833,088
       375,000   Eagle County, CO Airport Terminal Corp.(2)         5.250       05/01/2020           257,749
                                                                                             ---------------
                                                                                                 220,603,902
Connecticut--0.2%
       145,000   CT Devel. Authority (Bridgeport Hydraulic
                 Company)(2)                                        6.150       04/01/2035           128,302
       125,000   CT Devel. Authority (Bridgeport Hydraulic
                 Company)(2)                                        6.150       04/01/2035           115,296
     1,500,000   CT Devel. Authority Airport Facility
                 (Learjet)(2)                                       7.950       04/01/2026         1,334,535
       105,000   CT H&EFA (Bridgeport Hospital/Bridgeport
                 Hospital Foundation Obligated Group)(2)            6.500       07/01/2012           105,124
        20,000   CT H&EFA (St. Mary's Hospital Corp.)(2)            5.500       07/01/2012            19,030
       475,000   Georgetown, CT Special Taxing District(2)          5.125       10/01/2036           219,574
     3,750,000   Mashantucket, CT Western Pequot Tribe, Series
                 B(2)                                               5.500       09/01/2036         1,796,850
     1,750,000   Mashantucket, CT Western Pequot Tribe, Series
                 B(2)                                               5.750       09/01/2027           953,803
     6,000,000   Mashantucket, CT Western Pequot Tribe, Series
                 B(2,9)                                             6.500       09/01/2031         3,424,680
     1,715,000   West Haven, CT Hsg. Authority (Meadow Landing
                 Apartments)(2)                                     6.000       01/01/2028         1,322,900
                                                                                             ---------------
                                                                                                   9,420,094
Delaware--0.1%
        15,000   DE Hsg. Authority (Single Family Mtg.)(2)          6.000       07/01/2018            15,033
        55,000   DE Hsg. Authority (Single Family Mtg.)(2)          6.000       07/01/2032            55,179
     6,939,000   Millsboro, DE Special Obligation (Plantation
                 Lakes)(2)                                          5.450       07/01/2036         3,944,891
                                                                                             ---------------
                                                                                                   4,015,103
District of Columbia--1.3%
       170,000   District of Columbia HFA (Benning Road
                 Apartments)(2)                                     6.300       01/01/2012           162,994
    10,380,000   District of Columbia HFA (Shipley Park
                 Apartments)(1)                                     4.800       06/01/2038         9,778,739
       115,000   District of Columbia Tobacco Settlement
                 Financing Corp.(2)                                 6.250       05/15/2024           108,477
    32,680,000   District of Columbia Tobacco Settlement
                 Financing Corp.(2)                                 6.750       05/15/2040        25,423,079
   515,000,000   District of Columbia Tobacco Settlement
                 Financing Corp. (TASC)                             6.367(5)    06/15/2046         9,635,650
 1,375,680,000   District of Columbia Tobacco Settlement
                 Financing Corp. (TASC)                             6.897(5)    06/15/2055         6,479,453


                  8 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
District of Columbia Continued
$1,055,000,000   District of Columbia Tobacco Settlement
                 Financing Corp. (TASC)                             7.250%(5)   06/15/2055   $     3,914,050
                                                                                             ---------------
                                                                                                  55,502,442
Florida--22.2%
     1,135,000   Aberdeen, FL Community Devel. District(2)          5.250       11/01/2015           723,631
       410,000   Aberdeen, FL Community Devel. District(2)          5.500       11/01/2011           282,523
    22,800,000   Aberdeen, FL Community Devel. District(2)          5.500       05/01/2036        11,947,428
     8,000,000   Alachua County, FL Industrial Devel. Revenue
                 (North Florida Retirement Village)(2)              5.875       11/15/2042         5,209,920
     5,300,000   Amelia Concourse, FL Community Devel.
                 District(2)                                        5.750       05/01/2038         3,178,781
     1,770,000   Amelia Walk, FL Community Devel. District
                 Special Assessment(2)                              5.500       05/01/2037           934,879
    12,580,000   Arborwood, FL Community Devel. District
                 (Centex Homes)(2)                                  5.250       05/01/2016         9,709,244
    13,895,000   Arlington Ridge, FL Community Devel.
                 District(8)                                        5.500       05/01/2036         6,116,579
     9,115,000   Ave Maria Stewardship, FL Community Devel.
                 District(2)                                        5.125       05/01/2038         4,644,275
     2,200,000   Avelar Creek, FL Community Devel. District(2)      5.375       05/01/2036         1,270,412
     1,045,000   Avignon Villages, FL Community Devel.
                 District(3,8)                                      5.300       05/01/2014           469,163
       745,000   Avignon Villages, FL Community Devel.
                 District(3,8)                                      5.400       05/01/2037           334,468
     1,000,000   Bahia Lakes, FL Community Devel. District(2)       5.450       05/01/2037           581,430
     2,585,000   Bainebridge, FL Community Devel. District(2)       5.500       05/01/2038         1,409,652
    10,000,000   Baker, FL Correctional Devel. Corp. (Detention
                 Center)(2)                                         7.500       02/01/2030         8,360,600
     2,740,000   Bartram Park, FL Community Devel. District(2)      5.300       05/01/2035         1,532,811
     5,165,000   Bay Laurel Center, FL Community Devel.
                 District Special Assessment(2)                     5.450       05/01/2037         3,075,964
       225,000   Bayshore, FL Hsg. Corp.(3)                         8.000       12/01/2016            67,921
     4,385,000   Baywinds, FL Community Devel. District(2)          4.900       05/01/2012         2,108,133
    10,650,000   Baywinds, FL Community Devel. District(2)          5.250       05/01/2037         4,869,500
     4,200,000   Beacon Lakes, FL Community Devel. District
                 Special Assessment(2)                              6.000       05/01/2038         2,631,048
     3,380,000   Beacon Lakes, FL Community Devel. District
                 Special Assessment(2)                              6.200       05/01/2038         2,075,962
     1,955,000   Beacon, FL Tradeport Community Devel.
                 District(2)                                        7.250       05/01/2033         1,658,485
    10,640,000   Bella Verde, FL Golf Community Devel.
                 District(3,4,8)                                    7.250       05/15/2009         4,256,000
    10,000,000   Bonnet Creek, FL Resort Community Devel.
                 District Special Assessment(2)                     7.375       05/01/2034         7,892,900
     9,625,000   Bonnet Creek, FL Resort Community Devel.
                 District Special Assessment(2)                     7.500       05/01/2034         7,710,106
     3,950,000   Boynton Village, FL Community Devel. District
                 Special Assessment(2)                              6.000       05/01/2038         2,331,685
        75,000   Broward County, FL Educational Facilities
                 Authority (Pompano Oaks Apartments)(2)             6.000       12/01/2027            75,046
        25,000   Broward County, FL HFA (Cross Keys
                 Apartments)(2)                                     5.750       10/01/2028            23,470


                  9 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Florida Continued
$   12,475,000   Broward County, FL HFA (Pembroke Village
                 Apartments)(2)                                     7.000%      06/01/2046   $    11,963,400
       605,000   Broward County, FL HFA (Single Family)(2)          5.000       10/01/2039           554,785
        15,000   Broward County, FL HFA (Stirling Apartments)(2)    5.600       10/01/2018            15,105
       125,000   Broward County, FL HFA (Stirling Apartments)(2)    5.750       04/01/2038           125,060
    16,500,000   Broward County, FL Water and Sewer(1)              5.250       10/01/2034        16,526,978
     5,955,000   Buckeye Park, FL Community Devel. District(2)      7.875       05/01/2038         4,761,916
       800,000   Cascades, FL Groveland Community Devel.
                 District(2)                                        5.300       05/01/2036           355,360
    25,405,000   CFM, FL Community Devel. District, Series A(2)     6.250       05/01/2035        15,203,368
     2,500,000   Chapel Creek, FL Community Devel. District
                 Special Assessment(2)                              5.200       05/01/2011         1,226,600
     3,665,000   Chapel Creek, FL Community Devel. District
                 Special Assessment(2)                              5.250       05/01/2015         1,705,471
    12,480,000   Chapel Creek, FL Community Devel. District
                 Special Assessment(2)                              5.500       05/01/2038         5,678,525
     4,100,000   City Center, FL Community Devel. District(2)       6.000       05/01/2038         2,542,615
     7,430,000   City Center, FL Community Devel. District(2)       6.125       05/01/2036         4,731,275
    26,530,000   Clearwater Cay, FL Community Devel. District(2)    5.500       05/01/2037        12,127,924
     2,665,000   Coconut Cay, FL Community Devel. District
                 Special Assessment(2)                              5.375       05/01/2036         1,618,508
        55,000   Collier County, FL IDA (Allete)(2)                 6.500       10/01/2025            46,054
    16,110,000   Concord Stations, FL Community Devel.
                 District(2)                                        5.300       05/01/2035         7,521,598
     3,775,000   Connerton West, FL Community Devel. District       5.125       05/01/2016         2,383,762
     4,310,000   Connerton West, FL Community Devel. District(2)    5.400       05/01/2038         2,339,209
     4,910,000   Copperstone, FL Community Devel. District(2)       5.200       05/01/2038         2,575,639
     7,300,000   Cordoba Ranch, FL Community Devel. District
                 Special Assessment(3,8)                            5.550       05/01/2037         2,882,478
     3,125,000   Coronado, FL Community Devel. District(2)          6.000       05/01/2038         1,973,625
     3,230,000   Creekside, FL Community Devel. District(2)         5.200       05/01/2038         1,633,637
     1,100,000   Crestview II, FL Community Devel. District
                 Special Assessment(2)                              5.600       05/01/2037           707,685
     2,625,000   Crosscreek, FL Community Devel. District(2)        5.500       05/01/2017         1,227,923
     1,280,000   Crosscreek, FL Community Devel. District(2)        5.600       05/01/2039           589,939
     9,440,000   Cypress Creek of Hillsborough County, FL
                 Community Devel. District(2)                       5.350       05/01/2037         4,392,054
        70,000   Dade City, FL (First Mtg.-Retirement Care)(2)      8.000       01/01/2025            59,092
        45,000   Dade County, FL HFA (Golden Lakes
                 Apartments)(2)                                     6.050       11/01/2039            43,425
        90,000   Dade County, FL HFA (Siesta Pointe
                 Apartments)(2)                                     5.650       09/01/2017            90,074
         8,636   Dade County, FL HFA (Single Family Mtg.)(2)        6.100       04/01/2027             8,775
     1,900,000   Dade County, FL IDA (Miami Cerebral Palsy
                 Residence)(2)                                      8.000       06/01/2022         1,599,002
       115,000   Dade County, FL Res Rec(2)                         5.500       10/01/2013           115,062
     7,815,000   Deer Run, FL Community Devel. District Special
                 Assessment(2)                                      7.625       05/01/2039         5,871,019
     3,050,000   Durbin Crossing, FL Community Devel. District
                 Special Assessment(2)                              5.250       11/01/2015         1,922,537


                 10 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Florida Continued
$    2,355,000   East Homestead, FL Community Devel. District(2)    5.375%      05/01/2036   $     1,286,277
       900,000   East Homestead, FL Community Devel. District(2)    5.450       11/01/2036           551,403
     2,225,000   East Park, FL Community Devel. District
                 Special Assessment(2)                              7.500       05/01/2039         1,689,398
     1,095,000   Easton Park, FL Community Devel. District(2)       5.200       05/01/2037           614,032
         5,000   Edgewater, FL Water & Sewer(2)                     7.000       10/01/2021             5,020
     1,500,000   Enclave at Black Point Marina, FL Community
                 Devel. District(2)                                 5.200       05/01/2014           991,665
     1,225,000   Enclave at Black Point Marina, FL Community
                 Devel. District(2)                                 5.400       05/01/2037           615,244
        75,000   Escambia County, FL HFA (Single Family Mtg.)(2)    5.500       10/01/2031            75,219
    21,000,000   Fiddler's Creek, FL Community Devel. District
                 No.2(2)                                            6.000       05/01/2038        13,155,240
       175,000   FL Capital Projects Finance Authority
                 (Peerless Group)(2)                                7.500       08/01/2019           139,186
    26,200,000   FL Capital Trust Agency (AHF Florida LLC)(2)       8.125       10/01/2038        17,187,462
     3,085,000   FL Capital Trust Agency (American
                 Opportunity)(2)                                    5.750       06/01/2023         2,005,929
     2,000,000   FL Capital Trust Agency (American
                 Opportunity)(2)                                    5.875       06/01/2038         1,119,840
       960,000   FL Capital Trust Agency (American
                 Opportunity)(2)                                    7.250       06/01/2038           568,502
       695,000   FL Capital Trust Agency (American
                 Opportunity)(2)                                    8.250       12/01/2038           367,391
     7,000,000   FL Capital Trust Agency (Atlantic Hsg.
                 Foundation)(2)                                     7.000       07/15/2032         5,690,790
    13,000,000   FL Capital Trust Agency (Atlantic Hsg.
                 Foundation)(2)                                     8.260       07/15/2038        10,670,660
     2,465,000   FL Gateway Services Community Devel. District
                 (Sun City Center)(2)                               6.500       05/01/2033         1,980,973
        30,000   FL HFA (Hsg. Partners of Panama City)(2)           5.700       05/01/2037            29,875
       100,000   FL HFA (Mar Lago Village Apartments)(2)            5.900       12/01/2027            86,055
       115,000   FL HFA (Reserve at Kanapaha)(2)                    5.700       07/01/2037           103,443
        20,000   FL HFA (Spinnaker Cove Apartments)(2)              6.500       07/01/2036            20,010
     1,345,000   FL HFA (St. Cloud Village Associates)              8.000       02/15/2030           984,325
        75,000   FL HFA (Stoddert Arms Apartments)(2)               6.250       09/01/2026            75,038
        15,000   FL HFA (Wentworth Apartments)(2)                   5.450       10/01/2037            14,413
        50,000   FL HFA (Willow Lake Apartments)(2)                 5.250       01/01/2021            50,088
       100,000   FL HFA (Willow Lake Apartments)(2)                 5.350       07/01/2027            97,799
       100,000   FL HFC (Ashton Point Apartments)(2)                5.750       07/01/2036           100,069
        85,000   FL HFC (Brittany of Rosemont)(2)                   6.250       07/01/2035            82,646
        20,000   FL HFC (East Lake Apartments)(2)                   5.050       10/01/2026            19,031
        45,000   FL HFC (Grande Pointe Apartments)(2)               6.000       07/01/2038            45,201
     9,005,000   FL HFC (Homeowner Mtg.)(1)                         5.150       07/01/2038         8,725,935
       120,000   FL HFC (Homeowner Mtg.)                            5.573(5)    01/01/2029            38,100
        15,000   FL HFC (Homeowner Mtg.)(2)                         6.250       07/01/2022            15,445
       145,000   FL HFC (Logan Heights Apartments)(2)               6.000       10/01/2039           145,864
        25,000   FL HFC (Mystic Pointe II)(2)                       6.100       12/01/2035            25,348
        25,000   FL HFC (Raceway Pointe Apartments)(2)              5.950       09/01/2032            25,133
        10,000   FL HFC (River Trace Senior Apartments)(2)          5.800       01/01/2041            10,016
        10,000   FL HFC (Sanctuary Winterlakes)(2)                  5.850       09/01/2026            10,079


                 11 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Florida Continued
$       20,000   FL HFC (Sheridan Place of Bredenton)(2)            5.500%      10/01/2036   $        20,076
        95,000   FL HFC (Spring Harbor Apartments)(2)               5.900       08/01/2039            95,267
        10,000   FL HFC (Sundance Pointe Associates)(2)             5.850       02/01/2037            10,022
        10,000   FL HFC (Villas De Mallorca)(2)                     5.750       07/01/2027            10,104
     5,085,000   FL HFC (Westchase Apartments)(2)                   6.610       07/01/2038         3,599,316
     8,630,000   FL Island at Doral III Community Devel.
                 District Special Assessment(2)                     5.900       05/01/2035         5,365,530
     3,400,000   FL Lake Ashton II Community Devel. District(2)     5.375       05/01/2036         1,953,266
     2,910,000   FL Mira Lago West Community Devel. District(2)     5.375       05/01/2036         1,739,336
     1,555,000   FL New Port Tampa Bay Community Devel.
                 District(8)                                        5.300       11/01/2012           544,561
    24,390,000   FL New Port Tampa Bay Community Devel.
                 District(8)                                        5.875       05/01/2038         8,541,378
     1,500,000   FL Parker Road Community Devel. District(2)        5.350       05/01/2015           881,490
     1,480,000   FL Parker Road Community Devel. District(2)        5.600       05/01/2038           800,739
     1,500,000   Flora Ridge, FL Educational Facilities Benefit
                 District(2)                                        5.300       05/01/2037           919,875
     5,400,000   Fontainbleau Lakes, FL Community Devel.
                 District(2)                                        6.000       05/01/2015         4,285,548
     4,000,000   Fontainbleau Lakes, FL Community Devel.
                 District(2)                                        6.000       05/01/2038         2,309,640
     9,625,000   Forest Creek, FL Community Devel. District(2)      5.450       05/01/2036         5,142,926
     7,915,000   Glades, FL Correctional Devel. Corp. (Glades
                 County Detention)(2)                               7.375       03/01/2030         6,376,166
    10,000,000   Grand Bay at Doral, FL Community Devel.
                 District(2)                                        6.000       05/01/2017         6,950,300
     8,735,000   Grand Bay at Doral, FL Community Devel.
                 District(2)                                        6.000       05/01/2039         4,483,064
    12,200,000   Greater Lakes/Sawgrass Bay, FL Community
                 Devel. District(2)                                 5.500       05/01/2038         6,556,280
     7,505,000   Greater Orlando, FL Aviation Authority
                 (JetBlue Airways Corp.)                            6.375       11/15/2026         4,759,446
    14,965,000   Greater Orlando, FL Aviation Authority
                 (JetBlue Airways Corp.)                            6.500       11/15/2036         8,935,302
     2,830,000   Greyhawk Landing, FL Community Devel. District
                 Special Assessment(2)                              7.000       05/01/2033         2,441,583
       100,000   Gulf Breeze, FL GO(2)                              5.900       12/01/2015           100,048
     5,855,000   Hammocks, FL Community Devel. District Special
                 Assessment(2)                                      5.500       05/01/2037         3,060,935
     8,800,000   Harrison Ranch, FL Community Devel. District(2)    5.300       05/01/2038         4,880,304
     1,125,000   Hawks Point, FL Community Devel. District(2)       5.300       05/01/2039           621,011
    15,435,000   Heritage Bay, FL Community Devel. District(2)      5.500       05/01/2036         9,075,163
    15,160,000   Heritage Harbour North, FL Community Devel.
                 District(2)                                        6.375       05/01/2038        10,166,296
     1,910,000   Heritage Plantation, FL Community Devel.
                 District                                           5.100       11/01/2013         1,275,059
     3,480,000   Heritage Plantation, FL Community Devel.
                 District                                           5.400       05/01/2037         1,726,532
    12,000,000   Hialeah Gardens, FL Health Facilities
                 Authority (CHS/SJRNC/VMNRC/SJR/CHFTEH/SANC
                 Obligated Group)(1)                                5.250       08/15/2031        11,224,474
       930,000   Highland Meadows, FL Community Devel. District
                 Special Assessment, Series A(2)                    5.500       05/01/2036           409,935
     4,035,000   Highlands, FL Community Devel. District(2)         5.550       05/01/2036         2,187,051


                 12 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Florida Continued
$    2,000,000   Hillsborough County, FL IDA (National Gypsum
                 Company)(2)                                        7.125%      04/01/2030   $     1,032,880
     9,250,000   Hillsborough County, FL IDA (Senior Care
                 Group)(2)                                          6.700       07/01/2021         7,326,093
     6,035,000   Hillsborough County, FL IDA (Senior Care
                 Group)(2)                                          6.750       07/01/2029         4,511,344
    11,300,000   Indigo, FL Community Devel. District(2)            5.750       05/01/2036         5,960,976
       715,000   Jacksonville, FL Water and Sewage (United
                 Waterworks)(2)                                     6.350       08/01/2025           715,193
     1,400,000   K-Bar Ranch, FL Community Devel. District
                 Special Assessment(2)                              5.450       05/01/2036           772,562
     2,800,000   Keys Cove, FL Community Devel. District(2)         5.500       05/01/2036         1,831,200
     1,160,000   Keys Cove, FL Community Devel. District(2)         5.875       05/01/2035           882,284
       920,000   Lake Frances, FL Community Devel. District
                 Special Assessment(2)                              5.300       05/01/2037           480,534
     2,000,000   Lakeside Landings, FL Devel. District              5.250       05/01/2013         1,026,160
       750,000   Lakeside Landings, FL Devel. District              5.500       05/01/2038           372,510
    14,500,000   Landmark at Doral, FL Community Devel.
                 District Special Assessment(2)                     5.200       05/01/2015         6,747,720
     7,900,000   Landmark at Doral, FL Community Devel.
                 District Special Assessment(2)                     5.500       05/01/2038         3,594,579
       100,000   Largo, FL Sun Coast Health System (Sun Coast
                 Hospital)                                          6.200       03/01/2013            51,040
        65,000   Lee County, FL HFA (Single Family Mtg.)(2)         7.200       03/01/2033            66,149
     1,200,000   Legends Bay, FL Community Devel. District(2)       5.500       05/01/2014           673,248
     1,500,000   Legends Bay, FL Community Devel. District(2)       5.875       05/01/2038           766,245
       100,000   Leon County, FL Educational Facilities
                 Authority (Southgate Residence Hall)(3)            6.750       09/01/2028            60,658
     1,415,000   Liberty County, FL Revenue (Twin Oaks)             8.250       07/01/2028         1,175,129
     7,955,000   Madeira, FL Community Devel. District(2)           5.250       11/01/2014         4,323,622
     8,045,000   Madeira, FL Community Devel. District(2)           5.450       05/01/2039         3,944,866
     1,620,000   Madison County, FL Mtg. (Twin Oaks)(2)             6.000       07/01/2025         1,156,291
     5,000,000   Magnolia Creek, FL Community Devel. District(2)    5.600       05/01/2014         3,083,700
     5,360,000   Magnolia Creek, FL Community Devel. District(2)    5.900       05/01/2039         2,962,954
     2,855,000   Magnolia West, FL Community Devel. District
                 Special Assessment(2)                              5.350       05/01/2037         1,526,112
     3,000,000   Main Street, FL Community Devel. District(2)       6.800       05/01/2038         1,908,480
    14,240,000   Martin County, FL IDA (Indiantown
                 Cogeneration)(2)                                   7.875       12/15/2025        12,138,888
       760,000   Martin County, FL IDA (Indiantown
                 Cogeneration)(2)                                   8.050       12/15/2025           666,892
     4,800,000   Meadow Woods, FL Community Devel. District
                 Special Assessment(2)                              6.050       05/01/2035         2,525,520
       970,000   Mediterranea, FL Community Devel. District
                 Special Assessment(2)                              5.600       05/01/2037           473,079
     1,025,000   Miami Beach, FL Health Facilities Authority
                 (Mt. Sinai Medical Center)(2)                      6.700       11/15/2019           803,959
       540,000   Miami Beach, FL Health Facilities Authority
                 (Mt. Sinai Medical Center)(2)                      6.800       11/15/2031           345,244
    10,000,000   Miami-Dade County, FL School Board COP(1)          5.000       02/01/2027         9,906,600
    10,000,000   Miami-Dade County, FL School Board COP(1)          5.250       02/01/2027        10,113,400


                 13 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Florida Continued
$   50,000,000   Miami-Dade County, FL School Board COP(1)          5.375%      02/01/2034   $    50,544,500
    11,590,000   Miromar Lakes, FL Community Devel. District(2)     6.875       05/01/2035         8,210,356
     9,740,000   Miromar Lakes, FL Community Devel. District(2)     7.375       05/01/2032         7,457,626
    17,200,000   Montecito, FL Community Devel. District(2)         5.100       05/01/2013         8,154,348
     5,535,000   Montecito, FL Community Devel. District(2)         5.500       05/01/2037         2,530,270
       680,000   Moody River, FL Estates Community Devel.
                 District(2)                                        5.350       05/01/2036           325,557
    16,670,000   Myrtle Creek, FL Improvement District Special
                 Assessment(2)                                      5.200       05/01/2037         8,747,749
    11,150,000   Nassau County, FL (Nassau Care Centers)(2)         6.900       01/01/2038         8,108,392
        25,000   Nassau County, FL Pollution Control (ITT
                 Rayonier)(2)                                       6.200       07/01/2015            23,181
     1,735,000   Naturewalk, FL Community Devel. District(2)        5.300       05/01/2016           876,383
     5,425,000   Naturewalk, FL Community Devel. District(2)        5.500       05/01/2038         2,694,489
     3,480,000   New River, FL Community Devel. District(2)         5.000       05/01/2013         1,468,212
       360,000   New River, FL Community Devel. District(2)         5.350       05/01/2038           144,259
     2,390,000   North Springs, FL Improvement District (Heron
                 Bay North Assessment)(2)                           5.200       05/01/2027         1,458,067
    14,940,000   North Springs, FL Improvement District
                 (Parkland Golf-Country Club)(2)                    5.450       05/01/2026         9,545,315
       750,000   Northern Palm Beach, FL Improvement District(2)    5.350       08/01/2041           419,798
     3,995,000   Oak Creek, FL Community Devel. District
                 Special Assessment(2)                              5.800       05/01/2035         2,409,704
     2,750,000   Oakmont Grove, FL Community Devel. District
                 Special Assessment(2)                              5.250       05/01/2012         1,294,343
     1,570,000   Oakmont Grove, FL Community Devel. District
                 Special Assessment(2)                              5.400       05/01/2038           702,214
     3,360,000   Old Palm, FL Community Devel. District (Palm
                 Beach Gardens)(2)                                  5.375       05/01/2014         2,663,338
     1,535,000   Orange County, FL Health Facilities Authority
                 (GF Orlando/CFGH Obligated Group)(2)               8.875       07/01/2021         1,535,292
     3,200,000   Orange County, FL Health Facilities Authority
                 (GF Orlando/CFGH Obligated Group)(2)               9.000       07/01/2031         2,954,496
       750,000   Orange County, FL Health Facilities Authority
                 (Orlando Lutheran Tower)(2)                        5.500       07/01/2032           464,393
     1,125,000   Orange County, FL Health Facilities Authority
                 (Orlando Lutheran Tower)(2)                        5.500       07/01/2038           662,546
     6,020,000   Orange County, FL HFA (Dunwoodie Apartments)(2)    6.500       07/01/2035         4,020,276
        10,000   Orange County, FL HFA (Homeowner)(2)               5.200       09/01/2023            10,011
       135,000   Orange County, FL HFA (Homeowner)                  5.420(5)    03/01/2028            45,985
        15,000   Orange County, FL HFA (Homeowner)(2)               5.550       09/01/2033            15,009
         5,000   Orange County, FL HFA (Park Avenue Villas)(2)      5.250       09/01/2031             4,980
     1,750,000   Orange County, FL HFA (Seminole Pointe)(2)         5.800       06/01/2032         1,199,678
     3,750,000   Palm Bay, FL Educational Facilities (Patriot
                 Charter School)(3)                                 7.000       07/01/2036         2,249,925
        55,000   Palm Beach County, FL HFA (Golden Lake Hsg.
                 Assoc.)(2)                                         6.100       08/01/2029            55,021


                 14 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Florida Continued
$   13,995,000   Palm Coast Park, FL Community Devel. District
                 Special Assessment(2)                              5.700%      05/01/2037   $     7,598,865
     2,700,000   Palm Glades, FL Community Devel. District(2)       5.300       05/01/2036         1,594,350
     6,065,000   Palm Glades, FL Community Devel. District
                 Special Assessment(2)                              7.125       05/01/2039         4,285,226
     1,850,000   Palm River, FL Community Devel. District(8)        5.150       05/01/2013           830,539
       935,000   Palm River, FL Community Devel. District(8)        5.375       05/01/2036           419,778
     1,500,000   Parkway Center, FL Community Devel. District,
                 Series A(2)                                        6.300       05/01/2034           941,505
     2,635,000   Paseo, FL Community Devel. District(2)             5.000       02/01/2011         1,402,004
     6,480,000   Pine Ridge Plantation, FL Community Devel.
                 District(2)                                        5.400       05/01/2037         3,040,740
     4,625,000   Pinellas County, FL Health Facility Authority
                 (St. Mark Village)(2)                              5.650       05/01/2037         3,011,708
        35,000   Pinellas County, FL HFA (Single Family Hsg.)(2)    5.200       03/01/2037            31,187
       115,000   Pinellas County, FL HFA (Single Family Hsg.)(2)    5.250       03/01/2038            97,552
       135,000   Pinellas County, FL HFA (Single Family Hsg.)       5.503(5)    03/01/2031            38,085
     1,315,000   Poinciana West, FL Community Devel. District
                 Special Assessment(2)                              6.000       05/01/2037           943,960
     2,100,000   Port St. Lucie, FL Special Assessment (Peacock
                 & Lowry)(2)                                        5.350       07/01/2027         1,402,674
    10,700,000   Portico, FL Community Devel. District(2)           5.450       05/01/2037         5,858,892
     1,500,000   Portofino Cove, FL Community Devel. District
                 Special Assessment(2)                              5.500       05/01/2038           819,750
     2,815,000   Portofino Isles, FL Community Devel. District
                 (Portofino Court)                                  5.600       05/01/2036         1,594,332
     1,000,000   Portofino Landings, FL Community Devel.
                 District Special Assessment(2)                     5.200       05/01/2017           722,340
     2,000,000   Portofino Landings, FL Community Devel.
                 District Special Assessment(2)                     5.400       05/01/2038         1,085,480
       900,000   Portofino Springs, FL Community Devel.
                 District Special Assessment(2)                     5.500       05/01/2038           498,114
     2,480,000   Portofino Vista, FL Community Devel.
                 District(2)                                        5.000       05/01/2013         1,666,833
     3,915,000   Quarry, FL Community Devel. District(2)            5.250       05/01/2036         2,094,447
     8,980,000   Quarry, FL Community Devel. District(2)            5.500       05/01/2036         5,005,452
       485,000   Renaissance Commons, FL Community Devel.
                 District, Series A(2)                              5.600       05/01/2036           288,808
     6,795,000   Renaissance, FL Community Devel. District(2)       7.000       05/01/2033         5,862,386
     6,400,000   Reunion East, FL Community Devel. District(2)      5.800       05/01/2036         3,279,872
    10,000,000   Reunion East, FL Community Devel. District,
                 Series A(2)                                        7.375       05/01/2033         6,464,500
    22,335,000   Reunion West, FL Community Devel. District(2)      6.250       05/01/2036        10,933,876
     4,545,000   Ridgewood Trails, FL Community Devel.
                 District(2)                                        5.650       05/01/2038         2,408,214
     9,375,000   River Bend, FL Community Devel. District(2)        5.450       05/01/2035         5,643,563
     6,415,000   River Bend, FL Community Devel. District(2)        7.125       11/01/2015         5,672,656
     7,785,000   River Glen, FL Community Devel. District
                 Special Assessment(2)                              5.450       05/01/2038         4,210,362


                 15 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Florida Continued
$    3,495,000   Riverwood Estates, FL Community Devel.
                 District Special Assessment(3,8)                   5.350%      05/01/2037   $     1,223,949
     2,540,000   Rolling Hills, FL Community Devel. District(2)     5.125       11/01/2013         1,777,035
     1,290,000   Rolling Hills, FL Community Devel. District(2)     5.450       05/01/2037           808,740
       200,000   Santa Rosa Bay, FL Bridge Authority                6.250       07/01/2028           115,114
    23,200,000   Sarasota, FL National Community Devel.
                 District Special Assessment(2)                     5.300       05/01/2039        12,176,984
     4,475,000   Seminole County, FL IDA (Progressive Health)(2)    7.500       03/01/2035         3,566,217
     6,850,000   Shingle Creek, FL Community Devel. District(2)     6.100       05/01/2025         4,383,521
    25,060,000   Shingle Creek, FL Community Devel. District(2)     6.125       05/01/2037        13,939,876
       930,000   Six Mile Creek, FL Community Devel. District(2)    5.500       05/01/2017           499,912
     8,625,000   Six Mile Creek, FL Community Devel. District(2)    5.875       05/01/2038         3,740,231
     6,900,000   South Bay, FL Community Devel. District(3)         5.125       11/01/2009         2,406,030
    12,035,000   South Bay, FL Community Devel. District(3,8)       5.375       05/01/2013         4,200,817
    16,460,000   South Bay, FL Community Devel. District(8)         5.950       05/01/2036         5,745,198
    11,400,000   South Fork East, FL Community Devel.
                 District(2)                                        5.350       05/01/2036         6,397,110
     3,615,000   South Fork East, FL Community Devel.
                 District(2)                                        6.500       05/01/2038         2,394,504
     6,820,000   South Fork East, FL Community Devel.
                 District(2)                                        7.000       11/01/2015         5,999,213
       100,000   South Lake County, FL Hospital District
                 (Orlando Regional Healthcare System)(2)            6.000       10/01/2022            98,906
     4,470,000   St. John's Forest, FL Community Devel.
                 District, Series A(2)                              6.125       05/01/2034         3,077,193
     3,100,000   St. Johns County, FL IDA (Glenmoor Health
                 Care)(2)                                           5.375       01/01/2040         1,764,427
       565,000   St. Johns County, FL IDA (St. John's County
                 Welfare Federation)(2)                             5.200       10/01/2027           362,448
     1,000,000   St. Johns County, FL IDA (St. John's County
                 Welfare Federation)(2)                             5.250       10/01/2041           561,840
     1,940,000   Stonebrier, FL Community Devel. District(2)        5.500       05/01/2037         1,075,672
     3,165,000   Stoneybrook, FL South Community Devel.
                 District(2)                                        5.800       05/01/2039         1,743,282
     2,500,000   Summerville, FL Community Devel. District(2)       5.500       05/01/2036         1,339,375
     5,900,000   Sweetwater Creek, FL Community Devel.
                 District(2)                                        5.500       05/01/2038         2,802,618
    14,000,000   Tampa Bay, FL Regional Water Supply
                 Authority(1)                                       5.000       10/01/2034        13,929,720
     9,460,000   Tern Bay, FL Community Devel. District(3,8)        5.000       05/01/2015         3,312,987
    18,800,000   Tern Bay, FL Community Devel. District(3,8)        5.375       05/01/2037         6,583,760
    33,650,000   Tolomato, FL Community Devel. District Special
                 Assessment(2)                                      6.650       05/01/2040        22,798,885
     2,880,000   Town Center, FL at Palm Coast Community Devel.
                 District(2)                                        6.000       05/01/2036         1,693,181
     5,000,000   Treeline, FL Preservation Community Devel.
                 District(2)                                        6.800       05/01/2039         3,228,550
       735,000   Turnbull Creek, FL Community Devel. District
                 Special Assessment(2)                              5.250       05/01/2037           386,309
     1,390,000   Two Creeks, FL Community Devel. District(2)        5.250       05/01/2037           712,903
    10,590,000   Verandah East, FL Community Devel. District(2)     5.400       05/01/2037         6,001,565
     7,805,000   Verano Center, FL Community Devel. District(2)     5.375       05/01/2037         3,647,277
     2,500,000   Villa Portofino East, FL Community Devel.
                 District(2)                                        5.200       05/01/2037         1,550,525


                 16 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Florida Continued
$    1,720,000   Villa Portofino West, FL Community Devel.
                 District(2)                                        5.350%      05/01/2036   $     1,123,487
     1,265,000   Villa Vizcaya, FL Community Devel. District
                 Special Assessment(2)                              5.550       05/01/2039           700,797
     1,975,000   Villages of Westport, FL Community Devel.
                 District(2)                                        5.700       05/01/2035         1,129,167
     2,775,000   Villagewalk of Bonita Springs, FL Community
                 Devel. District(2)                                 5.150       05/01/2038         1,443,083
     1,395,000   Waterford Estates, FL Community Devel.
                 District Special Assessment(3)                     5.125       05/01/2013           661,342
     3,305,000   Waterford Estates, FL Community Devel.
                 District Special Assessment(2)                     5.500       05/01/2037         1,510,848
     3,735,000   Watergrass, FL Community Devel. District
                 Special Assessment(2)                              5.125       11/01/2014         1,911,648
     2,370,000   Watergrass, FL Community Devel. District
                 Special Assessment(2)                              5.375       05/01/2039         1,123,451
     3,190,000   Waterlefe, FL Community Devel. District Golf
                 Course(8)                                          8.125       10/01/2025            63,800
     6,710,000   Waters Edge, FL Community Devel. District(2)       5.350       05/01/2039         3,341,245
     3,025,000   Waters Edge, FL Community Devel. District(2)       5.400       05/01/2039         1,506,299
     5,800,000   Waterstone, FL Community Devel. District(3)        5.500       05/01/2018         3,214,650
     6,250,000   Wentworth Estates, FL Community Devel.
                 District(2)                                        5.125       11/01/2012         3,167,000
    27,815,000   Wentworth Estates, FL Community Devel.
                 District(2)                                        5.625       05/01/2037        13,552,302
     3,100,000   West Villages, FL Improvement District(2)          5.350       05/01/2015         2,395,742
    10,175,000   West Villages, FL Improvement District             5.500       05/01/2037         5,318,371
    21,125,000   West Villages, FL Improvement District(2)          5.500       05/01/2038        10,988,591
    18,550,000   West Villages, FL Improvement District(2)          5.800       05/01/2036        10,224,204
    14,925,000   Westridge, FL Community Devel. District(8)         5.800       05/01/2037         6,849,829
    11,210,000   Westside, FL Community Devel. District(2)          5.650       05/01/2037         6,449,898
    17,340,000   Westside, FL Community Devel. District(2)          7.200       05/01/2038        12,398,620
     2,060,000   World Commerce, FL Community Devel. District
                 Special Assessment(2)                              5.500       05/01/2038           816,893
     1,000,000   World Commerce, FL Community Devel. District
                 Special Assessment(2)                              6.500       05/01/2036           468,490
     7,420,000   Wyld Palms, FL Community Devel. District(2)        5.400       05/01/2015         3,065,425
     4,340,000   Wyld Palms, FL Community Devel. District(2)        5.500       05/01/2038         1,759,436
     2,040,000   Zephyr Ridge, FL Community Devel. District         5.250       05/01/2013         1,028,119
     2,630,000   Zephyr Ridge, FL Community Devel. District         5.625       05/01/2037         1,281,415
                                                                                             ---------------
                                                                                                 961,677,562
Georgia--1.0%
        60,000   Acworth, GA Hsg. Authority (Wingate Falls
                 Apartments)(2)                                     6.200       03/01/2027            60,027
        25,000   Acworth, GA Hsg. Authority (Wingate Falls
                 Apartments)(2)                                     6.200       03/01/2029            25,009
        55,000   Americus-Sumter County, GA Hospital Authority
                 (South Georgia Methodist Home for the Aging)(2)    6.250       05/15/2016            48,394
     3,000,000   Atlanta, GA Devel. Authority Student Hsg.
                 (Clark Atlanta University)(2)                      6.250       07/01/2036         1,722,450


                 17 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Georgia Continued
$    1,500,000   Atlanta, GA Tax Allocation (Eastside)(2)           5.600%      01/01/2030   $     1,032,900
       140,000   Atlanta, GA Urban Residential Finance
                 Authority (Spring Branch Apartments)               8.500       04/01/2026            66,184
       200,000   Brunswick and Glynn County, GA Devel.
                 Authority (Georgia-Pacific Corp.)(2)               5.550       03/01/2026           126,158
       295,000   Charlton County, GA Solid Waste Management
                 Authority (Chesser Island Road Landfill)(2)        7.375       04/01/2018           255,662
        35,000   Cherokee County, GA Hospital Authority (RT
                 Jones Memorial Hospital)(2)                        7.300       12/01/2013            39,027
        50,000   Crisp County, GA Devel. Authority
                 (International Paper Company)(2)                   6.200       02/01/2020            41,851
     1,680,000   Effingham County, GA Devel. Authority (Fort
                 James Corp.)(2)                                    5.625       07/01/2018         1,230,869
       125,000   Fulton County, GA Airport (Delta
                 Airlines)(3,4,8)                                   5.300       05/01/2013                13
       250,000   Fulton County, GA Airport (Delta
                 Airlines)(3,4,8)                                   5.450       05/01/2023                25
        25,000   Fulton County, GA Airport (Delta
                 Airlines)(3,4,8)                                   5.500       05/01/2033                 3
        80,000   Fulton County, GA Airport (Delta
                 Airlines)(3,4,8)                                   6.950       11/01/2012                 8
       895,000   Fulton County, GA Devel. Authority (Catholic
                 Health East)(2)                                    5.250       11/15/2020           893,443
       915,000   Fulton County, GA Devel. Authority (Catholic
                 Health East)(2)                                    5.500       11/15/2021           920,582
     2,865,000   Fulton County, GA Devel. Authority (Catholic
                 Health East)(2)                                    5.750       11/15/2022         2,932,929
     3,025,000   Fulton County, GA Devel. Authority (Catholic
                 Health East)(2)                                    5.750       11/15/2023         3,054,766
     1,755,000   Fulton County, GA Devel. Authority (Catholic
                 Health East)(2)                                    5.750       11/15/2024         1,744,259
     4,000,000   Fulton County, GA Residential Care Facilities
                 (Lenbrook Square Foundation)(2)                    5.000       07/01/2027         2,508,360
     1,000,000   Fulton County, GA Residential Care Facilities
                 (Lenbrook Square Foundation)(2)                    5.125       07/01/2042           544,060
        15,000   GA Hsg. and Finance Authority (Single Family
                 Mtg.)(2)                                           5.400       12/01/2031            14,953
    24,150,000   Irwin County, GA COP                               8.000       08/01/2037        20,639,073
     2,000,000   Marietta, GA Devel. Authority (University
                 Facilities)(2)                                     7.000       06/15/2039         1,486,360
       100,000   McDuffie County, GA County Devel. Authority
                 (Temple-Inland)(2)                                 6.950       12/01/2023            86,533
        10,000   Peach County, GA Devel. Authority Healthcare
                 Facility(2)                                        8.500       03/01/2034             8,675
       430,000   Savannah, GA EDA (Skidway Health & Living
                 Services)(2)                                       6.850       01/01/2019           368,355
     1,055,000   Savannah, GA EDA (Skidway Health & Living
                 Services)(2)                                       7.400       01/01/2024           937,990
     2,985,000   Savannah, GA EDA (Skidway Health & Living
                 Services)(2)                                       7.400       01/01/2034         2,518,116
                                                                                             ---------------
                                                                                                  43,307,034
Hawaii--0.1%
       400,000   HI Dept. of Transportation (Continental
                 Airlines)(2)                                       5.625       11/15/2027           239,352


                 18 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Hawaii Continued
$    7,860,000   HI Dept. of Transportation (Continental
                 Airlines)(2)                                       7.000%      06/01/2020   $     5,944,754
                                                                                             ---------------
                                                                                                   6,184,106
Idaho--0.0%
         5,000   ID Hsg. & Finance Assoc. (Single Family
                 Mtg.)(2)                                           5.350       01/01/2025             4,967
        50,000   ID Hsg. Agency (Single Family Mtg.)(2)             6.200       07/01/2025            51,448
        25,000   Power County, ID Industrial Devel. Corp. (FMC
                 Corp.)(2)                                          6.450       08/01/2032            21,747
                                                                                             ---------------
                                                                                                      78,162
Illinois--6.8%
     1,700,000   Annawan, IL Tax Increment (Patriot Renewable
                 Fuels)(2)                                          5.625       01/01/2018         1,195,610
    36,156,809   Aurora, IL Single Family Mtg.(1)                   5.500       12/01/2039        36,939,009
    47,074,821   Aurora, IL Single Family Mtg.(1)                   6.300       12/01/2045        48,075,404
     1,750,000   Belleville, IL Tax Increment (Frank Scott
                 Parkway Redevel.)(2)                               5.700       05/01/2036         1,147,213
     4,145,000   Bolingbrook, IL Will and Du Page Counties
                 Wastewater Facilities (Crossroads Treatment)(2)    6.600       01/01/2035         2,844,755
    30,775,000   Caseyville, IL Tax (Forest Lakes)                  7.000       12/30/2022        18,598,871
     8,000,000   Centerpoint, IL Intermodal Center Program(2)      10.000(6)    06/15/2023         6,287,680
        20,000   Chicago, IL (Single Family Mtg.)(2)                6.350       10/01/2030            20,631
        35,000   Chicago, IL Midway Airport, Series B(2)            5.625       01/01/2029            33,454
        35,000   Chicago, IL Multifamily Hsg. (Cottage View
                 Terrace)(2)                                        6.125       02/20/2042            35,792
    16,845,000   Chicago, IL O'Hare International Airport
                 (Delta Airlines)(2)                                6.450       05/01/2018        11,803,628
     5,300,000   Cortland, IL Special Tax (Sheaffer System)(2)      5.500       03/01/2017         3,233,530
     1,500,000   Deerfield, IL Educational Facilities
                 (Chicagoland Jewish High School)(2)                6.000       05/01/2041           749,970
     1,000,000   Du Page County, IL Special Service Area No. 31
                 Special Tax (Monarch Landing)(2)                   5.625       03/01/2036           579,200
     3,750,000   Gilberts, IL Special Service Area No. 19
                 Special Tax (Conservancy)(8)                       5.375       03/01/2016         2,058,600
     1,375,000   Godfrey, IL (United Methodist Village)(2)          5.875       11/15/2029           778,030
     1,725,000   Hampshire, IL Special Service Area No. 16
                 (Crown Devel.-Prairie Ridge)(2)                    5.625       03/01/2022         1,050,146
     3,135,000   Hampshire, IL Special Service Area No. 16
                 (Crown Devel.-Prairie Ridge)(2)                    6.000       03/01/2046         1,578,849
     1,160,000   Hampshire, IL Special Service Area No. 17
                 (Crown Devel.-Oakstead)(2)                         5.625       03/01/2022           706,185
     7,450,000   Hampshire, IL Special Service Area No. 17
                 (Crown Devel.-Oakstead)(2)                         6.000       03/01/2045         3,752,044
     1,215,000   Hampshire, IL Special Service Area No. 18
                 (Crown Devel.-Tamms Farm)(2)                       6.000       03/01/2044           611,996
     4,270,000   Hampshire, IL Special Service Area No. 19
                 (Crown Devel.-Prairie Ridge East)(2)               6.000       03/01/2046         2,150,457
        22,478   IL Devel. Finance Authority (Community
                 Rehabilitation Providers)(2)                       8.250       08/01/2012            17,608


                 19 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Illinois Continued
$      115,000   IL Devel. Finance Authority Solid Waste
                 (WSREC)(2)                                         8.250%      04/01/2023   $       115,104
    11,600,000   IL Educational Facilities Authority (Plum
                 Creek Rolling Meadows)(2)                          6.500       12/01/2037         8,164,080
     3,195,000   IL Finance Authority (Bethel Terrace
                 Apartments)(2)                                     5.375       09/01/2035         2,087,933
     1,200,000   IL Finance Authority (Central Baptist
                 Village)(2)                                        5.375       11/15/2039           680,628
     4,000,000   IL Finance Authority (Clare Oaks)(2)               6.000       11/15/2039         2,408,760
     1,000,000   IL Finance Authority (DeKalb Supportive
                 Living)(2)                                         6.100       12/01/2041           660,440
     2,250,000   IL Finance Authority (Franciscan
                 Communities)(2)                                    5.500       05/15/2027         1,433,588
     2,750,000   IL Finance Authority (Franciscan
                 Communities)(2)                                    5.500       05/15/2037         1,551,935
     2,000,000   IL Finance Authority (Friendship Village
                 Schaumburg)(2)                                     5.375       02/15/2025         1,315,500
     2,000,000   IL Finance Authority (Friendship Village
                 Schaumburg)(2)                                     5.625       02/15/2037         1,136,800
    30,000,000   IL Finance Authority (Illinois River Energy)(2)    8.500       07/01/2019        21,999,000
       850,000   IL Finance Authority (Luther Oaks)(2)              6.000       08/15/2026           603,245
     1,500,000   IL Finance Authority (Luther Oaks)(2)              6.000       08/15/2039           951,645
     3,265,000   IL Finance Authority (Lutheran Social Services
                 of Illinois/Vesper Management Corp. Obligated
                 Group)(2)                                          5.000       08/15/2024         2,089,208
     3,640,000   IL Finance Authority (Lutheran Social Services
                 of Illinois/Vesper Management Corp. Obligated
                 Group)(2)                                          5.125       08/15/2028         2,193,792
    30,000,000   IL Finance Authority (Monarch Landing)(2)          7.000       12/01/2042        18,012,900
     1,250,000   IL Finance Authority (Montgomery Place)(2)         5.500       05/15/2026           844,888
     2,050,000   IL Finance Authority (Montgomery Place)(2)         5.750       05/15/2038         1,257,286
     7,000,000   IL Finance Authority (Sedgebrook)(2)               6.000       11/15/2042         3,656,450
       750,000   IL Finance Authority (Three Crowns Park
                 Plaza)(2)                                          5.875       02/15/2038           470,543
     8,700,000   IL Health Facilities Authority(3)                  6.900       11/15/2033         3,835,830
       100,000   IL Health Facilities Authority (Delnor
                 Community Resource Living)(2)                      6.000       11/15/2017            84,249
     1,170,000   IL Hsg. Devel. Authority (Riverwoods
                 Apartments)(2)                                     5.550       01/01/2048         1,118,590
     7,140,000   Lake County, IL Special Service Area No. 8(2)      7.125       03/01/2037         4,859,127
    13,635,000   Lombard, IL Public Facilities Corp.
                 (Conference Center & Hotel)(2)                     7.125       01/01/2036         9,139,131
     3,760,000   Manhattan, IL Special Service Area Special Tax
                 (Groebe Farm-Stonegate)(2)                         5.750       03/01/2022         2,334,208
     4,000,000   Manhattan, IL Special Service Area Special Tax
                 (Groebe Farm-Stonegate)(2)                         6.125       03/01/2040         2,096,360
     1,810,000   Manhattan, IL Special Service Area Special Tax
                 (Lakeside Towns Liberty)(2)                        5.750       03/01/2022         1,123,648
       380,000   Peoria, IL Hsg. (Peoria Oak Woods
                 Apartments)(2)                                     7.750       10/15/2033           314,135
     3,500,000   Plano, IL Special Service Area No. 5(2)            6.000       03/01/2036         2,146,410
     3,750,000   Quad Cities, IL Regional EDA (Heritage Woods
                 Moline)(2)                                         6.000       12/01/2041         2,439,038
     6,260,000   Quad Cities, IL Regional EDA (Pheasant Ridge
                 Apartments)(2)                                     6.375       08/01/2040         4,020,047


                 20 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Illinois Continued
$       47,033   Robbins, IL Res Rec (Robbins Res Rec Partners)     5.873%(5)   10/15/2009   $        44,869
           347   Robbins, IL Res Rec (Robbins Res Rec
                 Partners)(2)                                       7.250       10/15/2009               342
           162   Robbins, IL Res Rec (Robbins Res Rec
                 Partners)(2)                                       7.250       10/15/2024               138
        10,000   Rockford, IL Mtg. (Faust Landmark
                 Partnership)(2)                                    6.200       01/01/2028            10,066
     2,500,000   Southwestern IL Devel. Authority
                 (Comprehensive Mental Health Center)(2)            6.625       06/01/2037         1,753,725
     1,500,000   Southwestern IL Devel. Authority (Eden
                 Retirement Center)(2)                              5.850       12/01/2036           947,655
    16,865,000   Southwestern IL Devel. Authority (Local
                 Government Programming)(2)                         7.000       10/01/2022        14,452,462
     3,650,000   Southwestern IL Devel. Authority (Village of
                 Sauget)(2)                                         5.625       11/01/2026         2,389,290
    15,230,000   Southwestern IL Devel. Authority Solid Waste
                 Disposal (Center Ethanol Company)(2)               8.250       12/01/2019         9,867,212
     8,450,000   Upper, IL River Valley Devel. Authority
                 (Living Springs McHenry)(2)                        6.100       12/01/2041         5,580,718
     3,025,000   Vernon Hills, IL Tax Increment (Town Center)(2)    6.250       12/30/2026         2,329,401
     3,180,000   Volo Village, IL Special Service Area
                 (Lancaster Falls)(2)                               5.750       03/01/2036         1,788,591
     5,559,000   Volo Village, IL Special Service Area
                 (Remington Pointe)(2)                              6.450       03/01/2034         3,497,778
     5,170,000   Yorkville, IL United City Special Services
                 Area Special Tax (Bristol Bay)(2)                  5.875       03/01/2036         3,275,815
                                                                                             ---------------
                                                                                                 295,331,222
Indiana--1.9%
     8,080,000   Anderson, IN Multifamily Hsg. (Cross Lakes
                 Apartments)(2,10)                                  6.500       07/01/2033         5,220,973
    20,210,000   Bluffton, IN Solid Waste Disposal Facility
                 (Bluffton Subordinate Industrial Bio-Energy)(2)    7.500       09/01/2019        13,604,159
     1,475,000   East Chicago, IN Solid Waste Disposal (USG
                 Corp.)(2)                                          5.500       09/01/2028           735,686
     5,805,000   East Chicago, IN Solid Waste Disposal (USG
                 Corp.)(2)                                          6.375       08/01/2029         3,166,744
        25,000   Fort Wayne, IN Pollution Control (General
                 Motors Corp.)                                      6.200       10/15/2025             2,370
        25,000   IN Bond Bank (Southwestern Bartholomew Water
                 Corp.)(2)                                          6.625       06/01/2012            25,009
     1,835,000   IN Health Facility Financing Authority
                 (Methodist Hospitals)(2)                           5.500       09/15/2031         1,227,835
       550,000   IN Pollution Control (General Motors Corp.)(8)     5.625       04/01/2011            52,250
     9,365,000   Indianapolis, IN Multifamily Hsg. (Covered
                 Bridge)(2,10)                                      6.000       04/01/2030         6,094,180
        75,000   Jasper County, IN Economic Devel.
                 (Georgia-Pacific Corp.)(2)                         5.600       04/01/2029            45,506
       215,000   Jasper County, IN Economic Devel.
                 (Georgia-Pacific Corp.)(2)                         5.625       12/01/2027           132,790
       560,000   Jasper County, IN Economic Devel.
                 (Georgia-Pacific Corp.)(2)                         6.700       04/01/2029           395,170
        30,000   North Manchester, IN (Estelle Peabody Memorial
                 Home)(2)                                           6.500       07/01/2015            28,914


                 21 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Indiana Continued
$   17,505,000   North Manchester, IN (Estelle Peabody Memorial
                 Home)(2)                                           7.250%      07/01/2033   $    13,205,772
        60,000   Petersburg, IN Pollution Control (Indianapolis
                 Power & Light Company)(2)                          6.375       11/01/2029            48,686
     6,820,000   Shelbyville, IN Redevel. District Tax
                 Increment (Central Shelbyville Economic)(2)        6.500       07/01/2022         5,485,053
       230,000   St. Joseph County, IN Economic Devel. (Holy
                 Cross Village Notre Dame)(2)                       5.550       05/15/2019           183,572
     4,875,000   Vigo County, IN Hospital Authority (Union
                 Hospital)(2)                                       5.800       09/01/2047         3,162,998
     6,215,000   Vincennes, IN Economic Devel. (Southwest
                 Indiana Regional Youth Village)(2)                 6.250       01/01/2024         4,590,896
    25,000,000   Wabash County, IN Economic Devel. (North
                 Manchester Ethanol)                                9.250       07/01/2020        20,598,250
     4,500,000   Wabash County, IN Economic Devel. (North
                 Manchester Ethanol)                               14.000       07/01/2020         3,658,635
                                                                                             ---------------
                                                                                                  81,665,448
Iowa--2.3%
       500,000   Cedar Rapids, IA (Cottage Grove Place)             5.875       07/01/2028           332,735
     3,615,000   Cedar Rapids, IA (Cottage Grove Place)             6.000       07/01/2014         3,229,352
     5,475,000   Dickinson County, IA Hsg. (Spirit Lake)            5.875       12/01/2036         3,352,069
       440,000   IA Finance Authority (Amity Fellowserve)(2)        5.900       10/01/2016           371,479
       825,000   IA Finance Authority (Amity Fellowserve)(2)        6.000       10/01/2028           554,664
       940,000   IA Finance Authority (Amity Fellowserve)(2)        6.375       10/01/2026           684,226
     2,190,000   IA Finance Authority (Amity Fellowserve)(2)        6.500       10/01/2036         1,499,033
     1,160,000   IA Finance Authority (Boys & Girls Home and
                 Family Services)(2)                                5.900       12/01/2028           749,580
       900,000   IA Finance Authority Retirement Community
                 (Friendship Haven)(2)                              6.125       11/15/2032           603,018
     1,000,000   IA Finance Authority Senior Hsg. (Bethany
                 Manor)(2)                                          5.550       11/01/2041           574,540
     1,300,000   IA Finance Authority Senior Hsg. (Wedum Walnut
                 Ridge)(2)                                          5.375       06/01/2025           811,590
    36,910,000   IA Tobacco Settlement Authority(2)                 5.375       06/01/2038        20,706,879
    45,000,000   IA Tobacco Settlement Authority(2)                 5.500       06/01/2042        25,261,650
   190,800,000   IA Tobacco Settlement Authority                    6.250(5)    06/01/2046         3,048,984
   360,990,000   IA Tobacco Settlement Authority                    7.125(5)    06/01/2046         4,451,007
    60,000,000   IA Tobacco Settlement Authority (TASC)(2)          5.625       06/01/2046        33,891,000
                                                                                             ---------------
                                                                                                 100,121,806
Kansas--0.4%
        70,000   Goddard, KS Industrial Revenue (IFR Systems)(2)    6.250       05/01/2012            70,615
        55,000   KS Devel. Finance Authority (VS/VSCF/JGCCF
                 Obligated Group)(2)                                5.500       11/15/2015            48,547
     1,270,000   Lenexa, KS Multifamily Hsg. (Meadows
                 Apartments)(2)                                     7.950       10/15/2035           902,081
     4,500,000   Olathe, KS Tax Increment (Gateway)                 5.000       03/01/2026         2,358,495
     2,500,000   Olathe, KS Transportation Devel. District
                 (Gateway)                                          5.000       12/01/2028         1,253,375


                 22 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Kansas Continued
$    9,505,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                 Family Mtg.)(1)                                    5.500%      12/01/2038   $     9,592,890
       150,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                 Family Mtg.)(2)                                    7.600       12/01/2031           152,829
       360,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                 Family Mtg.)(2)                                    7.600       12/01/2031           366,790
     1,590,000   Wichita, KS Hsg. (Innes Station Apartments)(2)     6.250       03/01/2028         1,156,312
     2,475,000   Wyandotte County/Kansas City, KS Unified
                 Government Industrial Devel. (Crestwood
                 Apartments)                                        6.950       06/01/2037         1,775,516
     1,400,000   Wyandotte County/Kansas City, KS Unified
                 Government Pollution Control (General Motors)      6.000       06/01/2025           133,406
                                                                                             ---------------
                                                                                                  17,810,856
Kentucky--0.4%
        15,000   Elizabethtown, KY Industrial Building
                 (Elizabethtown Medical Rehabilitation)(2)         10.250       12/01/2016            15,048
    28,805,000   Kenton County, KY Airport (Delta
                 Airlines)(3,4,8)                                   8.000       12/01/2015             2,881
    31,750,000   Kenton County, KY Airport (Delta
                 Airlines)(3,4,8)                                   8.000       12/01/2015             3,175
    27,170,000   Kenton County, KY Airport (Delta
                 Airlines)(3,4,8)                                   8.000       12/01/2015             2,717
    45,560,000   Kenton County, KY Airport (Delta
                 Airlines)(3,4,8)                                   8.000       12/01/2015             4,556
       150,000   Kenton County, KY Airport (Delta
                 Airlines)(3,4,8)                                   8.000       12/01/2015                15
     2,520,000   Kuttawa, KY (1st Mtg.-GF/Kentucky)(2)              6.750       03/01/2029         2,002,392
    14,000,000   KY EDFA (Baptist Healthcare System)(1)             5.375       08/15/2034        14,451,570
         5,000   KY EDFA (Norton)(2)                                6.125       10/01/2010             5,082
     2,900,000   Morgantown, KY Solid Waste Disposal (Imco
                 Recycling)(3,8)                                    6.000       05/01/2023            29,000
     4,600,000   Morgantown, KY Solid Waste Disposal (Imco
                 Recycling)(3,8)                                    7.450       05/01/2022            46,000
     5,740,000   Morgantown, KY Solid Waste Disposal (Imco
                 Recycling)(3,8)                                    7.650       05/01/2016            57,400
                                                                                             ---------------
                                                                                                  16,619,836
Louisiana--1.5%
       175,000   Caddo Parish, LA Industrial Devel. Board
                 (Pennzoil Products Company)(2)                     5.600       12/01/2028           167,960
     2,000,000   Colonial Pinnacle, LA Community Devel.
                 District Special Assessment(2)                     7.000       05/01/2037         1,267,740
     1,600,000   Juban Park, LA Community Devel. District
                 Special Assessment(2)                              5.150       10/01/2014         1,318,864
     3,710,000   LA CDA (Eunice Student Hsg. Foundation)            7.375       09/01/2033         2,432,833
        60,000   LA HFA (Single Family Mtg.)(2)                     6.300       06/01/2020            61,070
     1,020,000   LA Local Government EF&CD Authority (Cypress
                 Apartments)(2)                                     8.000       04/20/2028           814,725
       475,000   LA Local Government EF&CD Authority (Sharlo
                 Apartments)(2)                                     8.000       06/20/2028           371,346
     5,350,000   LA Public Facilities Authority (Progressive
                 Healthcare)(2)                                     6.375       10/01/2028         3,809,147
    70,080,000   LA Tobacco Settlement Financing Corp. (TASC)(2)    5.875       05/15/2039        49,304,784


                 23 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Louisiana Continued
$    7,500,000   Lakeshore Villages, LA Master Community Devel.
                 District(2)                                        5.250%      07/01/2017   $     5,781,675
        60,000   New Orleans, LA Sewage Service(2)                  5.400       06/01/2017            52,941
        30,000   Tensas Parish, LA Law Enforcement District
                 COP(8)                                             8.000       10/01/2010            29,112
        10,000   West Feliciana Parish, LA Pollution Control
                 (Entergy Gulf States)(2)                           6.600       09/01/2028             9,650
                                                                                             ---------------
                                                                                                  65,421,847
Maine--0.3%
    56,390,000   ME Finance Authority Solid Waste Recycling
                 Facilities (Great Northern Paper)(3)               7.750       10/01/2022         4,795,970
        20,000   North Berwick, ME (Hussey Seating Company)(2)      7.000       12/01/2013            19,887
     4,800,000   Rumford, ME Pollution Control (Boise Cascade
                 Corp.)(2)                                          6.625       07/01/2020         2,501,568
    14,265,000   Rumford, ME Solid Waste Disposal (Boise
                 Cascade Corp.)(2)                                  6.875       10/01/2026         7,287,133
                                                                                             ---------------
                                                                                                  14,604,558
Maryland--0.4%
     6,810,000   Brunswick, MD Special Obligation (Brunswick
                 Crossing)(2)                                       5.500       07/01/2036         3,942,581
     5,135,000   MD EDC Student Hsg. (Bowie State University)(2)    6.000       06/01/2023         3,817,154
       400,000   MD EDC Student Hsg. (University of Maryland)(2)    5.625       10/01/2023           264,412
     8,500,000   MD EDC Student Hsg. (University of Maryland)(2)    5.750       10/01/2033         4,969,865
       600,000   MD H&HEFA (King Farm Presbyterian Community)(2)    5.300       01/01/2037           320,748
       925,000   MD H&HEFA (Washington Christian Academy)(2)        5.500       07/01/2038           477,032
     2,250,000   Salisbury, MD Special Obligation (Villages at
                 Aydelotte Farm)(2)                                 5.250       01/01/2037         1,209,533
                                                                                             ---------------
                                                                                                  15,001,325
Massachusetts--2.3%
       800,000   MA Devel. Finance Agency (Eastern Nazarene
                 College)(2)                                        5.625       04/01/2019           665,976
     2,630,000   MA Devel. Finance Agency (Eastern Nazarene
                 College)(2)                                        5.625       04/01/2029         1,779,037
     1,800,000   MA Devel. Finance Agency (Linden Ponds)(2)         5.750       11/15/2042         1,007,478
       300,000   MA Devel. Finance Agency (Regis College)(2)        5.250       10/01/2018           234,759
     1,000,000   MA Devel. Finance Agency (VOA Concord)(2)          5.200       11/01/2041           552,540
    30,000,000   MA Educational Financing Authority, Series H(1)    6.350       01/01/2030        30,175,326
        75,000   MA H&EFA (Holyoke Hospital)(2)                     6.500       07/01/2015            65,054
    50,080,000   MA HFA, Series A(1)                                5.250       07/01/2025        48,745,580
    10,500,000   MA HFA, Series A(1)                                5.300       06/01/2049         9,463,859
     8,330,000   MA HFA, Series C(1)                                5.400       12/01/2049         7,823,094
        50,000   MA Port Authority (Delta Air Lines)(2)             5.000       01/01/2027            26,640
                                                                                             ---------------
                                                                                                 100,539,343
Michigan--1.5%
     3,460,000   Detroit, MI Local Devel. Finance Authority(2)      6.700       05/01/2021         1,751,002


                 24 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Michigan Continued
$    2,145,000   Detroit, MI Local Devel. Finance Authority(2)      6.850%      05/01/2021   $     1,096,267
       585,000   Detroit, MI Local Devel. Finance Authority
                 (Chrysler Corp.)(2)                                5.375       05/01/2018           281,473
    35,150,000   Detroit, MI Sewer Disposal System(1)               1.409(6)    07/01/2032        21,229,494
     5,855,000   Detroit, MI Sewer Disposal System(2)               1.409(6)    07/01/2032         3,537,884
       770,000   East Lansing, MI Economic Corp. (Burcham
                 Hills)(2)                                          5.250       07/01/2037           451,120
     1,400,000   Kalamazoo, MI EDC (Heritage Community)(2)          5.500       05/15/2036           860,650
     2,500,000   Kent, MI Hospital Finance Authority(2)             6.250       07/01/2040         1,827,700
        65,000   MI Hospital Finance Authority (Detroit Medical
                 Center)(2)                                         6.500       08/15/2018            55,467
       900,000   MI Public Educational Facilities Authority
                 (American Montessori)(2)                           6.500       12/01/2037           636,039
     1,500,000   MI Public Educational Facilities Authority
                 (Old Redford Academy)(2)                           6.000       12/01/2035         1,062,240
     5,515,000   MI Strategic Fund Limited Obligation (Ford
                 Motor Company), Series A                           6.550       10/01/2022         1,549,715
     1,500,000   MI Strategic Fund Limited Obligation
                 (Wolverine Human Services)(2)                      7.875       08/31/2028         1,241,355
     4,730,000   MI Strategic Fund Pollution Control (General
                 Motors Corp.)                                      6.200       09/01/2020           449,303
     4,400,000   MI Strategic Fund Solid Waste (Genesee Power
                 Station)(2)                                        7.500       01/01/2021         3,590,400
   428,990,000   MI Tobacco Settlement Finance Authority            7.286(5)    06/01/2052         4,049,666
 3,048,780,000   MI Tobacco Settlement Finance Authority            8.877(5)    06/01/2058        14,085,364
    14,500,000   Wayne, MI Charter County Airport Facilities
                 (Northwest Airlines)(2)                            6.000       12/01/2029         8,491,780
                                                                                             ---------------
                                                                                                  66,246,919
Minnesota--1.7%
     1,000,000   Apple Valley, MN EDA (Evercare Senior
                 Living)(2)                                         6.000       12/01/2025           767,670
     6,000,000   Apple Valley, MN EDA (Evercare Senior
                 Living)(2)                                         6.125       06/01/2035         4,342,620
     1,530,000   Burnsville, MN Commercial Devel. (Holiday
                 Inn)(3)                                            5.900       04/01/2008           661,725
     1,000,000   Cokato, MN Senior Hsg. (Cokato Charitable
                 Trust)(2)                                          5.400       12/01/2036           626,110
     1,750,000   Cottage Grove, MN Senior Hsg.(2)                   6.000       12/01/2046         1,268,785
       200,000   Eden Prairie, MN Multifamily Hsg. (Sterling
                 Ponds)                                             6.250       12/01/2029           156,660
     2,000,000   Elysian, MN Senior Hsg. (Kingsway
                 Ministries)(2)                                     5.350       05/01/2042         1,209,520
     1,000,000   Eveleth, MN Multifamily (Manor House
                 Woodland)(2)                                       5.500       10/01/2025           721,930
     2,000,000   Eveleth, MN Multifamily (Manor House
                 Woodland)(2)                                       5.700       10/01/2036         1,283,480
     2,160,000   Green Isle, MN Senior Hsg. (Kingsway
                 Ministries)(2)                                     5.500       05/01/2042         1,313,453
       525,000   International Falls, MN Pollution Control
                 (Boise Cascade Corp.)(2)                           5.500       04/01/2023           250,199
     3,250,000   International Falls, MN Pollution Control
                 (Boise Cascade Corp.)(2)                           5.650       12/01/2022         1,579,435
     6,370,000   International Falls, MN Solid Waste Disposal
                 (Boise Cascade Corp.)(2)                           6.850       12/01/2029         2,895,038
    14,680,000   Lamberton, MN Solid Waste (Highwater
                 Ethanol)(2)                                        8.500       12/01/2022        11,586,337


                 25 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Minnesota Continued
$    9,545,000   Mankato, MN Industrial Devel. (Environ
                 Biocomposites Holdings)(3)                         7.250%      12/01/2025   $     4,088,219
     7,792,201   Minneapolis & St. Paul, MN Hsg. Finance Board
                 (Single Family Mtg.)(1)                            5.000       11/01/2038         7,377,982
    47,015,000   Minneapolis & St. Paul, MN Metropolitan
                 Airports Commission (Northwest Airlines)(3,4,8)    7.000       04/01/2025             4,702
    16,400,000   Minneapolis & St. Paul, MN Metropolitan
                 Airports Commission (Northwest Airlines)(3,4,8)    7.375       04/01/2025             1,640
       100,000   Minneapolis, MN Multifamily Hsg. (Belmont
                 Apartments)(2)                                     7.625       11/01/2027            88,043
       730,000   Minneapolis, MN Multifamily Hsg. (Blaisdell
                 Apartments)(2)                                     5.400       04/01/2028           495,385
     5,340,000   Minneapolis, MN Multifamily Hsg. (Blaisdell
                 Apartments)(2)                                     5.500       04/01/2042         3,279,614
       500,000   Minneapolis, MN Tax Increment (Ivy Tower)(2)       5.500       02/01/2022           356,620
     1,000,000   Minneapolis, MN Tax Increment (Ivy Tower)(2)       5.700       02/01/2029           632,700
       900,000   New Hope, MN Hsg. & Health Care Facilities
                 (Minnesota Masonic Home North Ridge)(2)            5.900       03/01/2019           758,997
        80,000   New Hope, MN Multifamily (Chardon Court)           7.250       06/01/2026            48,454
        25,000   Northfield, MN Lease (Village School of
                 Northfield)(3,4,8)                                 6.500       12/01/2014             5,308
       330,000   Northfield, MN Lease (Village School of
                 Northfield)(3,4,8)                                 7.500       12/01/2024            66,535
     2,100,000   Northwest MN Multi-County Hsg. and Redevel.
                 Authority(2)                                       5.450       07/01/2041         1,303,344
     2,500,000   Oronoco, MN Multifamily Hsg. (Wedum Shorewood
                 Campus)(2)                                         5.400       06/01/2041         1,491,625
    10,170,000   Otter Tail County, MN GO(2)                        7.500       11/01/2019         7,152,968
       820,000   Pine City, MN Health Care & Hsg. (North
                 Branch)(2)                                         6.000       10/20/2036           556,780
     1,715,000   Pine City, MN Health Care & Hsg. (North
                 Branch)(2)                                         6.125       10/20/2047         1,161,638
     6,200,000   Richfield, MN Senior Hsg. (Richfield Senior
                 Hsg.)(2)                                           6.625       12/01/2039         4,565,122
       515,000   Rochester, MN Multifamily Hsg. (Eastridge
                 Estates)(2)                                        7.750       12/15/2034           405,444
       830,000   St. Anthony, MN Hsg. & Redevel. Authority
                 (Silver Lake Village)(2)                           5.375       08/01/2021           590,030
       790,000   St. Anthony, MN Hsg. & Redevel. Authority
                 (Silver Lake Village)(2)                           5.625       02/01/2031           475,991
        90,000   St. Cloud, MN Hsg. & Redevel. Authority
                 (Germain Towers)(2)                                5.900       09/01/2020            68,590
     1,280,000   St. Paul, MN Hsg. & Redevel. Authority
                 (Bridgecreek Senior Place)(2)                      7.000       09/15/2037           938,304
     1,963,205   St. Paul, MN Hsg. & Redevel. Authority
                 (Episcopal Nursing Home)(2)                        5.630       10/01/2033         1,283,367
     3,000,000   St. Paul, MN Hsg. & Redevel. Authority (Great
                 Northern Lofts)(2)                                 6.250       03/01/2029         2,018,850
       400,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong
                 Academy)(2)                                        5.750       09/01/2026           294,588
       650,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong
                 Academy)(2)                                        6.000       09/01/2036           450,574


                 26 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Minnesota Continued
$      225,000   St. Paul, MN Hsg. & Redevel. Authority (Rossy
                 & Richard Shaller)(2)                              5.250%      10/01/2042   $       137,891
     1,900,000   St. Paul, MN Hsg. & Redevel. Authority (Upper
                 Landing)(2)                                        6.800       03/01/2029         1,371,933
     1,246,000   St. Paul, MN Hsg. & Redevel. Authority (Upper
                 Landing)(2)                                        7.000       03/01/2029           921,267
       905,000   St. Paul, MN Port Authority (Great Northern)(2)    6.000       03/01/2030           580,467
       560,000   St. Paul, MN Port Authority Parking Revenue
                 (4th Parking Ramp)                                 8.000       12/01/2027           144,620
     1,545,000   Wadena, MN Hsg. & Redevel. Authority (Humphrey
                 Manor East)(2)                                     6.000       02/01/2019         1,290,322
                                                                                             ---------------
                                                                                                  73,070,876
Mississippi--0.4%
       175,000   Jackson, MS Hsg. Authority (Elton Park
                 Apartments)(2)                                     5.400       04/01/2039           178,050
     5,000,000   MS Business Finance Corp. (Intrinergy
                 Wiggins)(2)                                        8.000       01/01/2023         4,111,300
    16,410,000   Stonebridge, MS Public Improvement District
                 Special Assessment(2)                              7.500       10/01/2042        12,108,283
       270,000   Warren County, MS Environmental Improvement
                 (International Paper Company)(2)                   5.550       08/15/2022           203,634
       175,000   Warren County, MS Environmental Improvement
                 (International Paper Company)(2)                   6.250       09/01/2023           138,957
                                                                                             ---------------
                                                                                                  16,740,224
Missouri--1.9%
       250,000   Belton, MO Tax Increment (Belton Town
                 Center)(2)                                         5.500       03/01/2020           201,415
       400,000   Belton, MO Tax Increment (Belton Town
                 Center)(2)                                         5.625       03/01/2025           296,236
       325,000   Branson Hills, MO Infrastructure Facilities(2)     5.000       04/01/2010           323,560
       580,000   Branson Hills, MO Infrastructure Facilities(2)     5.000       04/01/2012           560,518
       500,000   Branson Hills, MO Infrastructure Facilities(2)     5.000       04/01/2016           441,215
       500,000   Branson Hills, MO Infrastructure Facilities(2)     5.000       04/01/2017           427,270
       730,000   Branson Hills, MO Infrastructure Facilities(2)     5.500       04/01/2022           574,444
       750,000   Branson Hills, MO Infrastructure Facilities(2)     5.500       04/01/2027           542,348
     5,000,000   Branson, MO Commerce Park Community
                 Improvement District(2)                            5.750       06/01/2026         3,708,750
     2,485,000   Branson, MO IDA (Branson Hills Redevel.)(2)        5.750       05/01/2026         1,844,864
    13,000,000   Branson, MO IDA (Branson Hills Redevel.)(2)        7.050       05/01/2027        11,054,160
     2,005,000   Branson, MO IDA (Branson Landing)(2)               5.250       06/01/2021         1,544,431
     2,470,000   Branson, MO IDA (Branson Landing)(2)               5.500       06/01/2029         1,691,184
    24,545,000   Branson, MO IDA (Branson Shoppe Redevel.)(2)       5.950       11/01/2029        17,782,853
     5,000,000   Branson, MO Regional Airport (Branson Airport)     6.000       07/01/2025         3,239,150
       570,000   Broadway-Fairview, MO Transportation Devel.
                 District (Columbia)(8)                             6.125       12/01/2036           318,624
     1,215,000   Chillicothe, MO Tax Increment (South U.S.
                 65)(2)                                             5.500       04/01/2021           972,705
     1,100,000   Chillicothe, MO Tax Increment (South U.S.
                 65)(2)                                             5.625       04/01/2027           803,946
        35,000   Fenton, MO Tax Increment (Dierbergs)(2)            7.250       10/01/2021            32,720
       200,000   Jackson County, MO IDA (Avila College)(2)          6.500       12/02/2025           177,118


                 27 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Missouri Continued
$    1,250,000   Jennings, MO Tax Increment & Community
                 Improvement (Northland Redevel. Area)(2)           5.000%      11/01/2023   $       917,263
       500,000   Kansas City, MO IDA (Plaza Library)(2)             5.900       03/01/2024           396,275
     1,361,000   Kansas City, MO IDA (West Paseo)(2)                6.750       07/01/2036           987,337
       500,000   Kansas City, MO IDA (Woodbridge Apartments)        6.700       08/01/2015           473,580
     3,750,000   Kansas City, MO Tax Increment (Briarcliff
                 West)(2)                                           5.400       06/01/2024         2,780,625
     1,735,000   Lees Summit, MO IDA (Kensington Farms)(2)          5.500       03/01/2021         1,396,033
       750,000   Lees Summit, MO IDA (Kensington Farms)(2)          5.750       03/01/2029           542,828
     3,065,000   Liberty, MO Tax Increment (Liberty Triangle)(2)    5.875       10/01/2029         2,211,336
     3,325,000   MO Dardenne Town Square Transportation Devel.
                 District                                           5.000       05/01/2026         1,981,667
     3,805,000   MO Dardenne Town Square Transportation Devel.
                 District                                           5.000       05/01/2036         1,988,189
     2,720,000   MO Enright Arlington Community Improvement
                 District(2)                                        5.400       03/01/2026         1,976,760
     2,000,000   MO Good Shepard Nursing Home District(2)           5.900       08/15/2023         1,533,760
       230,000   MO Grindstone Plaza Transportation Devel.
                 District(2)                                        5.250       10/01/2021           121,371
       400,000   MO Grindstone Plaza Transportation Devel.
                 District(8)                                        5.400       10/01/2026           211,080
       115,000   MO Grindstone Plaza Transportation Devel.
                 District(8)                                        5.550       10/01/2036            60,687
     3,915,000   MO HDC (Mansion Apartments Phase II)(2)            6.170       04/01/2032         2,754,046
        10,000   MO HDC (Single Family Mtg.)(2)                     5.500       09/01/2033            10,092
        50,000   MO HDC (Single Family Mtg.)(2)                     6.400       03/01/2029            51,622
       789,000   Northwoods, MO Transportation Devel.
                 District(2)                                        5.850       02/01/2031           526,247
     2,000,000   St. Joseph, MO IDA (Living Community of St.
                 Joseph)(2)                                         7.000       08/15/2032         1,596,960
     2,000,000   St. Joseph, MO IDA (Shoppes at North
                 Village)(2)                                        5.500       11/01/2027         1,446,140
        10,000   St. Louis County, MO IDA (Century Garden
                 Apartments)(2)                                     5.700       08/20/2039            10,041
     2,454,000   St. Louis, MO Tax Increment (1601 Washington
                 Redevel.)(2)                                       6.000       08/21/2026         1,536,130
     2,110,000   St. Louis, MO Tax Increment (Pet Building
                 Redevel.)                                          5.500       05/29/2028         1,165,416
     1,660,000   St. Louis, MO Tax Increment (Printers Lofts)(2)    6.000       08/21/2026         1,039,110
     3,045,000   St. Louis, MO Tax Increment (Security Building
                 Redevel.)(2)                                       6.300       04/01/2027         1,964,269
     2,437,000   St. Louis, MO Tax Increment (Washington East
                 Condominiums)(2)                                   5.500       01/20/2028         1,343,640
     1,600,000   St. Louis, MO Tax Increment (Washington East
                 Condominiums)(2)                                   5.500       01/20/2028           882,160
     1,115,000   St. Louis, MO Tax Increment Financing, Series
                 A(2)                                               5.500       09/02/2028           609,994
     1,865,000   Stone Canyon, MO Improvement District
                 (Infrastructure)(2)                                5.700       04/01/2022         1,459,456
       975,000   Stone Canyon, MO Improvement District
                 (Infrastructure)(2)                                5.750       04/01/2027           706,095
                                                                                             ---------------
                                                                                                  81,217,720


                 28 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Montana--0.2%
$    4,360,000   Hardin, MT Tax Increment Industrial
                 Infrastructure Devel. (Rocky Mountain Power)(2)    0.000%(7)   09/01/2031   $     1,896,644
     6,800,000   MT Board of Investment Exempt Facilities
                 (Stillwater Mining Company)(2)                     8.000       07/01/2020         4,677,176
     1,125,000   MT Facilities Finance Authority (St. John's
                 Lutheran)(2)                                       6.000       05/15/2025           828,709
     1,650,000   MT Facilities Finance Authority (St. John's
                 Lutheran)(2)                                       6.125       05/15/2036         1,082,648
     1,925,000   MT Health Facilities Authority (CoMC)(2)           6.375       06/01/2018         1,908,541
                                                                                             ---------------
                                                                                                  10,393,718
Multi States--0.1%
     8,000,000   Munimae TE Bond Subsidiary(2)                      5.900       11/29/2049         4,028,640
Nebraska--0.8%
     1,360,000   Beatrice, NE Community Redevel. Authority
                 (Beatrice Biodiesel)(2)                            6.625       12/01/2021           786,039
        50,000   Dawson County, NE Sanitation & Improvement
                 District(2)                                        5.650       02/01/2022            38,686
    20,000,000   Douglas County, NE Hospital Authority
                 (Methodist Health System)(1)                       5.750       11/01/2048        20,917,843
     1,200,000   Douglas County, NE Hsg. Authority (Orchard
                 Gardens)(2)                                        5.150       10/01/2032           931,284
     1,250,000   Mead Village, NE Tax Increment
                 (Biofuels-Mead)(2)                                 5.750       01/01/2022           527,550
     2,400,000   NE Educational Facilities Authority (Midland
                 Lutheran College)(2)                               5.600       09/15/2029         1,579,584
        20,000   NE Student Loans (Nebhelp)(2)                      6.450       06/01/2018            20,465
        65,000   NE Student Loans (Nebhelp)(2)                      6.250       06/01/2018            68,299
    45,745,000   Saunders County, NE Individual Devel. (Mead
                 Biofuels)(3,4)                                     7.000       12/01/2026         9,151,287
                                                                                             ---------------
                                                                                                  34,021,037
Nevada--0.2%
     1,000,000   Clark County, NV Improvement District(2)           5.000       02/01/2026           481,540
       770,000   Clark County, NV Improvement District(2)           5.050       02/01/2031           341,541
        25,000   Clark County, NV Pollution Control (Nevada
                 Power Company)(2)                                  5.450       10/01/2023            20,673
    10,000,000   Director of the State of NV Dept. of Business
                 & Industry (Las Ventanas Retirement)               7.000       11/15/2034         5,352,800
       130,000   Mesquite, NV Special Improvement District
                 (Canyon Creek)(2)                                  5.400       08/01/2020            86,184
       520,000   Mesquite, NV Special Improvement District
                 (Canyon Creek)(2)                                  5.500       08/01/2025           299,380
     2,000,000   Mesquite, NV Special Improvement District No.
                 07-01 (Anthem at Mesquite)(2)                      6.150       08/01/2037         1,199,020
                                                                                             ---------------
                                                                                                   7,781,138
New Hampshire--0.1%
     2,020,000   NH Business Finance Authority (Air Cargo at
                 Pease)                                             6.750       04/01/2024         1,473,307
        70,000   NH Business Finance Authority (Connecticut
                 Light & Power)(2)                                  5.850       12/01/2022            67,799


                 29 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
New Hampshire Continued
$    4,000,000   NH H&EFA (Franklin Pierce College)(2)              6.050%      10/01/2034   $     2,445,360
                                                                                             ---------------
                                                                                                   3,986,466
New Jersey--12.1%
     1,400,000   NJ EDA (Continental Airlines)(2)                   5.500       04/01/2028           626,710
    42,830,000   NJ EDA (Continental Airlines)(2)                   6.250       09/15/2019        31,429,082
    64,685,000   NJ EDA (Continental Airlines)(2)                   6.250       09/15/2029        41,651,965
    16,375,000   NJ EDA (Continental Airlines)(2)                   6.400       09/15/2023        11,423,691
     1,600,000   NJ EDA (Continental Airlines)(2)                   6.625       09/15/2012         1,399,040
    25,935,000   NJ EDA (Continental Airlines)(2)                   7.000       11/15/2030        18,200,405
    16,920,000   NJ EDA (Continental Airlines)(2)                   7.200       11/15/2030        12,160,066
    16,500,000   NJ EDA (Continental Airlines)(2)                   9.000       06/01/2033        14,057,670
    12,500,000   NJ EDA (Converted Organics of Woodbridge)(3)       8.000       08/01/2027         8,170,875
     1,109,191   NJ EDA (Empowerment Zone-Cumberland)(3)            7.750       08/01/2021           595,126
     9,000,000   NJ EDA (GMT Realty)(2)                             6.875       01/01/2037         6,769,800
    34,350,000   NJ Health Care Facilities Financing Authority
                 (CHE/MM/MC Obligated Group)(8)                     1.627(6)    11/15/2033        21,571,800
     6,130,000   NJ Health Care Facilities Financing Authority
                 (Raritan Bay Medical Center)(2)                    7.250       07/01/2027         4,966,097
   154,940,000   NJ Tobacco Settlement Financing Corp.(1)           4.750       06/01/2034        83,783,009
    96,125,000   NJ Tobacco Settlement Financing Corp.(1)           5.000       06/01/2029        62,836,379
   375,020,000   NJ Tobacco Settlement Financing Corp.(2)           5.000       06/01/2041       198,565,590
   198,050,000   NJ Tobacco Settlement Financing Corp.              7.389(5)    06/01/2041         7,159,508
                                                                                             ---------------
                                                                                                 525,366,813
New Mexico--0.3%
       525,000   Dona Ana County, NM Multifamily (Montana
                 Meadows Apartments)(2)                             8.500       12/01/2015           521,819
     5,300,000   Eldorado, NM Area Water and Sanitation
                 District(2)                                        6.000       02/01/2025         4,023,071
        50,000   Farmington, NM Pollution Control (Public
                 Service Company of New Mexico)(2)                  6.600       10/01/2029            43,301
     1,100,000   Mariposa East, NM Public Improvement
                 District(2)                                        5.500       09/01/2016           918,456
       500,000   Mariposa East, NM Public Improvement
                 District(2)                                        5.750       09/01/2021           365,515
       500,000   Mariposa East, NM Public Improvement
                 District(2)                                        6.000       09/01/2032           310,460
       900,000   Montecito Estates, NM Public Improvement
                 District(2)                                        7.000       10/01/2037           597,213
        20,000   NM Educational Assistance Foundation(2)            6.650       11/01/2025            20,007
         5,000   NM Mtg. Finance Authority, Series C(2)             6.500       07/01/2025             5,231
       209,000   NM Regional Hsg. Authority (Wildewood
                 Apartments)(2)                                     8.750       12/01/2020           203,510
     1,925,000   NM Trails Public Improvement District(2)           7.750       10/01/2038         1,485,715
     4,805,000   Saltillo, NM Improvement District(2)               7.625       10/01/2037         3,738,867
     1,000,000   Ventana West, NM Public Improvement District
                 Special Levy(2)                                    6.875       08/01/2033           709,880
                                                                                             ---------------
                                                                                                  12,943,045


                 30 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
New York--2.3%
$    3,000,000   Albany, NY IDA (New Covenant Charter
                 School)(10)                                        7.000%      05/01/2035   $     1,884,720
    17,700,000   Erie County, NY Tobacco Asset Securitization
                 Corp.                                              6.656(5)    06/01/2055            90,978
   412,100,000   NY Counties Tobacco Trust V                        7.151(5)    06/01/2060         1,195,090
   500,000,000   NY Counties Tobacco Trust V                        7.836(5)    06/01/2060         1,450,000
     2,815,000   NYC IDA (American Airlines)                        5.400       07/01/2020         1,088,701
    11,055,000   NYC IDA (American Airlines)                        6.900       08/01/2024         4,274,305
     4,500,000   NYC IDA (American Airlines)(2)                     7.500       08/01/2016         3,727,170
    28,500,000   NYC IDA (American Airlines)(2)                     7.625       08/01/2025        21,852,090
    37,000,000   NYC IDA (American Airlines)(2)                     7.750       08/01/2031        27,854,710
       500,000   NYC IDA (JFK International Airport)(2)             8.000       08/01/2012           445,910
    10,000,000   NYS DA (Personal Income Tax)(1)                    5.000       03/15/2038        10,084,800
    50,000,000   NYS IDA (Bronx Parking Devel. Company)             5.875       10/01/2046        26,399,500
                                                                                             ---------------
                                                                                                 100,347,974
North Carolina--0.9%
    46,700,000   Charlotte, NC Douglas International Airport
                 Special Facilities (US Airways)(2)                 5.600       07/01/2027        26,743,222
    14,235,000   Charlotte, NC Douglas International Airport
                 Special Facilities (US Airways)(2)                 7.750       02/01/2028        10,138,736
     4,380,000   Gaston, NC IF&PCFA (National Gypsum)(2)            5.750       08/01/2035         2,111,379
     2,775,000   NC Medical Care Commission Retirement
                 Facilities (Village at Brookwood)(2)               5.250       01/01/2032         1,626,844
                                                                                             ---------------
                                                                                                  40,620,181
North Dakota--0.1%
     1,000,000   Cando, ND Nursing Facility (Towner County
                 Medical Center)(2)                                 7.125       08/01/2022           875,140
       100,000   Cass County, ND Industrial Devel. Revenue
                 (Fraser Ltd.)(2)                                   7.000       11/01/2015            90,323
        10,000   ND HFA (Home Mtg.)(2)                              5.400       01/01/2034             9,971
        10,000   ND HFA (Home Mtg.)(2)                              5.550       07/01/2022             9,999
     2,880,000   Richland County, ND Hsg. (Birchwood
                 Properties)(2)                                     6.750       05/01/2029         2,133,821
                                                                                             ---------------
                                                                                                   3,119,254
Ohio--4.0%
     3,960,000   Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC)(2)                                5.875       06/01/2030         2,685,989
    43,905,000   Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC)(2)                                5.875       06/01/2047        24,664,512
 2,345,000,000   Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC)                                   7.501(5)    06/01/2052        19,275,900
     1,415,000   Butler County, OH Hsg. (Anthony Wayne
                 Apartments)(2)                                     6.500       09/01/2030           976,619
     6,495,000   Centerville, OH Health Care (Bethany Lutheran
                 Village)(2)                                        6.000       11/01/2038         4,132,574
    21,625,000   Cleveland, OH Airport (Continental Airlines)(2)    5.375       09/15/2027        12,192,391
    24,260,000   Cleveland, OH Airport (Continental Airlines)(2)    5.700       12/01/2019        16,417,712
     1,000,000   Cleveland-Cuyahoga County, OH Port Authority
                 (St. Clarence)(2)                                  6.250       05/01/2038           582,370


                 31 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Ohio Continued
$    7,500,000   Grove City, OH Tax Increment Financing(2)          5.375%      12/01/2031   $     4,464,600
     4,500,000   Hickory Chase, OH Community Authority
                 Infrastructure Improvement(2)                      7.000       12/01/2038         3,297,825
       815,000   Lorain County, OH Port Authority (Alumalloy
                 LLC)(2)                                            6.000       11/15/2025           551,633
    15,770,000   Mahoning County, OH Hospital Facilities (Forum
                 Health/Trumbull Memorial Hospital/Beeghly Oaks)    6.000       11/15/2032         9,944,247
       960,000   Moraine, OH Solid Waste Disposal (General
                 Motors Corp.)                                      5.650       07/01/2024            91,373
     3,225,000   Moraine, OH Solid Waste Disposal (General
                 Motors Corp.)                                      6.750       07/01/2014           308,955
    14,300,000   OH Air Quality Devel. Authority (Fostoria
                 Ethanol)(2)                                        8.500       02/01/2020         9,912,045
    14,300,000   OH Air Quality Devel. Authority (Marion
                 Ethanol)(2)                                        8.500       02/01/2020         9,912,045
        50,000   OH Environmental Facilities (Ford Motor
                 Company)                                           5.750       04/01/2035            20,868
       520,000   OH Environmental Facilities (Ford Motor
                 Company)                                           5.950       09/01/2029           216,970
       100,000   OH Environmental Facilities (Ford Motor
                 Company)                                           6.150       06/01/2030            41,719
       550,000   OH Pollution Control (General Motors Corp.)        5.625       03/01/2015            52,531
     2,050,000   OH Port Authority of Columbiana Solid Waste
                 (A&L Salvage)(3,4,8)                              14.500       07/01/2028                --
    16,320,000   OH Port Authority of Columbiana Solid Waste
                 (Apex Environmental)(2)                            7.250       08/01/2034        11,302,579
    14,000,000   OH Solid Waste (General Motors Corp.)              6.300       12/01/2032         1,334,200
    29,515,000   OH Solid Waste Disposal (USG Corp.)(2)             5.600       08/01/2032        14,620,846
    38,910,000   OH Solid Waste Disposal (USG Corp.)(2)             5.650       03/01/2033        18,966,290
     6,640,000   OH Solid Waste Disposal (USG Corp.)(2)             6.050       08/01/2034         3,408,312
        70,000   Pike County, OH Hospital Facilities (Pike
                 Health Services)(2)                                7.000       07/01/2022            59,816
     3,415,000   Warren County, OH Port Authority (Corridor 75
                 Park)(2)                                           7.500       12/01/2034         2,696,791
                                                                                             ---------------
                                                                                                 172,131,712
Oklahoma--1.2%
     1,700,000   Ardmore, OK Devel. Authority (Airpark
                 Increment District)(2)                             5.750       11/01/2022         1,339,668
     1,500,000   Atoka County, OK Healthcare Authority (Atoka
                 Memorial Hospital)(2)                              6.625       10/01/2037           978,810
     1,650,000   Cleveland County, OK IDA (Vaughn Foods)            7.750       12/01/2012         1,461,026
     2,365,000   Cleveland County, OK IDA (Vaughn Foods)            8.100       12/01/2024         1,702,682
       320,000   Grady County, OK Industrial Authority
                 (Correctional Facilities)                          7.000       11/01/2011           252,275
     2,945,000   Jackson County, OK Memorial Hospital Authority
                 (Jackson County Memorial)(2)                       7.300       08/01/2015         2,910,485
        95,000   OK HFA (Single Family Mtg.)                        5.686(5)    09/01/2030            27,646
        50,000   OK Ordnance Works Authority Sewer & Solid
                 Waste Disposal Facilities (Ralston Purina
                 Group)(2)                                          6.500       09/01/2026            50,028
     1,500,000   Oklahoma City, OK Industrial & Cultural
                 Facilities (Aero Obligated Group)(2)               6.750       01/01/2023         1,212,120
     2,950,000   Oklahoma County, OK Finance Authority
                 (Var-Sail Assoc.)(2)                               5.250       05/15/2041         2,793,768


                 32 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Oklahoma Continued
$    4,075,000   Tulsa, OK Municipal Airport Trust (American
                 Airlines)(2)                                       6.250%      06/01/2020   $     2,908,205
       215,000   Tulsa, OK Municipal Airport Trust (American
                 Airlines)(2)                                       7.350       12/01/2011           197,058
    43,980,000   Tulsa, OK Municipal Airport Trust (American
                 Airlines)                                          7.750       06/01/2035        37,271,291
                                                                                             ---------------
                                                                                                  53,105,062
Oregon--0.2%
        20,000   Lane County, OR Hsg. Authority & Community
                 Services (Firewood)(2)                             6.600       11/01/2015            18,702
     1,095,000   OR Economic Devel. (Georgia-Pacific Corp.)(2)      5.700       12/01/2025           675,495
     2,325,000   OR Economic Devel. (Georgia-Pacific Corp.)(2)      6.350       08/01/2025         1,556,309
        10,000   OR GO (Elderly & Disabled Hsg.)(2)                 5.250       08/01/2031             9,520
     8,270,000   OR Solid Waste Disposal (USG Corp.)(2)             6.400       12/01/2029         4,575,047
        50,000   Port Astoria, OR Pollution Control (James
                 River)(2)                                          6.550       02/01/2015            41,915
     3,655,000   Port of St. Helen's, OR Pollution Control
                 (Boise Cascade Corp.)(2)                           5.650       12/01/2027         1,668,179
     1,150,000   Western Generation, OR Agency Cogeneration
                 (Wauna Cogeneration)(2)                            5.000       01/01/2021           863,639
                                                                                             ---------------
                                                                                                   9,408,806
Pennsylvania--3.1%
     1,250,000   Allegheny County, PA HDA (The Covenant at
                 South Hills)(3,4,8)                                8.750       02/01/2031            92,038
    49,250,000   Allegheny County, PA HDA (West Penn Allegheny
                 Health System)(2)                                  5.375       11/15/2040        26,276,353
        10,000   Erie County, PA IDA (International Paper
                 Company)(2)                                        5.850       12/01/2020             7,917
    42,230,000   Lehigh County, PA GPA (St. Lukes Hospital
                 Bethlehem)(8)                                      1.747(6)    08/15/2033        16,860,328
    24,000,000   Lehigh County, PA GPA (St. Lukes Hospital
                 Bethlehem)(8)                                      1.847(6)    08/15/2042         7,878,000
    25,000,000   PA EDFA (Bionol Clearfield)(2)                     8.500       07/15/2015        20,695,500
     5,000,000   PA EDFA (National Gypsum Company)(2)               6.250       11/01/2027         2,610,600
     5,000,000   PA EDFA (Northampton Generating)(2)                6.500       01/01/2013         4,053,100
     5,000,000   PA EDFA (Northampton Generating)(2)                6.600       01/01/2019         3,730,950
    19,500,000   PA EDFA (Reliant Energy)(2)                        6.750       12/01/2036        18,100,095
    12,175,000   PA EDFA (Reliant Energy)(2)                        6.750       12/01/2036        11,300,957
    12,500,000   PA EDFA (Reliant Energy)(2)                        6.750       12/01/2036        11,602,625
    11,470,000   PA EDFA (USG Corp.)(2)                             6.000       06/01/2031         5,969,791
    10,000,000   Sayre, PA Health Care Facilities Authority
                 (Guthrie Healthcare System)(2)                     1.625(6)    12/01/2024         5,267,500
                                                                                             ---------------
                                                                                                 134,445,754
Rhode Island--2.6%
    45,000,000   Central Falls, RI Detention Facility(2)            7.250       07/15/2035        31,037,400
        45,000   RI Health & Educational Building Corp. (Roger
                 Williams General Hospital)(2)                      5.500       07/01/2018            41,835


                 33 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Rhode Island Continued
$   11,500,000   RI Hsg. & Mtg. Finance Corp.(1)                    5.000%      10/01/2048   $     9,215,558
    12,835,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
                 Opportunity)(1)                                    5.200       10/01/2047        11,679,464
    52,090,000   RI Tobacco Settlement Financing Corp. (TASC)       6.125(5)    06/01/2052           409,427
    32,675,000   RI Tobacco Settlement Financing Corp. (TASC)(2)    6.250       06/01/2042        24,128,854
 1,839,245,000   RI Tobacco Settlement Financing Corp. (TASC)       7.054(5)    06/01/2052        18,153,348
    42,825,000   RI Tobacco Settlement Financing Corp. (TASC)       7.868(5)    06/01/2052           229,542
    25,605,000   RI Tobacco Settlement Financing Corp. (TASC),
                 Series A(2)                                        6.125       06/01/2032        18,865,252
                                                                                             ---------------
                                                                                                 113,760,680
South Carolina--0.7%
        15,000   Georgetown County, SC Environmental
                 Improvement (International Paper Company)(2)       6.250       09/01/2023            12,014
     7,304,000   Hardeeville, SC Assessment Revenue (Anderson
                 Tract Municipal Improvement District)(2)           7.750       11/01/2039         5,569,519
         5,000   Horry County, SC Airport(2)                        5.600       07/01/2017             5,004
     5,220,000   Lancaster County, SC (Edenmoor Improvement
                 District)(2)                                       5.750       12/01/2037         2,645,653
     1,000,000   Myrtle Beach, SC Tax Increment (Myrtle Beach
                 Air Force Base)(2)                                 5.250       11/01/2026           630,760
     2,000,000   Myrtle Beach, SC Tax Increment (Myrtle Beach
                 Air Force Base)(2)                                 5.300       11/01/2035         1,126,000
    16,963,000   Richland County, SC Assessment Revenue
                 (Village at Sandhill Improvement District)(2)      6.200       11/01/2036        10,694,493
       500,000   Richland County, SC Environmental
                 Improvement(2)                                     5.950       09/01/2031           354,015
       200,000   SC Connector 2000 Assoc. Toll Road, Series B       6.300(5)    01/01/2026            35,052
     7,620,000   SC Connector 2000 Assoc. Toll Road, Series B       6.453(5)    01/01/2020         2,105,711
     8,500,000   SC Connector 2000 Assoc. Toll Road, Series B       6.621(5)    01/01/2024         1,665,660
        50,000   SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated
                 Group)(2)                                          5.650       05/01/2018            40,761
       500,000   SC Jobs-EDA (Lutheran Homes)(2)                    5.625       05/01/2042           296,975
     5,035,000   York County, SC (Hoechst Celanese Corp.)(2)        5.700       01/01/2024         3,051,663
       790,000   York County, SC Pollution Control
                 (Bowater)(3,8)                                     7.400       01/01/2010            79,000
                                                                                             ---------------
                                                                                                  28,312,280
South Dakota--0.8%
    19,000,000   Brown County, SD Solid Waste Facilities
                 (Heartland Grain Fuels)(3)                         8.250       01/01/2018         4,761,400
     1,000,000   Lower Brule, SD Sioux Tribe, Series B(2)           5.500       05/01/2019           789,500
    33,445,000   SD Educational Enhancement Funding Corp.
                 Tobacco Settlement(2)                              6.500       06/01/2032        25,736,931
     4,999,161   Sioux Falls, SD Economic Devel. (City Centre
                 Hotel)(2)                                          7.000(6)    11/01/2016         4,002,229
     1,425,000   Turner County, SD Tax Increment(2)                 5.000       12/15/2026           965,053
                                                                                             ---------------
                                                                                                  36,255,113
Tennessee--0.5%
     4,850,000   Blount County, TN H&EFB (Asbury)(2)                5.125       04/01/2023         3,369,247


                 34 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Tennessee Continued
$      845,000   Chattanooga, TN HE&HFB (Campus Devel.
                 Foundation Phase I)(2)                             5.500%      10/01/2020   $       680,267
    21,710,000   Maury County, TN Industrial Devel. Board
                 (General Motors Corp.)                             6.500       09/01/2024         2,063,536
    15,480,000   McMinn County, TN Industrial Devel. Board
                 Pollution Control (Calhoun Newsprint)(3)           7.625       03/01/2016         1,317,038
    19,575,000   McMinn County, TN Industrial Devel. Board
                 Solid Waste (Calhoun Newsprint)(3)                 7.400       12/01/2022         1,665,833
     1,840,000   Memphis, TN HE&HFB (NH/Mendenhall
                 Hsg./Highland Hsg./NTH/VH Obligated Group)(8)      1.980(6)    04/01/2042         1,523,520
     9,080,000   Memphis, TN HE&HFB (NH/Mendenhall
                 Hsg./Highland Hsg./NTH/VH Obligated Group)(2)      5.750       04/01/2042         6,103,848
       215,000   Memphis-Shelby County, TN Airport Authority
                 (Express Airlines)(2)                              6.125       12/01/2016           160,758
     7,870,000   Metropolitan Knoxville, TN Airport Authority
                 (Northwest Airlines)(2)                            8.000       04/01/2032         5,837,966
       515,000   Shelby County, TN HE&HF (Lapaloma
                 Apartments)(2)                                     7.750       12/01/2029           396,802
                                                                                             ---------------
                                                                                                  23,118,815
Texas--30.6%
        20,000   Abilene, TX HFDC (Hendrick Medical Center)(2)      6.000       09/01/2013            20,012
    45,625,000   Alliance Airport Authority, TX (American
                 Airlines)                                          5.250       12/01/2029        17,192,869
    93,500,000   Alliance Airport Authority, TX (American
                 Airlines)                                          5.750       12/01/2029        35,713,260
       305,000   Alliance Airport Authority, TX (American
                 Airlines)                                          7.000       12/01/2011           206,201
       230,000   Beaumont, TX Multifamily HDC (Madison on the
                 Lake Apartments)(2)                                7.750       12/01/2028           183,407
       305,000   Bexar County, TX HFC (American Opportunity
                 Hsg.)(2)                                           7.500       01/01/2013           273,314
       980,000   Bexar County, TX HFC (American Opportunity
                 Hsg.)(2)                                           8.000       01/01/2031           662,392
     1,130,000   Bexar County, TX HFC (American Opportunity
                 Hsg.-Nob Hill Apartments)(3,4)                     8.500       06/01/2031           567,689
       995,000   Bexar County, TX HFC (Doral Club)(2)               8.750       10/01/2036           713,335
       200,000   Bexar County, TX HFC (Honey Creek LLC)(2)          8.000       04/01/2030           134,354
       100,000   Bexar County, TX HFC (Honey Creek LLC)             9.000       04/01/2030            69,940
     1,460,000   Bexar County, TX HFC (Perrin Square)(3)            9.750       11/20/2031         1,207,727
    41,315,000   Brazos River Authority, TX Pollution Control
                 (TXU Energy Company)                               5.000       03/01/2041        14,968,838
    13,500,000   Brazos River Authority, TX Pollution Control
                 (TXU Energy Company)                               5.400       05/01/2029         5,165,100
     2,345,000   Brazos River Authority, TX Pollution Control
                 (TXU Energy Company)                               6.300       07/01/2032           943,581
    14,080,000   Brazos River Authority, TX Pollution Control
                 (TXU Energy Company)                               6.750       04/01/2038         7,055,347
    11,420,000   Brazos River Authority, TX Pollution Control
                 (TXU Energy Company)                               6.750       10/01/2038         4,591,183
    10,000,000   Brazos River Authority, TX Pollution Control
                 (TXU Energy Company)                               7.700       03/01/2032         4,119,300
    28,120,000   Brazos River Authority, TX Pollution Control
                 (TXU Energy Company)                               7.700       04/01/2033        11,581,503


                 35 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Texas Continued
$    2,000,000   Brazos River, TX Harbor Navigation District
                 (Dow Chemical Company)                             5.950%      05/15/2033   $     1,532,660
    17,065,000   Cambridge, TX Student Hsg. (Cambridge Student
                 Hsg. Devel.)(2)                                    7.000       11/01/2039        13,060,356
       190,000   Cass County, TX IDC (International Paper
                 Company)(2)                                        6.600       03/15/2024           154,413
    45,125,000   Dallas, TX Area Rapid Transit(1)                   5.250       12/01/2048        45,642,153
    10,000,000   Dallas, TX Civic Center (Convention Complex)(1)    5.250       08/15/2034        10,110,250
    17,000,000   Dallas, TX Civic Center (Convention Complex)(1)    5.250       08/15/2038        17,119,680
    10,000,000   Dallas-Fort Worth, TX International Airport(1)     5.000       11/01/2035         8,838,050
        20,000   Dallas-Fort Worth, TX International Airport(2)     5.750       11/01/2030            19,829
    32,500,000   Dallas-Fort Worth, TX International Airport
                 (American Airlines/AMR Corp. Obligated Group)      5.500       11/01/2030        12,416,300
       320,000   Dallas-Fort Worth, TX International Airport
                 Facility (American Airlines)                       6.000       11/01/2014           155,658
    63,880,000   Dallas-Fort Worth, TX International Airport
                 Facility (American Airlines)                       6.375       05/01/2035        26,321,115
       305,000   Dallas-Fort Worth, TX International Airport
                 Facility (American Airlines)                       8.250       11/01/2036           140,901
    22,100,000   Dallas-Fort Worth, TX International Airport
                 Facility Improvement Corp.                         9.000       05/01/2029        11,801,842
    45,945,000   Dallas-Fort Worth, TX International Airport
                 Facility Improvement Corp.                         9.125       05/01/2029        23,763,673
     2,115,000   Danbury, TX Higher Education Finance Corp.
                 (Island Foundation)(2)                             6.250       02/15/2036         1,473,246
       450,000   Decatur, TX Hospital Authority (Wise Regional
                 Health System)(2)                                  5.625       09/01/2013           439,452
    22,950,000   Donna, TX GO(2)                                    6.250       02/15/2037        16,124,670
            64   El Paso, TX HFC (Single Family)(2)                 6.180       04/01/2033                66
        55,000   Gainesville, TX Hsg. Authority(2)                  6.800       12/01/2020            48,486
        25,000   Galveston County, TX HFC (Friendswood)(2)          6.200       10/01/2021            25,022
     1,000,000   Grapevine, TX IDC (Air Cargo)(2)                   6.500       01/01/2024           798,420
    31,000,000   Gulf Coast, TX IDA (Microgy Holdings)              7.000       12/01/2036        13,784,770
        70,000   Gulf Coast, TX Waste Disposal Authority (FMC
                 Corp.)(2)                                          7.050       10/01/2009            70,036
       150,000   Gulf Coast, TX Waste Disposal Authority
                 (Valero Energy Corp.)(2)                           5.700       04/01/2032           119,480
     5,760,000   Harris County, TX IDC (Continental Airlines)(2)    5.375       07/01/2019         3,824,928
     1,750,000   HFDC of Central TX (Legacy at Willow Bend
                 Retirement Community)(2)                           5.625       11/01/2026         1,157,923
     2,750,000   HFDC of Central TX (Legacy at Willow Bend
                 Retirement Community)(2)                           5.750       11/01/2036         1,663,255
     2,000,000   HFDC of Central TX (Lutheran Social Services
                 of the South)(2)                                   6.875       02/15/2032         1,488,700
     4,000,000   HFDC of Central TX (Villa De San Antonio)          6.250       05/15/2036         2,569,720
     7,940,000   Houston, TX Airport Special Facilities
                 (Continental Airlines)(2)                          5.700       07/15/2029         4,690,555


                 36 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Texas Continued
$    7,290,000   Houston, TX Airport Special Facilities
                 (Continental Airlines)(2)                          5.700%      07/15/2029   $     4,306,568
    20,640,000   Houston, TX Airport Special Facilities
                 (Continental Airlines)(2)                          6.125       07/15/2017        15,631,498
    18,735,000   Houston, TX Airport Special Facilities
                 (Continental Airlines)(2)                          6.125       07/15/2027        11,947,872
    20,245,000   Houston, TX Airport Special Facilities
                 (Continental Airlines)(2)                          6.125       07/15/2027        12,910,844
    65,165,000   Houston, TX Airport Special Facilities
                 (Continental Airlines)(2)                          6.750       07/01/2029        44,732,514
       100,000   Houston, TX Airport Special Facilities
                 (Continental Airlines)(2)                          7.000       07/01/2029            70,719
     3,520,000   Houston, TX Airport Special Facilities
                 (Continental Airlines)(2)                          7.375       07/01/2022         2,738,630
     8,860,000   Houston, TX HFC (Hometowne on Bellfort)(1)         5.250       12/01/2040         8,262,563
       470,000   Houston, TX IDC (Air Cargo)(2)                     6.375       01/01/2023           373,993
    10,000,000   La Vernia, TX Higher Education Finance Corp.(2)    7.125       02/15/2038         7,716,400
     1,840,000   Lubbock, TX HFC (Las Colinas Quail Creek
                 Apartments)(2)                                     6.000       07/01/2032         1,092,371
        15,000   Lubbock, TX HFC, Series A(2)                       6.150       10/01/2030            15,552
       575,000   Matagorda County, TX Navigation District
                 (Reliant Energy)(2)                                5.950       05/01/2030           474,404
       690,000   Midlothian, TX Devel. Authority Tax
                 Increment(2)                                       5.125       11/15/2026           475,293
       100,000   Northwest Harris County, TX Municipal Utility
                 District (Waterworks & Sewer)(2)                   6.100       04/01/2012           100,013
     6,120,000   Port of Bay City, TX (Hoechst Celanese
                 Corp.)(2)                                          6.500       05/01/2026         3,893,666
    15,000,000   Port of Corpus Christi, TX Authority (CNA
                 Holdings)(2)                                       6.700       11/01/2030         9,398,100
     5,963,809   Sabine Neches, TX HFC (Single Family Mtg.)(1)      4.875       12/01/2039         5,840,782
     4,100,000   Sabine, TX River Authority Pollution Control
                 (TXU Electric Company)                             6.150       08/01/2022         1,650,496
     1,800,000   Sabine, TX River Authority Pollution Control
                 (TXU Electric Company)                             6.450       06/01/2021           742,716
    42,260,000   San Antonio, TX Convention Center Hotel
                 Finance Corp (Empowerment Zone)(1)                 5.000       07/15/2039        30,916,742
        25,000   San Antonio, TX HFC (La Risa Apartments)           8.250       01/01/2026            20,000
        10,500   San Antonio, TX HFC (Point East Section
                 8)(3,4,8)                                          7.500       08/01/2023                21
     6,800,000   San Jacinto, TX Community College District(1)      5.000       02/15/2033         6,842,806
    10,000,000   San Jacinto, TX Community College District(1)      5.125       02/15/2038        10,108,600
     3,600,000   Southeast TX HFC (Forest View Apartments)          6.750       07/01/2037         2,474,820
     6,030,000   Springhill, TX Courtland Heights Public
                 Facility Corp.(2)                                  5.850       12/01/2028         3,578,564
    14,000,000   Tarrant County, TX Cultural Education
                 Facilities Finance Corp. (Baylor Health Care
                 System)(1)                                         5.750       11/15/2024        14,509,250
    34,000,000   Tarrant County, TX Cultural Education
                 Facilities Finance Corp. (Baylor Health Care
                 System)(1)                                         6.250       11/15/2029        35,795,710


                 37 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Texas Continued
$    4,250,000   Tarrant County, TX Cultural Education
                 Facilities Finance Corp. (Buckingham Senior
                 Living Community)(2)                               5.750%      11/15/2037   $     2,797,988
     1,600,000   Travis County, TX HFDC (Querencia Barton
                 Creek)(2)                                          5.650       11/15/2035           987,472
     2,495,000   Trinity, TX River Authority (TXU Energy
                 Company)                                           6.250       05/01/2028         1,004,262
    20,500,000   Trophy Club, TX Public Improvement (Highlands
                 Trophy Club)(2)                                    7.750       10/01/2037        16,475,645
     2,320,000   TX Affordable Hsg. Corp. (American Hsg.
                 Foundation)(3,4)                                   8.000       03/01/2032           439,060
       710,259   TX Affordable Hsg. Corp. (Ashton Place &
                 Woodstock Apartments)(3)                           6.300       08/01/2033            71,047
     6,170,000   TX Affordable Hsg. Corp. (South Texas
                 Affordable Properties Corp.)(3)                    8.000       03/01/2032         3,104,867
    36,000,000   TX Angelina & Neches River Authority (Aspen
                 Power)(2)                                          6.500       11/01/2029        21,375,000
        45,000   TX Angelina & Neches River Authority Solid
                 Waste (Champion International Corp.)(2)            6.300       04/01/2018            38,437
       250,000   TX Angelina & Neches River Authority Waste
                 Disposal (Temple-Inland)(2)                        6.950       05/01/2023           219,825
        15,000   TX Dept. of Hsg. & Community Affairs(2)            5.350       07/01/2033            14,039
       155,000   TX Dept. of Hsg. & Community Affairs (Sugar
                 Creek Apartments)(2)                               6.000       01/01/2042           162,167
     6,750,000   TX Dept. of Hsg. & Community Affairs (Summit
                 Point Apartments)(1)                               5.250       06/20/2047         6,549,593
    38,380,000   TX Multifamily Housing Options (Affordable
                 Hsg.)(2)                                           1.140(6)    01/01/2039        15,271,402
     1,490,000   TX Multifamily Hsg. Revenue Bond Pass-Through
                 Certificates (Skyway Villas)(2)                    5.950       11/01/2034         1,337,588
   259,560,000   TX Municipal Gas Acquisition & Supply Corp.(1)     5.625       12/15/2017       223,765,070
   531,755,000   TX Municipal Gas Acquisition & Supply Corp.(1)     6.250       12/15/2026       457,927,155
     5,960,000   TX Municipal Gas Acquisition & Supply Corp.(8)     2.334(6)    12/15/2026         3,824,830
     4,360,000   TX Panhandle HFA (Amarillo Affordable Hsg.)(3)     6.750       03/01/2031         2,700,846
     3,075,000   TX Public Finance Authority Charter School
                 Finance Corp. (Cosmos Foundation)(2)               5.375       02/15/2037         1,849,428
     1,600,000   TX Public Finance Authority Charter School
                 Finance Corp. (Ed-Burnham Wood)(2)                 6.250       09/01/2036         1,112,320
        35,000   TX Student Hsg. Corp. (University of North
                 Texas)(2)                                          6.000       07/01/2011            33,377
       635,000   TX Student Hsg. Corp. (University of North
                 Texas)(2)                                          6.750       07/01/2021           492,379
       200,000   TX Student Hsg. Corp. (University of North
                 Texas)(2)                                          6.850       07/01/2031           138,200
     2,115,000   Vintage Township, TX Public Facilities Corp.(2)    7.375       10/01/2038         1,659,492
     1,279,000   Vintage Township, TX Public Facilities Corp.(2)    7.375       10/01/2038         1,003,542
                                                                                             ---------------
                                                                                               1,325,701,499
U.S. Possessions--0.3%
       700,000   Northern Mariana Islands Commonwealth, Series
                 A(2)                                               6.750       10/01/2033           557,998
    21,250,000   Puerto Rico Sales Tax Financing Corp., Series
                 A(8)                                               1.714(6)    08/01/2057        11,326,250
                                                                                             ---------------
                                                                                                  11,884,248


                 38 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Utah--0.1%
$       85,000   Emery County, UT Pollution Control
                 (Pacificorp)(2)                                    5.625%      11/01/2023   $        85,121
     1,835,000   UT HFA (RHA Community Service of Utah)(2)          6.875       07/01/2027         1,387,645
     1,315,000   Utah County, UT Charter School (Lincoln
                 Academy)(2)                                        5.875       06/15/2037           873,226
       825,000   Utah County, UT Charter School (Renaissance
                 Academy)(2)                                        5.625       07/15/2037           527,076
     4,425,000   West Valley City, UT Sewer (East Hollywood
                 High School)(2)                                    5.625       06/15/2037         2,797,972
                                                                                             ---------------
                                                                                                   5,671,040
Vermont--0.1%
     2,000,000   VT EDA (Wake Robin Corp.)(2)                       5.375       05/01/2036         1,257,700
     2,660,960   VT Educational & Health Buildings Financing
                 Agency (Marlboro College)(2)                       2.779       04/01/2019         1,887,339
                                                                                             ---------------
                                                                                                   3,145,039
Virginia--1.2%
       570,000   Bedford County, VA IDA (Georgia-Pacific
                 Corp.)(2)                                          5.600       12/01/2025           363,067
       595,000   Bedford County, VA IDA (Georgia-Pacific
                 Corp.)(2)                                          6.300       12/01/2025           412,026
     2,535,000   Bedford County, VA IDA (Georgia-Pacific
                 Corp.)(2)                                          6.550       12/01/2025         1,813,564
    14,951,000   Farms New Kent, VA Community Devel. Authority
                 Special Assessment(2)                              5.125       03/01/2036         8,070,550
     9,200,000   Farms New Kent, VA Community Devel. Authority
                 Special Assessment(2)                              5.450       03/01/2036         5,187,604
     3,206,000   Farms New Kent, VA Community Devel. Authority
                 Special Assessment(2)                              5.800       03/01/2036         1,872,496
       475,000   Giles County, VA IDA (Hoechst Celanese
                 Corp.)(2)                                          5.950       12/01/2025           286,088
    10,000,000   Giles County, VA IDA (Hoechst Celanese
                 Corp.)(2)                                          6.450       05/01/2026         6,325,000
     7,930,000   Giles County, VA IDA (Hoechst Celanese
                 Corp.)(2)                                          6.625       12/01/2022         5,350,054
       235,000   Goochland County, VA IDA (Georgia-Pacific
                 Corp.)(2)                                          5.650       12/01/2025           150,616
     4,000,000   Lewistown, VA Commerce Center Community Devel.
                 Authority(2)                                       6.050       03/01/2027         2,566,960
     3,000,000   New Port, VA CDA(2)                                5.600       09/01/2036         1,536,270
     2,050,000   Norfolk, VA EDA, Series A(2)                       6.000       11/01/2036         1,221,124
     1,085,000   Norfolk, VA Redevel. & Hsg. Authority (First
                 Mtg.-Retirement Community)(2)                      6.125       01/01/2035           735,326
     9,675,000   Peninsula, VA Town Center Community Devel.
                 Authority Special Obligation(2)                    6.450       09/01/2037         6,134,434
     5,300,000   VA Celebrate South CDA Special Assessment(2)       6.250       03/01/2037         3,393,749
     3,400,000   VA H2O Community Devel. Authority(2)               5.200       09/01/2037         1,787,550
   228,700,000   VA Tobacco Settlement Authority                    7.075(5)    06/01/2047         4,443,641
     2,500,000   West Point, VA IDA Solid Waste (Chesapeake
                 Corp.)(3,8)                                        6.375       03/01/2019            25,000
                                                                                             ---------------
                                                                                                  51,675,119
Washington--2.5%
    11,480,000   Chelan County, WA Public Utility District No.
                 001 (Chelan Hydropower)(1)                         5.600       01/01/2036        10,684,198


                 39 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Washington Continued
$       25,000   King County, WA Hsg. Authority (Cascadian
                 Apartments)(2)                                     6.800%      07/01/2019   $        25,052
        15,000   King County, WA Hsg. Authority (Kona
                 Village)(2)                                        6.700       01/01/2020            13,506
       125,000   King County, WA Hsg. Authority (Southwood
                 Square Apartments)(2)                              6.100       10/01/2021           103,968
       725,000   King County, WA Hsg. Authority (Southwood
                 Square Apartments)(2)                              6.200       10/01/2031           547,187
        35,000   King County, WA Hsg. Authority (Woodridge
                 Park)(2)                                           6.250       05/01/2015            35,266
        50,000   King County, WA Hsg. Authority (Woodridge
                 Park)(2)                                           6.350       05/01/2025            50,247
    22,595,000   King County, WA Sewer(1)                           5.750       01/01/2043        23,822,745
     1,945,000   Kitsap County, WA Consolidated Hsg.
                 Authority(2)                                       5.500       06/01/2027         1,397,327
     2,350,000   Kitsap County, WA Consolidated Hsg.
                 Authority(2)                                       5.600       06/01/2037         1,563,479
        50,000   Kitsap County, WA Consolidated Hsg. Authority
                 (Heritage Apartments)(2)                           6.100       10/01/2031            37,248
     2,465,000   Port Camas, WA Public Industrial Corp. (James
                 River Corp. of Virginia)(2)                        6.700       04/01/2023         1,809,532
     5,000,000   Port of Seattle, WA Special Facility
                 (Northwest Airlines)(2)                            7.125       04/01/2020         3,750,250
    13,600,000   Port of Seattle, WA Special Facility
                 (Northwest Airlines)(2)                            7.250       04/01/2030         9,344,968
     2,425,000   Snohomish County, WA Hsg. Authority (Westwood
                 Crossing Apartments)(2)                            5.250       05/01/2037         1,526,683
       100,000   Snohomish County, WA Hsg. Authority
                 (Whispering Pines Apartments)(2)                   5.100       09/01/2015            90,158
     1,675,000   Snohomish County, WA Hsg. Authority
                 (Whispering Pines Apartments)(2)                   5.600       09/01/2025         1,266,283
     1,250,000   Snohomish County, WA Hsg. Authority
                 (Whispering Pines Apartments)(2)                   5.750       09/01/2030           901,925
     1,500,000   Tes Properties, WA(1)                              5.500       12/01/2029         1,521,975
    12,000,000   Tes Properties, WA(1)                              5.625       12/01/2038        12,095,940
    19,500,000   WA Health Care Facilities Authority
                 (Peacehealth)(1)                                   5.000       11/01/2018        19,340,295
    10,760,000   WA Kalispel Tribe Indians Priority District(2)     6.750       01/01/2038         7,699,856
    14,285,000   WA Tobacco Settlement Authority (TASC)(2)          6.625       06/01/2032        11,400,859
                                                                                             ---------------
                                                                                                 109,028,947
West Virginia--0.5%
    13,435,000   Harrison County, WV Tax Increment (Charles
                 Pointe)(2)                                         7.000       06/01/2028        10,311,766
     1,840,000   Harrison County, WV Tax Increment (Charles
                 Pointe)(2)                                         7.000       06/01/2035         1,346,107
    13,710,000   Harrison County, WV Tax Increment (Charles
                 Pointe)(2)                                         7.000       06/01/2035        10,029,962
        25,000   Kingswood, WV Sewage System(2)                     6.000       10/01/2025            20,740
        15,000   WV Hospital Finance Authority (Charleston Area
                 Medical Center)(2)                                 7.250       10/01/2014            15,024
                                                                                             ---------------
                                                                                                  21,723,599


                 40 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   Principal
     Amount                                                          Coupon      Maturity         Value
--------------                                                     ----------   ----------   ---------------
Wisconsin--0.8%
$   27,100,000   Aztalan, WI Exempt Facility (Renew Energy)(3,8)    7.500%      05/01/2018   $     1,544,700
       645,000   Milwaukee, WI (Aero Milwaukee)(2)                  6.500       01/01/2025           510,827
     1,220,000   Milwaukee, WI (Air Cargo)(2)                       7.500       01/01/2025         1,044,918
     3,970,000   Necedah, WI Community Devel. Authority Exempt
                 Facility (Castle Rock Renewable Fuels)(2)          7.500       03/01/2018         2,790,989
       165,000   New Berlin, WI Hsg. Authority (Pinewood
                 Creek)(2)                                          6.800       11/01/2012           160,172
       160,000   New Berlin, WI Hsg. Authority (Pinewood
                 Creek)(2)                                          6.850       05/01/2013           154,488
     1,595,000   New Berlin, WI Hsg. Authority (Pinewood
                 Creek)(2)                                          7.125       05/01/2024         1,325,190
       200,000   Reedsburg, WI Industrial Devel. Revenue
                 (Seats, Inc.)(2)                                   6.250       05/01/2019           166,358
     1,750,000   Sokaogon, WI Chippewa Community (Gaming)(2)        7.000       01/01/2026         1,277,763
     1,800,000   Sokaogon, WI Chippewa Community (Gaming)(2)        8.250       01/01/2017         1,431,612
     3,000,000   WI H&EFA (AE Nursing Centers)(2)                   7.250       06/01/2038         2,237,160
        55,000   WI H&EFA (Aurora Health Care)(2)                   5.625       02/15/2029            45,228
     1,600,000   WI H&EFA (Catholic Residential Services)(2)        5.250       05/01/2028           981,552
     1,000,000   WI H&EFA (Eastcastle Place)(2)                     6.125       12/01/2034           658,320
        70,000   WI H&EFA (Marshfield Clinic)(2)                    6.250       02/15/2029            61,628
     7,335,000   WI H&EFA (Wellington Homes)(2)                     6.750       09/01/2037         5,122,691
     1,300,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)(2)       5.650       08/01/2021           957,086
     2,385,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)(2)       5.800       08/01/2029         1,606,178
    11,230,000   WI Hsg. & EDA (Home Ownership), Series D(1)        5.100       09/01/2024        10,949,418
                                                                                             ---------------
                                                                                                  33,026,278
                                                                                             ---------------
Total Municipal Bonds and Notes (Cost $9,306,767,814)                                          6,038,558,581

Corporate Bonds and Notes--0.2%
    17,689,439   Delta Air Lines, Inc., Sr. Unsec. Nts.(2) (Cost
                 $17,512,546)                                       8.000       12/01/2015         8,161,553

    Shares
--------------
Common Stocks--0.0%
       133,257   Delta Air Lines, Inc.(4) (Cost $822,176)                                            822,196

     Units
--------------
Rights, Warrants, and Certificates--0.0%
     1,631,721   Converted Organics, Inc. Wts., Strike Price $11,
                 Exp. 2/13/12 (4) (Cost $0)                                                          693,481
Total Investments, at Value (Cost $9,325,102,536)--139.6%                                      6,048,235,811
Liabilities in Excess of Other Assets--(39.6)                                                 (1,717,175,233)
                                                                                             ---------------
Net Assets-100.0%                                                                            $ 4,331,060,578
                                                                                             ===============


                 41 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

Footnotes to Statement of Investments

(1.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(2.) All or a portion of the security has been segregated for collateral to cover borrowings.

(3.) Issue is in default. See accompanying Notes.

(4.) Non-income producing security.

(5.) Zero coupon bond reflects effective yield on the date of purchase.

(6.) Represents the current interest rate for a variable or increasing rate security.

(7.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(8.) Illiquid security. The aggregate value of illiquid securities as of April
     30, 2009 was $156,579,540, which represents 3.62% of the Fund's net assets. See accompanying Notes.

(9.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,424,680 or 0.08% of the Fund's net assets as of April 30, 2009.

(10.) Subject to a deferred-interest forebearance agreement. Rate shown is current rate. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of April 30, 2009:

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $    1,515,677         $--
Level 2--Other Significant Observable Inputs    6,031,448,732          --
Level 3--Significant Unobservable Inputs           15,271,402          --
                                               --------------         ---
   Total                                       $6,048,235,811         $--
                                               ==============         ===


                 42 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts.

Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

To simplify the listings of securities, abbreviations are used per the table below:

AHF       American Housing Foundation
CAB       Capital Appreciation Bond
CDA       Communities Devel. Authority
CFGH      Central Florida Group Homes
CHE       Catholic Health East
CHFTEH    Catholic Housing for the Elderly & Handicapped
CHS       Catholic Health Service
COP       Certificates of Participation
CoMC      Community Medical Center
DA        Dormitory Authority
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
FMC       Flagstaff Medical Center
GO        General Obligation
GPA       General Purpose Authority
H&EFA     Health and Educational Facilities Authority
H&EFB     Health and Educational Facilities Board
H&HEFA    Hospitals and Higher Education Facilities Authority
HDA       Hospital Devel. Authority
HDC       Housing Devel. Corp.
HE&HF     Higher Educational and Housing Facilities
HE&HFB    Health Educational and Housing Facility Board
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
IDA       Industrial Devel. Agency
IDC       Industrial Devel. Corp.
IF&PCFA   Industrial Facilities & Pollution Control Financing Authority
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
JGCCF     Jewish Geriatric & Convalescent Center Foundation
LH        Lowman Home
LS        Lutheran Services


                 43 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

MC        McCauley Center
MM        Mercy Medical
NH        Northgate Housing
NTH       North Terrace Housing
NYC       New York City
NYS       New York State
RHA       Resource Healthcare of America
RITES     Residual Interest Tax Exempt Security
Res Rec   Resource Recovery Facility
ROLs      Residual Option Longs
SANC      St. Anne's Nuring Center
SJR       St. Joseph Residence
SJRNC     St. Johns Rehabilitation and Nursing Center
TASC      Tobacco Settlement Asset-Backed Bonds
VH        Village Housing
VMNRC     Villa Maria Nursing & Rehabilitation Center
VS        Village Shalom
VSCF      Village Shalom Charitable Foundation
WSREC     West Suburban Recycling and Energy Corp.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose


                 44 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.


                 45 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 35% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $1,247,410,000 as of April 30, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2009, municipal bond holdings with a value of $1,895,204,971 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $1,247,410,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate


                 46 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At April 30, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

  PRINCIPAL                                                               COUPON    MATURITY
   AMOUNT      INVERSE FLOATER(1)                                        RATE (2)     DATE         VALUE
------------   ------------------                                        --------   --------   ------------
$  4,150,000   AL HFA (Single Family Mtg.) ROLs(3)                        17.606     10/1/32   $  4,166,019
   7,371,000   Aurora, IL Single Family Mtg. ROLS(3)                      21.641     12/1/45      8,149,009
   9,420,000   Aurora, IL Single Family Mtg. ROLS(3)                      26.074     12/1/39     10,420,404
 163,925,000   AZ Health Facilities Authority ROLs(3)                      1.816      1/1/37     47,705,454
  17,620,000   AZ Health Facilities Authority ROLs(3)                      1.816      1/1/37      5,127,772
  53,605,000   AZ Health Facilities Authority ROLs(3)                      1.816      1/1/37     15,600,127
   4,125,000   Broward County, FL Water and Sewer ROLs(3)                 17.532     10/1/34      4,151,978
 139,520,000   CA Golden State Tobacco Securitization Corp. ROLs(3)        7.297      6/1/47     42,460,122
   4,710,000   Chelan County, WA Public Utility District No. 1 ROLs(3)    11.759      1/1/36      3,914,198
  11,985,000   Dallas, TX Area Rapid Transit ROLs(3)                      16.575     12/1/48     12,502,153
   2,500,000   Dallas, TX Civic Center (Convention Complex) ROLs(3)       17.562     8/15/34      2,610,250
   4,250,000   Dallas, TX Civic Center (Convention Complex) ROLs(3)       17.562     8/15/38      4,369,680
   2,500,000   Dallas-Fort Worth, TX International Airport ROLs(3)        13.338     11/1/35      1,338,050
   7,035,000   Detroit, MI Sewer Disposal System ROLs(3)                   0.000      7/1/32     (6,885,506)
   2,595,000   District of Columbia HFA RITES                             15.767      6/1/38      1,993,739
   4,675,000   Douglas County, NE Hospital Authority ROLs(3)              19.915     11/1/48      5,592,843
   2,260,000   FL HFC ROLs(3)                                             17.184      7/1/38      1,980,935
   4,320,000   Hialeah Gardens, FL Health Facilities Authority ROLs(3)    12.180     8/15/31      3,544,474
   4,345,000   Houston, TX HFC ROLs(3)                                     9.327     12/1/40      3,747,563
   5,650,000   King County, WA Sewer ROLs(3)                              19.555      1/1/43      6,877,745
   3,500,000   KY EDFA (Baptist Healthcare System) ROLs(3)                18.069     8/15/24      3,951,570
   4,330,000   Long Beach, CA Harbor DRIVERS                              12.360     5/15/27      2,943,924
   1,250,000   Los Angeles, CA Dept. of Water & Power DRIVERS             16.499      7/1/34      1,193,250
   1,250,000   Los Angeles, CA Dept. of Water & Power DRIVERS             16.499      7/1/39      1,143,000


                 47 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   2,750,000   Los Angeles, CA Unified School District ROLs(3)            15.948      7/1/32      2,542,155
   9,165,000   MA Educational Financing Authority ROLs(3)                 17.341      1/1/30      9,340,326
   3,940,000   MA HFA ROLs(3)                                             11.647      6/1/49      2,903,859
   3,125,000   MA HFA ROLs(3)                                             11.919     12/1/49      2,618,094
  13,020,000   MA HFA ROLs(3)                                             16.365      7/1/25     11,685,580
   2,500,000   Miami-Dade County, FL School Board ROLs(3)                 17.562      2/1/27      2,613,400
   2,500,000   Miami-Dade County, FL School Board ROLs(3)                 16.548      2/1/27      2,406,600
  12,500,000   Miami-Dade County, FL School Board ROLs(3)                 18.069      2/1/34     13,044,500
   1,973,645   Minneapolis & St. Paul, MN Hsg. Finance Board (Single
                  Family Mtg.) ROLs(3)                                    16.434     11/1/38      1,552,982
  60,560,000   NJ Tobacco Settlement Financing Corp. ROLs(3)               2.280      6/1/29     27,271,379
 117,755,000   NJ Tobacco Settlement Financing Corp. ROLs(3)               2.405      6/1/34     46,598,009
   2,500,000   NYS DA ROLs(3)                                             16.548     3/15/38      2,584,800
   3,210,000   RI Hsg. & Mtg. Finance Corp. ROLs(3)                       17.383     10/1/47      2,054,464
   6,785,000   RI Hsg. & Mtg. Finance Corp. ROLs(3)                        4.844     10/1/48      4,500,558
   1,522,000   Sabine Neches, TX HFC (Single Family Mtg.) ROLs            18.005     12/1/39      1,365,782
  24,090,000   San Antonio, TX Convention Center ROLs(3)                   2.176     7/15/39     12,746,742
   5,425,000   San Francisco, CA Bay Area Toll Authority ROLs(3)          13.088      4/1/47      5,133,461
   7,370,000   San Francisco, CA Bay Area Toll Authority ROLs(3)          12.718      4/1/31      7,536,267
   1,700,000   San Jacinto, TX Community College District ROLs(3)         16.098     2/15/33      1,742,806
   2,500,000   San Jacinto, TX Community College District ROLs(3)         16.605     2/15/38      2,608,600
   3,995,000   Sedgwick & Shawnee Counties, KS Hsg.
                  (Single Family Mtg.)                                    11.244     12/1/38      4,082,890
   3,500,000   Tampa Bay, FL Regional Water Supply Authority DRIVERS      16.370     10/1/34      3,429,720
   3,500,000   Tarrant County, TX Cultural Education Facilities
                  Finance Corp. ROLs(3)                                   19.139    11/15/29      4,009,250
   8,500,000   Tarrant County, TX Cultural Education Facilities
                  Finance Corp. ROLs(3)                                   21.167    11/15/29     10,295,710
     375,000   Tes Properties, WA DRIVERS                                 18.391     12/1/29        396,975
   3,000,000   Tes Properties, WA DRIVERS                                 18.897     12/1/38      3,095,940
   3,375,000   TX Dept. of Hsg. & Community Affairs
                  (Multifamily Hsg.) ROLs(3)                               9.176     6/20/47      3,174,593
 111,615,000   TX Municipal Gas Acquisition & Supply Corp. ROLs(3)         9.325    12/15/17     75,820,070
 249,925,000   TX Municipal Gas Acquisition & Supply Corp. ROLs(3)        10.010    12/15/26    176,097,155
   4,875,000   WA Health Care Facilities Authority ROLs(3)                16.518     11/1/18      4,715,295


                 48 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

   1,875,000   Westminster, CA Redevel. Agency Tax Allocation ROLs(3)     21.707     11/1/39      2,272,238
   3,750,000   Westminster, CA Redevel. Agency Tax Allocation ROLs(3)     19.679     11/1/45      3,621,600
   5,615,000   WI Hsg. & EDA DRIVERS                                       9.141      9/1/24      5,334,418
                                                                                               ------------
                                                                                               $647,794,971
                                                                                               ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 42 and 43 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $1,183,840,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2009, securities with an aggregate market value of $91,304,645, representing 2.11% of the Fund's net assets, were in default.

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of April 30, 2009, securities with an aggregate market value of $13,199,873, representing 0.30% of the Fund's net assets, were subject to these forbearance agreements. Principal payments of $735,000 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.


                 49 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended April 30, 2009 was as follows:

                                 CALL OPTIONS
                            ---------------------
                            NUMBER OF   AMOUNT OF
                            CONTRACTS    PREMIUMS
                            ---------   ---------
Options outstanding as of
   July 31, 2008               439      $ 63,477
Options closed or expired     (191)      (30,013)
Options exercised             (248)      (33,464)
                              ----      --------
Options outstanding as of
   April 30, 2009               --      $     --
                              ====      ========

ILLIQUID SECURITIES

As of April 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT


                 50 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 9,467,960,460
                                 ===============
Gross unrealized appreciation    $    50,666,343
Gross unrealized depreciation     (3,470,390,992)
                                 ---------------
Net unrealized depreciation      $(3,419,724,649)
                                 ===============


                 51 | Oppenheimer Rochester National Municipals

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust


By: /s/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: 06/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: 06/15/2009


By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/15/2009